As filed with the Securities and Exchange Commission on November 29, 2005 1933 Act File No. 33-572 1940 Act File No. 811-4409

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933	[ ]
POST-EFFECTIVE AMENDMENT NO. 102	[X]
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 104	[X]

EATON VANCE MUNICIPALS TRUST (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

ALAN R. DYNNER The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (a)(1)
[X]	on December 1, 2005 pursuant to paragraph (b)	[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
[ ]	This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Eaton Vance Arizona Municipals Fund
Eaton Vance Colorado Municipals Fund
Eaton Vance Connecticut Municipals Fund
Eaton Vance Michigan Municipals Fund
Eaton Vance Minnesota Municipals Fund
Eaton Vance New Jersey Municipals Fund
Eaton Vance Pennsylvania Municipals Fund

Mutual funds providing tax-exempt income

Prospectus Dated December 1, 2005

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries	3
Arizona Fund	4
Colorado Fund	5
Connecticut Fund	6
Michigan Fund	7
Minnesota Fund	8
New Jersey Fund	9
Pennsylvania Fund	10
Fund Fees and Expenses	11
Investment Objectives & Principal Policies and Risks	13
Management and Organization	14
Valuing Shares	16
Purchasing Shares	16
Sales Charges	18
Redeeming Shares	20
Shareholder Account Features	21
Tax Information	22
Financial Highlights	25
Arizona Fund	25
Colorado Fund	26
Connecticut Fund	27
Michigan Fund	28
Minnesota Fund	29
New Jersey Fund	30
Pennsylvania Fund	31

Fund Summaries

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.

Investment Objectives and Principal Strategies

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Under normal market circumstances, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund normally acquires municipal obligations with maturities of ten years or more.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders. A portion of each Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risk Factors

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund’s yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called “junk bonds”) are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state’s general obligations (if any) by Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”) are described in the Fund-specific summaries that follow this page.

A Fund’s use of derivatives may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

As a non-diversified fund, a Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes a Fund more susceptible to adverse economic, business or other developments affecting such issuers. A Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Eaton Vance Arizona Municipals Fund

The Arizona Fund’s investment objective is to provide current income exempt from regular federal income tax and Arizona state personal income taxes. Arizona does not issue general obligation bonds. Obligations issued for a particular project are rated based on the specific project’s creditworthiness.

Performance Information. The following bar chart and table provide information about the Arizona Fund’s performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because they have not been offered prior to the date of this prospectus. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. ^

During the ten years ended December 31, 2004, the highest quarterly total return for Class B was ^9.11% for the quarter ended ^March 31, 1995, and the lowest quarterly return was ^–3.04% for the quarter ended ^December 31, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to September 30, 2005) was ^2.78%. For the 30 days ended July 31, 2005, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.28%) for Class A shares were ^3.56% and ^5.77%, respectively, and for Class B shares were ^3.00% and ^4.86%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Return as of December 31, 2004	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–1.03%	^5.45%	^5.78%
Class B Return Before Taxes	^–1.61%	^5.41%	5.64%
Class B Return After Taxes on Distributions	^–1.61%	^5.39%	^5.62%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	^ 0.50%	^5.28%	5.51%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	^ 4.48%	^7.20%	^7.06%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Colorado Municipals Fund

The Colorado Fund’s investment objective is to provide current income exempt from regular federal income tax and Colorado state personal income taxes. There currently are no Colorado general obligations outstanding. Obligations issued for a particular project are rated based on the specific project’s creditworthiness.

Performance Information. The following bar chart and table provide information about the Colorado Fund’s performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, 2004, the highest quarterly total return for Class B was ^8.61% for the quarter ended ^March 31, 1995, and the lowest quarterly return was ^–2.42% for the quarter ended ^December 31, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to September 30, 2005) was ^2.43%. For the 30 days ended July 31, 2005, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.01%) for Class A shares were ^3.76% and ^6.07%, respectively, and for Class B shares were ^3.20% and ^5.16%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Return as of December 31, 2004	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–1.06%	5.77%	5.97%
Class B Return Before Taxes	^–1.76%	5.72%	5.83%
Class B Return After Taxes on Distributions	^–1.81%	5.70%	5.81%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.28%	5.55%	5.69%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Connecticut Municipals Fund

The Connecticut Fund’s investment objective is to provide current income exempt from regular federal income tax and Connecticut state personal income taxes. Connecticut general obligations currently are rated Aa3, AA and AA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Connecticut Fund’s performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because they have not been offered prior to the date of this prospectus. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, 2004, the highest quarterly total return for Class B was ^8.21% for the quarter ended ^March 31, 1995, and the lowest quarterly return was ^–2.24% for the quarter ended ^March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to September 30, 2005) was ^1.78%. ^ For the 30 days ended July 31, 2005, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.25%) for Class A shares were ^3.14% and ^5.09%, respectively, and for Class B shares were ^2.55% and ^4.13%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Return as of December 31, 2004	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–1.79%	5.54%	5.99%
Class B Return Before Taxes	^–2.46%	5.50%	5.73%
Class B Return After Taxes on Distributions	^–2.48%	5.49%	5.72%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	^–0.23%	5.33%	5.57%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Class A performance shown above for the period prior to April 19, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Michigan Municipals Fund

The Michigan Fund’s investment objective is to provide current income exempt from regular federal income tax and Michigan state and city income and single business taxes. Michigan general obligations currently are rated ^Aa2, ^AA and ^AA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Michigan Fund’s performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because they have not been offered prior to the date of this prospectus. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, 2004, the highest quarterly total return for Class B was ^7.94% for the quarter ended ^March 31, 1995, and the lowest quarterly return was ^–2.76% for the quarter ended ^December 31, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to September 30, 2005) was ^2.62%. For the 30 days ended July 31, 2005, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 37.54%) for Class A shares were ^3.61% and ^5.78%, respectively, and for Class B shares were ^3.04% and ^4.87%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Return as of December 31, 2004	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–1.10%	6.06%	5.72%
Class B Return Before Taxes	^–1.74%	6.03%	5.62%
Class B Return After Taxes on Distributions	^–1.75%	5.97%	5.58%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.33%	5.79%	5.46%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Minnesota Municipals Fund

The Minnesota Fund’s investment objective is to provide current income exempt from regular federal income tax and regular Minnesota state personal income taxes. The Minnesota Fund will invest its assets so that at least 95% of the exempt-interest dividends that it pays are derived from Minnesota municipal obligations. Minnesota general obligations currently are rated Aa1, AAA and AAA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Minnesota Fund’s performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because they have not been offered prior to the date of this prospectus. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, 2004, the highest quarterly total return for Class B was ^7.93% for the quarter ended ^March 31, 1995, and the lowest quarterly return was ^–2.82% for the quarter ended ^March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to September 30, 2005) was ^2.96%. For the 30 days ended July 31, 2005, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.10%) for Class A shares were ^3.50% and ^5.84%, respectively, and for Class B shares were ^2.93% and ^4.89%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Return as of December 31, 2004	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–0.89%	5.15%	5.33%
Class B Return Before Taxes	^–1.53%	5.12%	5.17%
Class B Return After Taxes on Distributions	^–1.58%	5.10%	5.14%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.36%	5.03%	5.09%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance New Jersey Municipals Fund

The New Jersey Fund’s investment objective is to provide current income exempt from regular federal income tax and New Jersey state personal income taxes. New Jersey general obligations currently are rated Aa3, ^AA and AA- by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the New Jersey Fund’s performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because they have not been offered prior to the date of this prospectus. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, 2004, the highest quarterly total return for Class B was ^6.90% for the quarter ended ^March 31, 1995, and the lowest quarterly return was ^–2.78% for the quarter ended ^June 30, 2004. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to September 30, 2005) was ^3.21%. ^ For the 30 days ended July 31, 2005, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.83%) for Class A shares were ^4.00% and ^6.76%, respectively, and for Class B shares were ^3.44% and ^5.81%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Return as of December 31, 2004	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–1.20%	6.11%	5.98%
Class B Return Before Taxes	^–1.98%	6.08%	5.69%
Class B Return After Taxes on Distributions	^–1.98%	6.08%	5.68%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.29%	5.90%	5.58%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Class A performance shown above for the period prior to April 13, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Pennsylvania Municipals Fund

The Pennsylvania Fund’s investment objective is to provide current income exempt from regular federal income tax and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes. Pennsylvania general obligations currently are rated Aa2, AA and AA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Pennsylvania Fund’s performance for each calendar year through December 31, 2004. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because they have not been offered prior to the date of this prospectus. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, 2004, the highest quarterly total return for Class B was ^7.77% for the quarter ended ^March 31, 1995, and the lowest quarterly return was ^–2.31% for the quarter ended ^December 31, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2004 to September 30, 2005) was ^3.38%. For the 30 days ended July 31, 2005, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 37.00%) for Class A shares were ^3.68% and ^5.84%, respectively, and for Class B shares were ^3.06% and ^4.86%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

Average Annual Total Return as of December 31, 2004	One Year	Five Years	Ten Years

Class A Return Before Taxes	^–0.92%	5.61%	5.72%
Class B Return Before Taxes	^–1.44%	5.57%	5.46%
Class B Return After Taxes on Distributions	^–1.44%	5.56%	5.45%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.69%	5.48%	5.41%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.48%	7.20%	7.06%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Class A performance shown above for the period prior to June 1, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)^

	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)^

		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses*	Total Annual Fund Operating Expenses

Arizona Fund	Class A shares	0.32%	n/a	0.46%	0.78%
	Class B shares	0.32%	0.95%	0.26%	1.53%
	Class C shares	0.32%	0.95%	0.26%	1.53%

Colorado Fund	Class A shares	0.20%	n/a	0.55%	0.75%
	Class B shares	0.20%	0.95%	0.35%	1.50%

Connecticut Fund	Class A shares	0.39%	n/a	0.39%	0.78%
	Class B shares	0.39%	0.95%	0.19%	1.53%
	Class C shares	0.39%	0.95%	0.19%	1.53%

Michigan Fund	Class A shares	0.32%	n/a	0.48%	0.80%
	Class B shares	0.32%	0.95%	0.28%	1.55%
	Class C shares	0.32%	0.95%	0.28%	1.55%

Minnesota Fund	Class A shares	0.25%	n/a	0.53%	0.78%
	Class B shares	0.25%	0.95%	0.33%	1.53%
	Class C shares	0.25%	0.95%	0.33%	1.53%

New Jersey Fund	Class A shares	0.42%	n/a	0.39%	0.81%
	Class B shares	0.42%	0.95%	0.19%	1.56%
	Class C shares	0.42%	0.95%	0.19%	1.56%

Pennsylvania Fund	Class A shares	0.43%	n/a	0.42%	0.85%
	Class B shares	0.43%	0.95%	0.22%	1.60%
	Class C shares	0.43%	0.95%	0.22%	1.60%

.

* Other Expenses for Class A includes a 0.20% service fee paid pursuant to a Service Plan. Other Expenses for Class C shares of the Arizona, Connecticut, Michigan, Minnesota, New Jersey and Pennsylvania Funds is estimated.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

		1 Year	3 Years	5 Years	10 Years

Arizona Fund	Class A shares	$551	$712	$ 888	$1,395
	Class B shares*	$656	$883	$1,034	$1,621
	Class C shares	$256	$483	$ 834	$1,824

Colorado Fund	Class A shares	$548	$703	$ 872	$1,361
	Class B shares*	$653	$874	$1,018	$1,588

Connecticut Fund	Class A shares	$551	$712	$ 888	$1,395
	Class B shares*	$656	$883	$1,034	$1,621
	Class C shares	$256	$483	$ 834	$1,824

Michigan Fund	Class A shares	$553	$718	$ 898	$1,418
	Class B shares*	$658	$890	$1,045	$1,643
	Class C shares	$258	$490	$ 845	$1,845

Minnesota Fund	Class A shares	$551	$712	$ 888	$1,395
	Class B shares*	$656	$883	$1,034	$1,621
	Class C shares	$256	$483	$ 834	$1,824

New Jersey Fund	Class A shares	$554	$721	$ 903	$1,429
	Class B shares*	$659	$893	$1,050	$1,655
	Class C shares	$259	$493	$ 850	$1,856

Pennsylvania Fund	Class A shares	$558	$733	$ 924	$1,474
	Class B shares*	$663	$905	$1,071	$1,699
	Class C shares	$263	$505	$ 871	$1,900

You would pay the following expenses if you did not redeem your shares:^

		1 Year	3 Years	5 Years	10 Years

Arizona Fund	Class A shares	$551	$712	$ 888	$1,395
	Class B shares*	$156	$483	$ 834	$1,621
	Class C shares	$156	$483	$ 834	$1,824

Colorado Fund	Class A shares	$548	$703	$ 872	$1,361
	Class B shares*	$153	$474	$ 818	$1,588

Connecticut Fund	Class A shares	$551	$712	$ 888	$1,395
	Class B shares*	$156	$483	$ 834	$1,621
	Class C shares	$156	$483	$ 834	$1,824

Michigan Fund	Class A shares	$553	$718	$ 898	$1,418
	Class B shares*	$158	$490	$ 845	$1,643
	Class C shares	$158	$490	$ 845	$1,845

Minnesota Fund	Class A shares	$551	$712	$ 888	$1,395
	Class B shares*	$156	$483	$ 834	$1,621
	Class C shares	$156	$483	$ 834	$1,824

New Jersey Fund	Class A shares	$554	$721	$ 903	$1,429
	Class B shares*	$159	$493	$ 850	$1,655
	Class C shares	$159	$493	$ 850	$1,856

Pennsylvania Fund	Class A shares	$558	$733	$ 924	$1,474
	Class B shares*	$163	$505	$ 871	$1,699
	Class C shares	$163	$505	$ 871	$1,900
* Reflects the expenses of Class A after eight years because Class B shares convert to Class A shares after eight years.

Investment Objectives & Principal Policies and Risks

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund’s investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. For purposes of the policy, “net assets” includes any borrowings for investment purposes. Each Fund’s investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days’ notice of any material change in a Fund’s investment objective.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Fund will invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a ^municipality, a group of municipalities or participants in qualified issues of tax-exempt debt for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser’s process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation.

The interest on municipal obligations is (in the opinion of the issuer’s counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the “AMT”) for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Fund may invest in securities of any maturity, it is expected that a Fund will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of a Fund’s holdings may vary depending on market conditions.

Under normal conditions, each Fund invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Fund may also invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody’s currently rates Puerto Rico general obligations ^Baa and S&P rates them ^BBB. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Fund may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value of the Fund’s shares will change in response to changes in prevailing interest rates and changes in the value of securities held by the Fund. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Fund may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index (“inverse floaters”). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Each Fund may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Fund may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Fund may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Fund accrues income on these investments and is required to distribute that income each year. Each Fund may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Fund may invest (including those eligible for resale under Rule 144A of the Securities Act of 1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Fund may be more dependent on the portfolio manager’s analysis than if this were not the case.

Each Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Fund will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Fund may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund’s investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

Management and Organization

Management. Each Fund’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $105 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Fund. Under its investment advisory agreement with each Fund, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $20 million	0.100%	1.00%
2	$20 million but less than $40 million	0.200%	2.00%
3	$40 million but less than $500 million	0.300%	3.00%
4	$500 million but less than $1 billion	0.275%	2.75%
5	$1 billion but less than $1.5 billion	0.250%	2.50%
6	$1.5 billion but less than $2 billion	0.225%	2.25%
7	$2 billion but less than $3 billion	0.200%	2.00%
8	$3 billion and over	0.175%	1.75%

Prior to September 20, 2004, each Fund invested its assets in a separate open-end investment company advised by BMR that had the same objective and policies of the ^Fund (a “Portfolio”). Each Portfolio paid the same advisory fee as the Fund. For the fiscal year ended July 31, 2005, BMR earned advisory fees equivalent to the percentage of average daily net assets stated below.

		^
^	Net Assets on July 31, 2005	Advisory Fee as a Percentage ^of Average Daily Net Assets
Fund

	^
Arizona	$ 75,532,201	0.32%
	^
Colorado	$ 30,378,318	0.20%
	^
Connecticut	$133,169,242	0.39%
	^
Michigan	$ 61,981,901	0.32%
	^
Minnesota	$ 44,815,834	0.25%
	^
New Jersey	$247,852,566	0.42%
	^
Pennsylvania	$214,480,752	0.43%

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of each Fund’s investment advisory agreement.

William H. Ahern is the portfolio manager of the Colorado Fund (since June 1, 1997), the Connecticut Fund (since November 24, 1997) and the Michigan Fund (since January 17, 2000). Craig R. Brandon is the portfolio manager of the Arizona Fund (since September 13, 2004) and the Minnesota Fund (since September 13, 2004). Thomas M. Metzold is the portfolio manager of the Pennsylvania Fund (since February 1, 2005). Robert B. MacIntosh is the portfolio manager of the New Jersey Fund (since it commenced operations). Each portfolio manager also manages other Eaton Vance portfolios, and Mr. Ahern, Mr. MacIntosh and Mr. Metzold have managed Eaton Vance portfolios for more than five years, and are Vice Presidents of Eaton Vance and BMR. Mr. Brandon was appointed portfolio manager in 2004 and has been a municipal credit analyst at Eaton Vance for more than five years. He has been a Vice President of Eaton Vance and BMR since November, 2001.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of shares of each Fund with respect to which that portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Each Fund’s investment policies include a fundamental investment provision allowing the Fund to invest its assets in one or more open-end investment companies having substantially the same investment objective, policies and restrictions as the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. Each Fund may initiate investments in one or more investment companies at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Municipal obligations owned by the Funds are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day’s net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and ^certain Fund service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). Each Fund has procedures authorizing the investment adviser to use the fair value of a security if market prices are unavailable or deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in each Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares after eight years. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class B shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of Class B shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class C shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of Class C shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and/or service fees as described below. Sales charges, distribution fees and/or service fees paid to investment dealers vary by share class. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.75%	4.99%	4.50%
$25,000 but less than $100,000	4.50%	4.71%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details. For the 90-day period beginning August 19, ^2005 and ending November 16, 2005, the clients of Edward D. Jones & Co., L.P. who ^were eligible for the Edward Jones Free Switch Program ^were able to purchase Class A shares of any Eaton Vance fund at net asset value.

Contingent Deferred Sales Charge. Each Class of ^shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund^. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B ^shares are subject to the following CDSC schedule:

^
Year of Redemption After Purchase	CDSC

First or Second	5%	The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

^

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees to the principal underwriter for personal and/or account services equal to 0.20% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account® for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

* Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
* Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
* Cash Option	Dividends and capital gains are paid in cash.
* Exchange Option	Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may be mailed the following:

* Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
* Periodic account statements, showing recent activity and total share balance.
* Form 1099 and tax information needed to prepare your income tax returns.
* Proxy materials, in the event a shareholder vote is required.
* Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing”. If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under “Purchasing Shares”, the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeem from (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in “street name” accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

Tax Information

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund’s daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws.

^A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax.
^Taxes on distributions of capital gains are determined by how long the ^Fund owned the ^investments that generated them, rather than how long a shareholder has owned his or ^her shares. Distributions of any taxable income and net short-
term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation’s AMT liability. Each
Fund’s distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment. Additional information about state taxes is provided below.

Arizona. Based upon the advice of special tax counsel, the management of the Arizona Fund believes that assuming that the Fund qualifies as a regulated investment company for federal income taxes under Subchapter M of the Internal Revenue Code (the “Code”) and that amounts so designated by the Fund to its shareholders qualify as “exempt-interest dividends” under Section 852(b)(5) of the Code, under Arizona law, dividends paid by the Fund will be exempt from Arizona income tax imposed on individuals, corporations and estates and trusts that are subject to Arizona taxation to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on Arizona obligations. In addition, dividends paid by the Fund will be exempt from Arizona income tax imposed on such persons, though included in gross income for federal income tax purposes, to the extent such dividends are derived from interest payments on direct obligations of the United States. Other distributions from the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from Arizona income tax. Interest or indebtedness and other related expenses which are incurred or continued by a shareholder to purchase or carry shares of the Fund generally will not be deductible for Arizona income tax purposes.

Colorado. In the opinion of special tax counsel to the Colorado Fund, provided that the Fund qualifies as a regulated investment company under the Code, individuals, trusts, estates, and corporations who are holders of the Fund and who are subject to the Colorado income tax will not be subject to Colorado tax on Fund dividends to the extent that: (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest received by the Fund on obligations of Colorado or any of its political subdivisions issued on or after May 1, 1980 or (b) such dividends are attributable to interest on obligations of the United States or its possessions to the extent included in federal taxable income. To the extent that Fund distributions are attributable to sources not described in the preceding sentence, such as long or short-term capital gains, such distributions will not be exempt from Colorado state income tax. There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.

Connecticut. In the opinion of special tax counsel to the Connecticut Fund, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax, which is imposed on the Connecticut taxable income of individuals, trusts, and, estates, in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under Connecticut law (“Connecticut Obligations”), or on obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands or Guam.

Other distributions from the Connecticut Fund, including dividends attributable to interest on obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that, in the case of shareholders holding shares of the Connecticut Fund as capital assets, distributions qualifying as capital gain dividends for federal income tax purposes will not be subject to such tax to the extent they are derived from Connecticut Obligations. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax, which is applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent such distributions qualify as exempt-interest dividends derived from Connecticut Obligations or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other such distributions from the Connecticut Fund could cause or increase liability for the net Connecticut minimum tax.

Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation or other entity subject to such tax, but a portion of such distributions not qualifying as exempt-interest dividends or capital gain dividends for federal income tax purposes might qualify for the dividends-received deduction provided under that Connecticut tax.

Michigan. The Michigan Fund has received an opinion from special tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and city income taxes and Michigan single business tax (“Michigan tax-exempt obligations”). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities.

Minnesota. Based on the advice of special tax counsel to the Minnesota Fund, provided that the Fund qualifies as a “regulated investment company” under the Code, exempt-interest dividends paid by the Fund and derived from interest income on tax-exempt obligations of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities (“Minnesota Sources”), will be exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts, provided that the portion of all exempt-interest dividends paid by the Fund that are derived from Minnesota Sources represent at least 95% or more of the exempt-interest dividends paid by the Fund in a taxable year. ^Furthermore, exempt-interest dividends, if any, derived from interest on certain obligations issued by U.S. territories and possessions will also be exempt from the regular Minnesota personal income tax. Other dividends paid by the Fund, including other exempt-interest dividends paid from sources other than Minnesota Sources, and distributions derived from net short-term and long-term capital gains, are not exempt from the regular Minnesota personal income tax imposed on individuals, estates, and trusts.

Minnesota imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on the taxpayer’s federal alternative minimum taxable income. To the extent that exempt-interest dividends are included in federal alternative minimum taxable income, they will also be included in Minnesota alternative minimum taxable income.

All distributions from the Fund, including exempt-interest dividends derived from Minnesota Sources will be includable in taxable income for purposes of determining the Minnesota franchise tax imposed on corporations.

Interest on indebtedness which is incurred or continued by an individual, a trust or an estate to purchase or carry shares of the Fund generally will not be deductible for regular Minnesota personal income tax purposes.

New Jersey. The New Jersey Fund intends to satisfy New Jersey’s statutory requirements for treatment as a “Qualified Investment Fund” under the provisions of the New Jersey Gross Income Tax Act (N.J.S.A. Sections 54A: 5-1 et seq.), as amended and any regulations promulgated thereunder. The Fund has obtained an opinion of special tax counsel to the New Jersey Fund that, provided the New Jersey Fund limits its investments to those described in this prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

Pennsylvania. Interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania (“Exempt Obligations”) are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term “Exempt Obligations” includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and (ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions made by the Pennsylvania Fund, provided such distributions are derived from interest on
Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. Shares of the Pennsylvania Fund which are held by individual shareholders who are
Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Fund consist of Exempt Obligations on the annual assessment date.
Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax (“Philadelphia School District Tax”), provided that the Pennsylvania Fund reports to its investors the percentage of Exempt Obligations held by the Pennsylvania Fund for the year. The Pennsylvania Fund will report such percentage to its investors.

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the past five years. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by ^Deloitte & Touche LLP, an independent registered public accounting firm. The report of ^Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and are included in the ^Funds’ Statement of Additional Information, which is available on the Eaton Vance website (www.eatonvance.com) or upon request.

	Arizona Fund

	Year Ended July 31,

	2005(1)		2004(1)		2003(1)		2002(1)(2)		2001(1)

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.650	$ 10.730	$ 9.550	$ 10.620	$ 9.730	$ 10.830	$ 9.680	$ 10.770	$ 9.480	$10.540

Income (loss) from operations
Net investment income	$ 0.467	$ 0.441	$ 0.493	$ 0.470	$ 0.482	$ 0.456	$ 0.485	$ 0.461	$ 0.529	$ 0.494
Net realized and unrealized gain (loss)	0.131	0.139	0.088	0.096	(0.182)	(0.211)	0.045	0.054	0.163	0.203

Total income from operations	$ 0.598	$ 0.580	$ 0.581	$ 0.566	$ 0.300	$ 0.245	$ 0.530	$ 0.515	$ 0.692	$ 0.697

Less distributions
From net investment income	$ (0.468)	$ (0.440)	$ (0.481)	$ (0.456)	$(0.480)	$ (0.455)	$(0.480)	$ (0.455)	$(0.492)	$(0.467)

Total distributions	$ (0.468)	$ (0.440)	$ (0.481)	$ (0.456)	$(0.480)	$ (0.455)	$(0.480)	$ (0.455)	$(0.492)	$(0.467)

Net asset value - End of year	$ 9.780	$ 10.870	$ 9.650	$ 10.730	$ 9.550	$ 10.620	$ 9.730	$ 10.830	$ 9.680	$10.770

Total return(3)	6.31%	5.68%(4)	6.15%	5.38%	3.06%	2.22%	5.67%	4.92%	7.46%	6.73%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 58,597	$ 16,935	$ 47,945	$ 19,471	$ 9,174	$ 59,399	$ 7,342	$ 63,117	$ 5,413	$ 66,376
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.78%	1.53%	0.78%	1.53%	0.76%	1.51%	0.78%	1.53%	0.84%	1.59%
Expenses after custodian fee reduction(5)	0.76%	1.51%	0.77%	1.52%	0.75%	1.50%	0.78%	1.53%	0.82%	1.57%
Net investment income	4.79%	4.07%	5.10%	4.33%	4.90%	4.17%	5.05%	4.32%	5.50%	4.62%
Portfolio Turnover of the Portfolio(7)	0%	0%	10%	10%	6%	6%	27%	27%	26%	26%
Portfolio Turnover of the Fund	16%	16%	—	—	—	—	—	—	—	—
							(See footnotes on last page.)

^

Financial Highlights (continued)

	Colorado Fund

	Year Ended July 31,

	2005(1)		2004(1)		2003(1)		2002(1)(2)		2001

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.570	$ 10.420	$ 9.440	$ 10.280	$ 9.680	$ 10.540	$ 9.680	$ 10.540	$ 9.160	$ 9.970

Income (loss) from operations
Net investment income	$ 0.435	$ 0.398	$ 0.460	$0.421	$ 0.464	$ 0.427	$ 0.481	$ 0.447	$ 0.479	$ 0.444
Net realized and unrealized gain (loss)	0.131	0.138	0.132	0.143	(0.228)	(0.244)	(0.001)(6)	0.001	0.535	0.588

Total income from operations	$ 0.566	$ 0.536	$ 0.592	$0.564	$ 0.236	$ 0.183	$ 0.480	$ 0.448	$ 1.014	$ 1.032

Less distributions
From net investment income	$ (0.446)	$ (0.406)	$ (0.462)	$ (0.424)	$(0.476)	$ (0.443)	$(0.480)	$ (0.448)	$(0.494)	$ (0.462)

Total distributions	$ (0.446)	$ (0.406)	$ (0.462)	$ (0.424)	$(0.476)	$ (0.443)	$(0.480)	$ (0.448)	$(0.494)	$ (0.462)

Net asset value - End of year	$ 9.690	$ 10.550	$ 9.570	$ 10.420	$ 9.440	$ 0.280	$ 9.680	$ 10.540	$ 9.680	$ 10.540

Total return(3)	6.02%	5.41%(4)	6.33%	5.53%	2.42%	1.70%	5.13%	4.37%	11.35%	10.58%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$ 22,044	$ 8,334	$ 19,700	$ 10,579	$ 8,709	$ 28,242	$ 6,379	$ 30,116	$ 2,726	$ 27,730

Ratios (As a percentage of average daily net assets):
Expenses(5)	0.75%	1.50%	0.75%	1.50%	0.73%	1.48%	0.80%	1.55%	0.86%	1.62%
Expenses after custodian fee reduction(5)	0.74%	1.49%	0.75%	1.50%	0.71%	1.46%	0.78%	1.53%	0.82%	1.58%
Net investment income	4.50%	3.78%	4.78%	4.00%	4.78%	4.04%	5.01%	4.28%	5.06%	4.33%
Portfolio Turnover of the Portfolio(7)	3%	3%	6%	6%	21%	21%	18%	18%	18%	18%
Portfolio Turnover of the Fund	6%	16%	—	—	—	—	—	—	—	—
							(See footnotes on last page.)

Financial Highlights (continued)

	Connecticut Fund

	Year Ended July 31,

	2005(1)		2004(1)		2003(1)		2002(1)(2)		2001(1)

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 10.610	$10.560	$10.540	$10.490	$10.750	$10.700	$10.750	$ 10.700	$10.140	$ 10.090

Income (loss) from operations
Net investment income	$ 0.461	$ 0.380	$ 0.488	$ 0.404	$ 0.494	$0.411	$ 0.508	$ 0.429	$ 0.518	$ 0.440
Net realized and unrealized gain (loss)	0.057	0.056	0.070	0.071	(0.195)	(0.194)	0.007	0.004	0.601	0.598

Total income from operations	$ 0.518	$ 0.436	$ 0.558	$ 0.475	$ 0.299	$0.217	$ 0.515	$ 0.433	$ 1.119	$ 1.038

Less distributions

From net investment income	$ (0.468)	$ (0.386)	$ (0.488)	$ (0.405)	$ (0.509)	$(0.427)	$ (0.515)	$ (0.433)	$ (0.509)	$ (0.428)

Total distributions	$ (0.468)	$ (0.386)	$ (0.488)	$ (0.405)	$ (0.509)	$(0.427)	$ (0.515)	$ (0.433)	$ (0.509)	$ (0.428)

Net asset value - End of year	$ 10.660	$10.610	$10.610	$10.560	$10.540	$10.490	$10.750	$ 10.700	$10.750	$ 10.700

Total return(3)	4.96%	4.36%(4)	5.34%	4.55%	2.76%	1.99%	4.92%	4.13%	11.30%	10.48%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$102,378	$30,791	$96,559	$36,518	$25,210	$122,822	$22,436	$128,349	$12,752	$126,304
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.78%	1.53%	0.79%	1.54%	0.77%	1.52%	0.82%	1.57%	0.86%	1.60%
Expenses after custodian fee reduction(5)	0.77%	1.52%	0.79%	1.54%	0.77%	1.52%	0.80%	1.55%	0.83%	1.57%
Net investment income	4.31%	3.57%	4.58%	3.77%	4.55%	3.82%	4.76%	4.03%	4.95%	4.24%
Portfolio Turnover of the Portfolio(7)	2%	2%	15%	15%	19%	19%	22%	22%	14%	14%
Portfolio Turnover of the Fund	14%	14%	—	—	—	—	—	—	—	—
							(See footnotes on last page.)

Financial Highlights (continued)

	Michigan Fund

	Year Ended July 31,

	2005(1)(*)		2004(1)(*)		2003(1)(*)		2002(1)(2)(*)		2001(1)(*)

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.480	$ 9.480	$ 9.400	$ 9.400	$ 9.590	$ 9.590	$ 9.570	$ 9.570	$ 9.040	$ 9.040

Income (loss) from operations
Net investment income	$ 0.435	$ 0.364	$ 0.456	$ 0.398	$ 0.476	$ 0.406	$ 0.486	$ 0.413	$ 0.479	$ 0.409
Net realized and unrealized gain (loss)	0.156	0.154	0.086	0.072	(0.190)	(0.193)	0.010	0.010	0.526	0.523

Total income from operations	$ 0.591	$ 0.518	$ 0.542	$ 0.479	$ 0.286	$ 0.213	$ 0.496	$ 0.423	$ 1.005	$ 0.932

Less distributions

From net investment income	$ (0.441)	$(0.368)	$ (0.462)	$ (0.390)	$(0.476)	$ (0.403)	$(0.476)	$ (0.403)	$(0.475)	$ (0.402)

Total distributions	$ (0.441)	$(0.368)	$ (0.462)	$ (0.390)	$(0.476)	$ (0.403)	$(0.476)	$ (0.403)	$(0.475)	$ (0.402)

Net asset value - End of year	$ 9.630	$ 9.630	$ 9.480	$ 9.480	$ 9.400	$ 9.400	$ 9.590	$ 9.590	$ 9.570	$ 9.570

Total return(3)	6.34%	5.76%(4)	5.83%	4.96%	2.96%	2.19%	5.34%	4.50%	11.37%	10.59%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$53,522	$ 8,460	$54,332	$11,146	$ 4,079	$66,608	$ 3,308	$73,107	$ 2,838	$77,957

Ratios (As a percentage of average daily net assets):
Expenses(5)	0.80%	1.55%	0.81%	1.56%	0.79%	1.54%	0.80%	1.55%	0.86%	1.60%
Expenses after custodian fee reduction(5)	0.79%	1.54%	0.80%	1.55%	0.78%	1.53%	0.80%	1.55%	0.85%	1.59%
Net investment income	4.53%	3.80%	4.81%	4.14%	4.92%	4.20%	5.11%	4.34%	5.12%	4.38%
Portfolio Turnover of the Portfolio(7)	2%	2%	16%	16%	12%	12%	7%	7%	8%	8%
Portfolio Turnover of the Fund	21%	21%	—	—	—	—	—	—	—	—

(*)	On October 17, 2005, the Trustees of the Trust approved a 1.1167883 shares for 1 share stock split for Class B shares of the Michigan Fund, which was processed on November 11, 2005. The stock split had no impact on the overall value of a shareholder’s investment in the Michigan Fund. Per share data have been restated to reflect the effect of the stock split. Additional information concerning the stock split is contained in the financial statements included in the SAI.

(See footnotes on last page.)

Financial Highlights (continued)

	Minnesota Fund

	Year Ended July 31,

	2005(1)		2004(1)		2003(1)		2002(1)(2)		2001

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.110	$ 9.810	$ 9.090	$9.790	$ 9.310	$ 10.030	$ 9.410	$ 10.130	$ 9.070	$9.770

Income (loss) from operations
Net investment income	$ 0.422	$ 0.380	$ 0.432	$0.390	$ 0.449	$ 0.411	$ 0.504	$ 0.470	$ 0.488	$0.451
Net realized and unrealized gain (loss)	0.206	0.205	0.029	0.029	(0.185)	(0.204)	(0.118)	(0.121)	0.336	0.352

Total income from operations	$ 0.628	$ 0.585	$ 0.461	$0.419	$ 0.264	$ 0.207	$ 0.386	$ 0.349	$ 0.824	$0.803

Less distributions

From net investment income	$ (0.418)	$ (0.375)	$ (0.441)	$ (0.399)	$(0.484)	$ (0.447)	$(0.486)	$ (0.449)	$(0.484)	$ (0.443)

Total distributions	$ (0.418)	$ (0.375)	$ (0.441)	$ (0.399)	$(0.484)	$ (0.447)	$(0.486)	$ (0.449)	$(0.484)	$ (0.443)

Net asset value - End of year	$ 9.320	$10.020	$ 9.110	$9.810	$ 9.090	$ 9.790	$ 9.310	$10.030	$ 9.410	$ 10.130

Total Return(3)	7.02%	6.23%(4)	5.12%	4.33%	2.86%	2.07%	4.22%	3.52%	9.29%	8.36%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 31,245	$ 13,571	$ 29,369	$ 15,212	$ 8,956	$ 41,279	$ 7,370	$ 44,110	$ 5,364	$ 43,819
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.78%	1.53%	0.79%	1.54%	0.78%	1.53%	0.77%	1.52%	0.87%	1.62%
Expenses after custodian fee reduction(5)	0.77%	1.52%	0.79%	1.54%	0.76%	1.51%	0.75%	1.50%	0.82%	1.57%
Net investment income	4.55%	3.81%	4.71%	3.92%	4.83%	4.11%	5.41%	4.68%	5.26%	4.52%
Portfolio Turnover of the Portfolio(7)	6%	6%	12%	12%	15%	15%	26%	26%	17%	17%
Portfolio Turnover of the Fund	14%	14%	—	—	—	—	—	—	—	—
							(See footnotes on last page.)

30

Financial Highlights (continued)

	New Jersey Fund

	Year Ended July 31,

	2005(1)		2004(1)		2003(1)		2002(1)(2)		2001(1)

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 10.130	$10.570	$ 10.070	$10.510	$10.320	$ 10.780	$10.340	$ 10.790	$ 9.760	$ 10.180

Income (loss) from operations
Net investment income	$ 0.478	$ 0.419	$ 0.508	$0.445	$ 0.527	$ 0.470	$ 0.558	$ 0.504	$ 0.542	$0.494
Net realized and unrealized gain (loss)	0.342	0.361	0.082	0.086	(0.248)	(0.271)	(0.043)	(0.039)	0.572	0.590

Total income from operations	$ 0.820	$ 0.780	$ 0.590	$0.531	$ 0.279	$ 0.199	$ 0.515	$ 0.465	$ 1.114	$1.084

Less distributions

From net investment income	$ (0.480)	$ (0.420)	$ (0.530)	$ (0.471)	$ (0.529)	$ (0.469)	$ (0.535)	$ (0.475)	$ (0.534)	$ (0.474)

Total distributions	$ (0.480)	$ (0.420)	$ (0.530)	$ (0.471)	$ (0.529)	$ (0.469)	$ (0.535)	$ (0.475)	$ (0.534)	$ (0.474)

Net asset value - End of year	$ 10.470	$10.930	$ 10.130	$ 10.570	$10.070	$ 10.510	$10.320	$ 10.780	$10.340	$ 10.790

Total return(3)	8.24%	7.68%(4)	5.89%	5.07%	2.67%	1.80%	5.16%	4.43%	11.71%	10.88%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$175,624	$72,228	$161,964	$ 78,427	$31,548	$228,575	$27,736	$239,669	$19,212	$ 238,445
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.81%	1.56%	0.84%	1.59%	0.82%	1.57%	0.83%	1.58%	0.88%	1.63%
Expenses after custodian fee reduction(5)	0.80%	1.55%	0.83%	1.58%	0.82%	1.57%	0.83%	1.58%	0.87%	1.62%
Net investment income	4.61%	3.87%	4.99%	4.12%	5.07%	4.33%	5.46%	4.72%	5.39%	4.71%
Portfolio Turnover of the Portfolio(7)	0%	0%	15%	15%	15%	15%	26%	26%	20%	20%
Portfolio Turnover of the Fund	30%	30%	—	—	—	—	—	—	—	—
							(See footnotes on last page.)

31

Financial Highlights (continued)

	Pennsylvania Fund

	Year Ended July 31,

	2005(1)		2004(1)		2003(1)		2002(1)(2)		2001(1)

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.730	$10.060	$ 9.680	$10.010	$ 9.870	$10.210	$ 9.870	$ 10.210	$ 9.480	$9.800

Income (loss) from operations
Net investment income	$ 0.490	$ 0.431	$ 0.513	$0.458	$ 0.525	$0.469	$ 0.565	$ 0.510	$ 0.548	$0.492
Net realized and unrealized gain (loss)	0.191	0.200	0.053	0.049	(0.171)	(0.182)	(0.021)	(0.026)	0.381	0.392

Total income (loss) from operations	$ 0.681	$ 0.631	$ 0.566	$0.507	$ 0.354	$0.287	$ 0.544	$ 0.484	$ 0.929	$0.884

Less distributions

From net investment income	$ (0.491)	$ (0.431)	$ (0.516)	$ (0.457)	$ (0.544)	$(0.487)	$ (0.544)	$ (0.484)	$ (0.539)	$ (0.474)

Total distributions	$ (0.491)	$ (0.431)	$ (0.516)	$ (0.457)	$ (0.544)	$(0.487)	$ (0.544)	$ (0.484)	$ (0.539)	$ (0.474)

Net asset value - End of year	$ 9.920	$10.260	$ 9.730	$10.060	$ 9.680	$10.010	$ 9.870	$ 10.210	$ 9.870	$ 10.210

Total return(3)	7.14%	6.58%(4)	5.91%	5.10%	3.60%	2.81%	5.66%	4.83%	10.05%	9.21%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$ 166,734	$ 47,747	$ 156,465	$ 51,972	$ 17,109	$ 204,087	$ 14,896	$ 211,865	$ 11,411	$218,068

Ratios (As a percentage of average daily net assets):
Expenses(5)	0.85%	1.60%	0.85%	1.60%	0.83%	1.58%	0.87%	1.62%	0.89%	1.65%
Expenses after custodian fee reduction(5)	0.84%	1.59%	0.84%	1.59%	0.83%	1.58%	0.85%	1.60%	0.85%	1.61%
Net investment income	4.97%	4.22%	5.27%	4.48%	5.29%	4.57%	5.74%	5.00%	5.65%	4.90%
Portfolio Turnover of the Portfolio(7)	1%	1%	14%	14%	23%	23%	15%	15%	15%	15%
Portfolio Turnover of the Fund	16%	16%	—	—	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.
(2)	Each Fund, through its investment in its corresponding Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 for each Fund follows. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. Arizona Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by less than $0.001, and increase the ratio of net investment income to average net assets from 5.04% to 5.05%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Colorado Fund Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.99% to 5.01%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Connecticut Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.75% to 4.76%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Michigan Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Minnesota Fund Class A: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%; Class B: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. New Jersey Fund Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%; Class B:  increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.71%
to 4.72%. Pennsylvania Fund Class A and Class B: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)	Total return reflects an increase due to a change in the timing of the payment and reinvestment of distributions for each Fund as follows: Arizona Fund Class B: 0.18%; Colorado Fund Class B: 0.16%; Connecticut Fund Class B: 0.16%; Michigan Fund Class B: 0.17%; Minnesota Fund Class B: 0.18%; New Jersey Fund Class B: 0.17%; and Pennsylvania Fund Class B: 0.18%.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.
(6)	Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

32

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-225-6265 website: www.eatonvance.com

^

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports^) at: ^ the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

PFPC Inc. P.O. Box 9653 Providence, RI 02940-9653 1-800-262-1122

The Funds’ SEC File No. is 811-4409.	C12/1ABP
089-12/05	© 2005 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION December 1, 2005

Eaton Vance Arizona Municipals Fund
Eaton Vance Colorado Municipals Fund
Eaton Vance Connecticut Municipals Fund
Eaton Vance Michigan Municipals Fund
Eaton Vance Minnesota Municipals Fund
Eaton Vance New Jersey Municipals Fund
Eaton Vance Pennsylvania Municipals Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds. Each Fund is a non-diversified, open-end management investment company. Each Fund is a series of Eaton Vance Municipals Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	2^	Purchasing and Redeeming Shares	^19
Investment Restrictions	8^	Sales Charges	^20
Management and Organization	9^	Performance	23^
Investment Advisory and Administrative Services	15^	Taxes	25^
Other Service Providers	18^	Portfolio Securities Transactions	27^
Calculation of Net Asset Value	19^	Financial Statements	29^

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Appendix A:	Class A Fees, Performance and Ownership	30	Appendix E:	Ratings	47
Appendix B:	Class B Fees, Performance and Ownership	34	Appendix F:	Eaton Vance Funds Proxy
Appendix C:	Class C Fees, Performance and Ownership	37		Voting Policies and
Appendix D:	State Specific Information	38		Procedures	51
			Appendix G:	Adviser Proxy Voting Policies	53

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds’ prospectus dated December 1, 2005, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

© 2005 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “NASD” for the National Association of Securities Dealers, Inc.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest ^semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Fund will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, a Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public ^projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

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The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other ^conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Fund as a result of any such event, and a Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Fund. Each Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Fund will be affected by such changes.

State-Specific Concentration. For a discussion of the risks associated with investing in municipal obligations of a particular state’s issuers, see “Risks of Concentration” in Appendix D. Each Fund may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam; provided that the Minnesota Fund invests its assets so that at least 95% of the exempt-interest dividends that it pays are derived from Minnesota municipal obligations. Accordingly, a Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Fund may also invest to a limited extent in obligations issued by the N. Marianna Territories and American Samoa. Information about some of these conditions and developments is included in Appendix D.

Sector Concentration. Each Fund may invest 25% or more of its total assets in municipal obligations in certain sectors. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

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Tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state.

In addition, with respect to the airline industry, there are a number of major carriers that are experiencing significant operation problems. These problems include, but are not limited to, bankruptcy filings, competition from low cost carriers, labor and union conflicts, increasing costs associated with terrorism, increasing jet fuel prices and decreasing yields per passenger. ^Several major airlines are currently in bankruptcy, and additionally, recent court rulings associated with the United Airlines bankruptcy have been split on determining whether certain special facility “lease-backed” debt issuances are considered loans and not leases, significantly impacting the return potential of “lease-backed” airline bonds if the rulings stand.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. A Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by a Fund is downgraded, causing the Fund to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Fund’s credit quality limitations. In the case of a defaulted obligation, a Fund may incur additional expense seeking recovery of its investment. See “Portfolio of Investments” in the “Financial Statements” incorporated by reference into this SAI with respect to any defaulted obligations held by a Fund.

When a Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund’s goals is more dependent on the investment adviser’s ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix E.

Municipal Leases. Each Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Fund may be deemed illiquid for the purpose of the Fund’s 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider ^the factors it believes are relevant to the marketability of ^the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity

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determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; ^(4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer^; (5) the willingness of the ^governmental issuer to continue to ^appropriate funds for the payment of the ^obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or ^contract; (7) the ^rating, if any, ^assigned to the ^obligation and/ or the ^governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation ^is insured as to the ^timely payment of principal and interest; and (9) all factors and information unique to the obligation ^in determining its liquidity. In the event a Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and each Fund is required to distribute that income for each taxable year. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a “when-issued” basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Fund’s commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer’s outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Fund to buy such securities on a settlement date that could be several months or several years in the future. Each Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

Each Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Fund enters into the purchase commitment. When a Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund’s net asset value than if it solely set aside cash to pay for when-issued securities.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Fund may retain the bond if interest rates decline.

Liquidity and Protective Put Options. Each Fund may enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price. Each Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Fund or that selling institutions will be willing to permit a Fund to exercise a put to hedge against rising interest rates. A Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the

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associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

OTC Options. Each Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option. Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer. The buyer may not pay a premium for such option. Each Fund may enter into such arrangements on up to 5% of the value of such Fund’s assets. There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and therefore the Fund would not be entitled to the appreciation above such price.

Variable Rate Obligations. Each Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, ^semiannually, etc.). The revised rates are usually set at the issuer’s discretion in which case the investor normally enjoys the right to “put” the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Inverse Floaters. Each Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index (“inverse floaters”). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Under certain circumstances, a Fund may enter into a so-called shortfall and ^forbearance agreement with the sponsor of an inverse floater held by the Fund. Such agreements commit a Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, a Fund would not be required to make such a reimbursement. If a Fund chooses not to enter into such an agreement, the inverse floater will be terminated and the Fund may incur a loss. Although entering into such an agreement exposes a Fund to the risk that it may have to make a reimbursement of the type described above, the Fund can receive higher interest payments than it would under a typical inverse floater and would be able to defer recognizing a loss on the inverse floater covered by the shortfall and ^forbearance agreement.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Each Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

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If the other party to an interest rate swap or forward rate contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. No Fund will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Illiquid Obligations. At times, a substantial portion of a Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Fund will own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

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Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by a Fund (or of securities that a Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund’s custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Each Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Each Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes. Each Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.

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Asset Coverage. To the extent required by SEC guidelines, each Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Temporary Investments. Under unusual market conditions, each Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. Each Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). A Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Fund.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)	Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

(5)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

(6)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

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The following nonfundamental investment policies have been adopted by each Fund. A nonfundamental policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders. Each Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, utilities and industrial development bonds. Each Fund reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Fund’s investment restrictions and diversification status, the determination of the “issuer” of a municipal obligation will be made by the Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund (see “Principal Underwriter” under “Other Service Providers”). ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

9

^

Name and Date of Birth	Position(s) with ^the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By ^Trustee(1)	Other Directorships Held

Interested Trustee

JAMES B. HAWKES 11/9/41	Vice President and Trustee	Since 1985	Chairman, President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of ^161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, Eaton Vance, EVC and EV, which are affiliates of the Trust.	^161	Director of EVC

Noninterested Trustees

BENJAMIN C. ESTY 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	^152	None

SAMUEL L. HAYES, III 2/23/35	Chairman of the Board and Trustee	Trustee since 1986 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of
Yakima Products, Inc. (manufacturer of automotive accessories) (since
2001) and Director of Telect, Inc. (telecommunication services
			company) (since 2000).	^161	Director of Tiffany & Co. (specialty retailer)

WILLIAM H. PARK 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC
(investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment
			management firms) (1982-2001).	^161	None

RONALD A. PEARLMAN 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991- 2000).	^161	None

NORTON H. REAMER 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management
Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn
Corporation (an investment and financial advisory services company)
(since September 2000). Formerly, Chairman and Chief Operating
Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of
Berkshire Capital Corporation (investment banking firm) (2002-
2003). Formerly, Chairman of the Board, United Asset Management
Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds
			(mutual funds) (1980-2000).	^161	None

LYNN A. STOUT 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	^161	None

RALPH F. VERNI 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and
Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer,  State Street Research & Management (investment adviser), SSRM
Holdings (parent of State Street Research & Management), and SSR
			Realty (institutional realty manager) (1992-2000).	^152	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

(1) Includes both master and feeder funds in a master-feeder structure.

10

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) ^with ^the Trust	^Term of ^Office and ^Length of Service^	Principal Occupation(s) During Past Five Years

^
ROBERT B. MACINTOSH	President	Since 2005*	Vice President of Eaton Vance and BMR. Officer of 85 registered investment companies managed by Eaton Vance or BMR.
1/22/57
^
WILLIAM H. AHERN, JR.	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^70 registered investment companies managed by Eaton Vance or BMR.
7/28/59

CRAIG R. BRANDON	^Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^44 registered investment companies managed by Eaton Vance or BMR.
12/21/66

CYNTHIA J. CLEMSON	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of 85 registered investment companies managed by Eaton Vance or BMR.
3/2/63
^
THOMAS M. METZOLD	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of 43 registered investment companies managed by Eaton Vance or BMR.
8/3/58

ALAN R. DYNNER 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Officer of ^161 registered investment companies managed by Eaton Vance or BMR.

^
BARBARA E. CAMPBELL	Treasurer	Since 2005*	Vice President of Eaton Vance and BMR. Officer of 161 registered investment companies managed by Eaton Vance or BMR.
6/19/57

PAUL M. O’NEIL 7/11/53	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^161 registered investment companies managed by Eaton Vance or BMR.

* Prior to 2005, Mr. MacIntosh served as Vice President of the Trust since 1993 and Ms. Campbell served as Assistant Treasurer of the Trust since 1993.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee and the Special Committee. The Governance, the Audit and the Special Committees are each comprised of only noninterested Trustees. The former Contract Review Subcommittee of the Special Committee was comprised of only noninterested Trustees.

Messrs. Hayes, Park, Pearlman, Reamer and Ms. Stout are members of the Governance Committee of the Board of Trustees of the Trust. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended July 31, 2005, the Governance Committee convened six times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes, Park, Verni and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit

11

committee financial experts. The Audit Committee’s purposes are to (i) oversee each Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of Rule 306 of Regulation S-K for inclusion in the proxy statement of a Fund. During the fiscal year ended July 31, 2005, the Audit Committee convened four times.

Messrs. Hayes (Chair), Esty, Park, Pearlman, Reamer and Ms. Stout are currently members of the Special Committee of the Board of Trustees of the Trust. The purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee. In addition, pursuant to its charter revised on February 9, 2004, the Special Committee established a Contract Review Subcommittee to perform certain functions, including to request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act. On August 16, 2004, the Special Committee adopted a revised Special Committee Charter which eliminated the Contract Review Subcommittee, because it was determined that its function could be carried out by the full Special Committee. The members of the Contract Review Subcommittee were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended July 31, 2005, the Special Committee convened ten times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2004.

                                                                 Dollar Range of Equity Securities Owned by
^Fund Name            ^Benjamin C.Esty(2)(4)      ^ James B. Hawkes(1)        ^Samuel L. Hayes(2)         ^William H. Park(2)

Arizona Fund                      None                                None                               None                                None
Colorado Fund                   None                                None                               None                                 None
Connecticut Fund               None                                None                                None                                 None
Michigan Fund                   None                                 None                               None                                 None
Minnesota Fund                 None                                 None                               None                                 None
New Jersey Fund               None                                 None                               None                                 None
Pennsylvania Fund              None                                 None                               None                                 None
Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustee in the Eaton
Vance Family of Funds        None                       over$100,000^                 over$100,000(3)                 over$100,000

^Fund Name             ^Ronald A.Pearlman(2)    ^Norton H. Reamer(2)    ^Lynn A. Stout(2)        ^Ralph F. ^Verni(2)(4)
Arizona Fund                       None                                None                          None                          None
Colorado Fund                    None                                None                          None                           None
Connecticut Fund                None                                None                           None                           None
Michigan Fund                    None                                None                           None                           None
Minnesota Fund                  None                                None                           None                           None
New Jersey Fund                None                                None                           None                           None
Pennsylvania Fund               None                                None                          None                            None
Aggregate Dollar Range
of Equity Securities
Owned in all Registered
Funds Overseen by
Trustee in the Eaton
Vance Family of Funds      over $100,000^          over $100,000           over $100,000(3)                  None

(1)	Interested Trustee.

(2)	Noninterested Trustees.

(3)	Includes shares which may be deemed to be beneficially owned through a Trustee Deferred Compensation Plan.

(4)	Messrs. Esty and Verni were elected as Trustees on April 29, 2005 and thus had no beneficial ownership of securities in a Fund or in the Eaton Vance Fund Complex as of December 31, 2004.

^

12

As of December 31, 2004, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2003 and December 31, 2004, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2003 and December 31, 2004, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of each Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by a Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on a Fund’s assets, liabilities, and net income per share, and will not obligate a Fund to retain the services of any Trustee or obligate a Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Funds (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust). Prior to September 20, 2004, each Fund invested all of its assets in a corresponding Portfolio. During the fiscal year ended July 31, 2005, the Trustees of the Trust and the Portfolios earned the following compensation in their capacity as Trust and Portfolio Trustees. For the year ended December 31, 2004, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

^
Source of Compensation	Benjamin C. Esty	Samuel L. Hayes	William H. Park(3)	Ronald A. Pearlman	Norton H. Reamer	Lynn A. Stout(4)	Ralph F. Verni(5)

Trust(2)	$9,093	$41,162	$31,355	$30,725	$33,344	$33,099	$8,764
Arizona Portfolio	240	1,249	939	884	1,013	991	215
Colorado Portfolio	75	266	207	219	214	219	80
Connecticut Portfolio	330	1,607	1,224	1,184	1,308	1,292	310
Michigan Portfolio	240	1,249	939	884	1,013	991	215
Minnesota Portfolio	75	266	207	219	214	219	80
New Jersey Portfolio	541	2,339	1,792	1,784	1,895	1,892	533
Pennsylvania Portfolio	541	2,339	1,792	1,784	1,895	1,892	533
Trust and Fund Complex	n/a	200,000	180,000(6)	180,000	190,000	190,000(7)	n/a

(1)	As of December 1, 2005, the Eaton Vance fund complex consists of ^161 registered investment companies or series thereof. Messrs. Esty and Verni were elected as Trustees on April 29, 2005 ^and thus did not receive fees ^during the ^year ended Decmeber 31, 2004.

(2)	The Trust consisted of 28 Funds as of July 31, 2005.
(3)	Includes a cumulative amount of deferred compensation from the Trust and Portfolio as follows: Arizona — $898; Colorado — $203; Connecticut — $1,142; Michigan — $898; Minnesota —
$203; New Jersey — $1,710; and Pennsylvania — $1,710.

(^4)	Includes a cumulative amount of ^deferred compensation from the Trust and Portfolio as follows: Arizona — $^332; Colorado — $^75; Connecticut — $^421; Michigan — $^332; Minnesota —
$^75; New Jersey — $^631; ^and ^Pennsylvania — $^631.

(^5)	Includes a cumulative amount of deferred compensation from the Trust and Portfolio as follows: Arizona — $^132; Colorado — $^49; Connecticut — $^190; Michigan — $^132; Minnesota —
$^49; New Jersey — $^327; and Pennsylvania — $^327.

13

(^6)	Includes $^122,754 of deferred compensation^.
(^7)	Includes $^45,000 of deferred compensation.

14

^

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on September 30, 1985 and is operated as an open-end management investment company.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

15

Proxy Voting Policy. The Board of Trustees of the Trust have adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). The Trustees will review each Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix F and Appendix G, respectively. Information on how each Fund voted proxies relating to portfolio securities during the most recent ^12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http:// www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Fund and what portion, if any, of the Fund’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Fund and the advisory fees earned during the three fiscal years ended July 31, 2005.

	^Advisory Fee Paid for Fiscal Years Ended
Fund	Net Assets at ^7/31^/^05^	7/31/05^*	7/31/^04*	7/31/^03*

Arizona	$ 75,532,201	$ 216,684	$ 226,487	$ 241,360
	^	^
Colorado	30,378,318	61,545	74,126	^ 85,107
	^	^
Connecticut	133,169,242	518,314	564,755	^ 612,758
	^	^
Michigan	61,981,901	202,999	230,444	^ 260,747
	^	^
Minnesota	44,815,834	111,031	131,783	^ 146,699
	^	^
New Jersey	247,852,566	1,032,371	1,118,328	^1,191,871
	^	^
Pennsylvania	214,480,752	914,381	957,234	^1,005,221

*For the fiscal year ended July 31, 2005, represents advisory fees paid by the Fund and the Portfolio and for the fiscal years ended July 31, 2004 and 2003, represents advisory fees paid by the Portfolio.

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund. The following tables show, as of a Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the

16

number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.^

Arizona Fund	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*

Craig R. Brandon
Registered Investment Companies	9	$486.1	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Colorado Fund

William H. Ahern
Registered Investment Companies	12	$1,081.7	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	136	$ 172.8	0	$ 0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Connecticut Fund

William H. Ahern
Registered Investment Companies	12	$1,081.7	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	136	$ 172.8	0	$ 0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Michigan Fund

William H. Ahern
Registered Investment Companies	12	$1,081.7	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	136	$ 172.8	0	$ 0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Minnesota Fund

Craig R. Brandon
Registered Investment Companies	9	$486.1	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
New Jersey Fund

Robert B. MacIntosh
Registered Investment Companies	11	$ 981.3	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	198	$ 186.3	0	$ 0

	Number of All Accounts	Total Assets of All Accounts*	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee*
Pennsylvania Fund

Thomas M. Metzold
Registered Investment Companies	10	$4,188.9	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

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The following table shows the dollar value of shares of a Fund ^beneficially owned by ^its portfolio manager as of the Fund’s most recent fiscal year ended July 31, 2005. The purpose of each Fund is to provide tax-exempt income to persons subject to taxation in a particular state. No Fund’s portfolio manager is subject to such taxation and, as such, no manager owns shares of the Fund(s) he manages. In addition, in most cases, Fund shares are not registered for sale in the state of the portfolio manager’s residence.

Dollar Range of Equity Securities Owned by

Fund Name	William H. Ahern	Craig R. Brandon	Robert B. MacIntosh	Thomas M. Metzold

Arizona Fund	N/A	None	N/A	N/A
Colorado Fund	None	N/A	N/A	N/A
Connecticut Fund	None	N/A	N/A	N/A
Michigan Fund	None	N/A	N/A	N/A
Minnesota Fund	N/A	None	N/A	N/A
New ^Jersey Fund	N/A	N/A	None	N/A
Pennsylvania Fund	N/A	N/A	N/A	None

It is possible that conflicts of interest may arise in connection with ^a portfolio ^manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.

Compensation Structure. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-

18

based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended July 31, 2005, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania

	$2,211	$1,159	$5,840	$3,330	$2,182	$9,928	$11,502
^

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., Vincent M. O’Reilly, Winthrop H. Smith, Jr. and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization”, all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Expenses. Each Fund ^is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and

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other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and ^Director and Mr. Dynner is a Vice President, Secretary and Clerk ^of EVD.

Custodian. Investors Bank & Trust Company (“IBT“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund. IBT has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. IBT provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

Independent Registered Public Accounting Firm. ^Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Fund is computed by IBT (as agent and custodian for each Fund) by subtracting the liabilities of the Fund from the value of its total assets. Each Fund will be closed for business and will not price their respective shares on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The Fund’s principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class

20

A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below. The minimum initial investment amount is also waived for officers and employees of the Fund custodian and transfer agent.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Sales Charge Waivers. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; ^and ^to ^such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of

21

a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, ^(3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent, and (4) to officers and employees of the Fund custodian and the transfer agent. Class A shares may also be sold at net asset value to registered representatives and employees ^of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held for the benefit of any such persons in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

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Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund^; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Distribution and Service Plans

The Trust has in effect a Service Plan (the “Class A Plan”) for each Fund’s Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.80% of the purchase price of Class C shares, and an up-front service fee of 0.20% on Class C shares. Distribution fees paid by the Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of the Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

^

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.20% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.20% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting

23

securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997 (November 14, 2005 in the case of the Class C Plan for Arizona, Connecticut, Michigan, Minnesota, New Jersey and Pennsylvania Funds). The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state and local (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

24

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http:// www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within ^five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no additional cost by contacting Eaton Vance at 1-800-225-6265. Each Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 60 days of calendar quarter-end.
  Disclosure of certain Portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-225-6265.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement (such as arrangements with securities lending agents, credit rating agencies, statistical ratings agencies, analytical service providers engaged by the investment adviser, proxy evaluation vendors, pricing services, translation services, lenders under Fund credit facilities and, for the purpose of facilitating portfolio transactions of the Eaton Vance Municipals Funds, municipal bond dealers). Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

25

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended July 31, 2005.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC for federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Fund’s taking certain positions in connection with ownership of such distressed securities.

Distributions by a Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital ^gains, provided holding period and other requirements are met at both the shareholder and Fund level. It is not expected a significant portion of Fund distributions would be derived from qualified dividend income.

Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund’s distributions of tax-exempt interest. Further, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. “Substantial user” is defined in applicable Treasury regulations to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

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Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by a Fund and the value of the securities held by it may be affected.

In the course of managing its investments, a Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund.

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of ^six months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Before January 1, 2008, a Fund generally will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by a Fund.

Recent legislation modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. Distributions to foreign persons that are paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may

27

well be subject to withholding under future regulations. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from the sale or exchange of USRPIs.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix D for state tax information for certain states.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Fund’s investment adviser. Each Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either

28

Municipal obligations considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended July 31, 2005, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

				Amount of Transactions Directed to Firms Providing Research	Commissions Paid on Transactions Directed to Firms Providing Research

	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	7/31/05*	7/31/04*	7/31/03*	7/31/05	7/31/05

Arizona	$^2,996	$3,947	^$3,094	$^0	$^0
Colorado	2,452	5,961	4,366	0	0
Connecticut	8,390	16,541	7,559	0	0
Michigan	4,480	8,726	8,592	0	0
Minnesota	2,227	3,980	3,363	0	0
New Jersey	15,343	26,875	13,740	0	0
Pennsylvania	10,370	12,975	8,473	0	0

*For the fiscal year ended July 31, 2005, represents brokerge commissions paid by the Fund and the Portfolio and for the fiscal years ended ^ July 31, 2004 and 2003, represents brokerage commissions paid by the Portfolio.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the ^Funds, are attached to ^this SAI and ^incorporated herein by ^reference.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated^.

     ^ APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended July 31, 2005, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total service fees paid by each Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

^
	Total Sales Charges Paid	Sales Charges to Investment Dealers	Sales Charges to Principal Underwriter	CDSC to Principal Underwriter	Total Service Fees Paid	Service Fees Paid to Investment Dealers	Repurchase Transaction Fees Paid to Principal Underwriter

Fund

Arizona	$223,037	$214,141	$8,896	$ 0	$95,850	$79,953	$ 547.50
Colorado	66,171	62,724	3,447	0	40,427	35,738	297.50
Connecticut	154,335	146,182	8,153	0	200,494	176,533	917.50
Michigan	76,797	72,616	4,181	0	109,105	98,313	907.50
Minnesota	61,097	58,146	2,951	0	58,895	56,351	417.50
New Jersey	299,926	284,163	15,763	2,000	335,187	300,066	1,715.00
Pennsylvania	384,384	363,724	20,660	2,000	324,575	287,567	2,075.00

For the fiscal years ended July 31, 2004 and July 31, 2003, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts were paid to investment dealers.

	July 31, 2004	July 31, 2004	July 31, 2003	July 31, 2003
	Total Sales Charges Paid	Sales Charges to Principal Underwriter	Total Sales Charges Paid	Sales Charges to Principal Underwriter
Fund
Arizona	^$86,284	$4,847	$111,116	$7,045
Colorado	43,077	2,617	49,356	3,480
Connecticut	87,015	5,178	204,406	12,581
Michigan	76,850	3,365	37,046	1,792
Minnesota	32,389	1,848	88,417	5,611
New Jersey	183,629	11,190	289,647	15,677
Pennsylvania	212,567	12,328	206,204	11,921

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to August 1, 1997 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund’s commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption for a

period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^Arizona Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	6.31%	5.72%	5.46%
Before Taxes and Including Maximum Sales Charge	1.28%	4.70%	4.95%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.31%	5.71%	5.44%
After Taxes on Distributions and Including Maximum Sales Charge	1.28%	4.69%	4.93%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.84%	5.62%	5.41%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.48%	4.73%	4.95%

Colorado Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	6.02%	6.21%	5.74%
Before Taxes and Including Maximum Sales Charge	0.96%	5.18%	5.23%
After Taxes on Distributions and Excluding Maximum Sales Charge	5.97%	6.18%	5.72%
After Taxes on Distributions and Including Maximum Sales Charge	0.91%	5.15%	5.21%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.53%	6.04%	5.67%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.16%	5.12%	5.20%
^
^
Connecticut Fund	Length of Period Ended July 31, 2005
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge	4.96%	5.82%	5.65%
Before Taxes and Including Maximum Sales Charge	0.03%	4.78%	5.14%
After Taxes on Distributions and Excluding Maximum Sales Charge	4.94%	5.80%	5.63%
After Taxes on Distributions and Including Maximum Sales Charge	0.05%	4.77%	5.12%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.78%	5.68%	5.57%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	1.46%	4.77%	5.11%

Predecessor Fund commenced operations April 19, 1994.

^Michigan Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	6.34%	6.33%	5.56%
Before Taxes and Including Maximum Sales Charge	1.32%	5.31%	5.05%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.33%	6.30%	5.52%
After Taxes on Distributions and Including Maximum Sales Charge	1.31%	5.27%	5.01%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.78%	6.14%	5.47%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.43%	5.23%	5.01%

^

Minnesota Fund	Length of Period Ended July 31, 2005
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge	7.02%	5.68%	5.27%
Before Taxes and Including Maximum Sales Charge	1.98%	4.66%	4.77%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.95%	5.65%	5.25%
After Taxes on Distributions and Including Maximum Sales Charge	1.92%	4.63%	4.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	6.14%	5.58%	5.25%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.79%	4.68%	4.79%

New Jersey Fund	Length of Period Ended July 31, 2005
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge	8.24%	6.69%	5.97%
Before Taxes and Including Maximum Sales Charge	3.05%	5.65%	5.45%
After Taxes on Distributions and Excluding Maximum Sales Charge	8.24%	6.68%	5.96%
After Taxes on Distributions and Including Maximum Sales Charge	3.05%	5.64%	5.45%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	7.05%	6.50%	5.90%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	3.60%	5.58%	5.43%

Predecessor Fund commenced operations April 13, 1994.

Pennsylvania Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	7.14%	6.45	5.58%
Before Taxes and Including Maximum Sales Charge	2.00%	5.4%	5.07%
After Taxes on Distributions and Excluding Maximum Sales Charge	7.14%	6.44%	5.57%
After Taxes on Distributions and Including Maximum Sales Charge	2.00%	5.42%	5.06%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	6.45%	6.33%	5.58%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	3.02%	5.42%	5.11%

Predecessor Fund commenced operations June 1, 1994.

Control Persons and Principal Holders of Securities. At November 1, 2005, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Arizona	Citigroup Global Markets, Inc.	New York, NY	13.2%
	U.S. Bancorp Investments Inc.	St. Paul, MN	8.4%
	Morgan Stanley	Jersey City, NJ	6.7%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	6.7%
	U.S. Bancorp Investments Inc.	St. Paul, MN	6.7%
	Piper Jaffray	Minneapolis, MN	5.8%
Colorado	Morgan Stanley	Jersey City, NJ	13.3%
	Citigroup Global Markets, Inc.	New York, NY	8.6%
	Philip J. Sevier & Kathleen A. Reilly JTWROS	Denver, CO	7.1%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	5.1%
Connecticut	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	12.3%
	Citigroup Global Markets, Inc.	New York, NY	7.0%
Michigan	Citigroup Global Markets, Inc.	New York, NY	13.9%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	11.2%
Minnesota	Citigroup Global Markets, Inc.	New York, NY	14.3%
	Poper Jaffray	Minneapolis, MN	7.7%
	Morgan Stanley	Jersey City, NJ	7.2%
	Pershing LLC	Jersey City, NJ	6.4%
New Jersey	Morgan Stanley	Jersey City, NJ	12.6%
	Citigroup Global Markets, Inc.	New York, NY	11.7%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.1%
Pennsylvania	Citigroup Global Markets, Inc.	New York, NY	10.5%
	Morgan Stanley	Jersey City, NJ	9.1%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.8%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

APPENDIX B

Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended July 31, 2005, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

	Commission Paid by Principal Underwriter to Investment Dealers	Distribution Fee Paid to Principal Underwriter		Uncovered Distribution Charges (as a % of Class Net Assets)	Service Fees	Service Fees Paid to Investment Dealers	Repurchase Transaction Fees Paid to Principal Underwriter
			CDSC Paid to Principal Underwriter

Fund

Arizona	$31,509	$136,601	$53,000	$ 985,000 (5.8%)	$36,836	$33,578	$ 252.50
Colorado	6,060	73,399	20,000	862,000 (10.3%)	19,913	17,951	190.00
Connecticut	18,394	254,593	74,000	1,284,000 (4.2%)	68,810	63,558	620.00
Michigan	13,333	72,312	44,000	58,000 (0.7%)	19,566	17,903	382.50
Minnesota	13,851	109,149	25,000	731,000 (5.4%)	29,374	27,288	322.50
New Jersey	160,736	573,137	118,000	765,000 (1.1%)	153,827	137,712	1,017.50
Pennsylvania	109,543	376,365	97,000	1,704,000 (3.6%)	101,165	90,358	920.00

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund's current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Arizona Fund	Length of Period Ended July 31, 2005
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge	5.68%	4.97%	4.77%
Before Taxes and Including Maximum Sales Charge	0.68%	4.64%	4.77%
After Taxes on Distributions and Excluding Maximum Sales Charge	5.68%	4.96%	4.75%
After Taxes on Distributions and Including Maximum Sales Charge	0.68%	4.63%	4.75%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.22%	4.88%	4.71%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	1.97%	4.60%	4.71%

^

Colorado Fund	Length of Period Ended July 31, 2005
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge	5.41%	5.48%	5.05%
Before Taxes and Including Maximum Sales Charge	0.41%	5.15%	5.05%
After Taxes on Distributions and Excluding Maximum Sales Charge	5.37%	5.45%	5.03%
After Taxes on Distributions and Including Maximum Sales Charge	0.37%	5.13%	5.03%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.93%	5.31%	4.97%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	1.68%	5.03%	4.97%

Connecticut Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	4.36%	5.06%	4.87%
	^
Before Taxes and Including Maximum Sales Charge	–0.64%	4.73%	4.87%
After Taxes on Distributions and Excluding Maximum Sales Charge	4.33%	5.05%	4.86%
	^
After Taxes on Distributions and Including Maximum Sales Charge	–0.67%	4.72%	4.86%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	4.17%	4.93%	4.79%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	0.92%	4.64%	4.79%

Michigan Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	5.76%	5.57%	4.90%
Before Taxes and Including Maximum Sales Charge	0.76%	5.24%	4.90%
After Taxes on Distributions and Excluding Maximum Sales Charge	5.75%	5.54%	4.86%
After Taxes on Distributions and Including Maximum Sales Charge	0.75%	5.21%	4.86%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.19%	5.37%	4.81%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	1.94%	5.10%	4.81%

Minnesota Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	6.23%	4.88%	4.53%
Before Taxes and Including Maximum Sales Charge	1.23%	4.55%	4.53%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.18%	4.86%	4.51%
After Taxes on Distributions and Including Maximum Sales Charge	1.18%	4.53%	4.51%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.42%	4.79%	4.50%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.17%	4.51%	4.50%

New Jersey Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	7.68%	5.92%	5.15%
Before Taxes and Including Maximum Sales Charge	2.68%	5.60%	5.15%
After Taxes on Distributions and Excluding Maximum Sales Charge	7.68%	5.92%	5.15%
After Taxes on Distributions and Including Maximum Sales Charge	2.68%	5.60%	5.15%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	6.47%	5.73%	5.08%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	3.22%	5.46%	5.08%

Pennsylvania Fund	Length of Period Ended July 31, 2005
^Average Annual Total Return:	One ^Year	Five ^Years	^Ten Years*

Before Taxes and Excluding Maximum Sales Charge	6.58%	5.69%	4.75%
Before Taxes and Including Maximum Sales Charge	1.58%	5.36%	4.75%
After Taxes on Distributions and Excluding Maximum Sales Charge	6.58%	5.68%	4.74%
After Taxes on Distributions and Including Maximum Sales Charge	1.58%	5.36%	4.74%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	5.88%	5.56%	4.75%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	2.63%	5.28%	4.75%

Control Persons and Principal Holders of Securities. At November 1, 2005, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Arizona	Piper Jaffray	Minneapolis, MN	^22.^0%
	Citigroup Global Markets, Inc.	New York, NY	^15.^0%
	Morgan Stanley	Jersey City, NJ	^10.^0%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	9.^7%
Colorado	Morgan Stanley	Jersey City, NJ	^14.^3%
	Piper Jaffray	Minneapolis, MN	9.^7%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	7.^5%
Connecticut	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^19.^3%
	Citigroup Global Markets, Inc.	New York, NY	6.^6%
Michigan	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^15.^2%
	J.J.B. Hilliaard, W.L. Lyons, Inc.	Louisville, KY	7.^9%
^
^	Citigroup Global Markets, Inc.	^New York, ^NY	^5.^0%
Minnesota	^Piper Jaffray	^Minneapolis, ^MN	^13.^6%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	10.^7%
^
	Citigroup Global Markets, Inc.	^New York, ^NY	6.^9%
^
	Pershing LLC	^Jersey City, ^NJ	^5.^1%
New Jersey	Morgan Stanley	Jersey City, NJ	^14.^8%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	13.^8%
	Citigroup Global Markets, Inc.	New York, NY	7.^3%
Pennsylvania	Morgan Stanley	Jersey City, NJ	10.^0%
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^9.^0%

APPENDIX C

Class C Fees, Performance & Ownership

Prior to the date of this SAI, this Class of each Fund had not yet commenced operations, so there is no fee, performance or ownership information.

APPENDIX ^D

STATE SPECIFIC INFORMATION

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of a Fund’s policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state’s political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

Arizona. Under its Constitution, Arizona (referred to herein as the ^“state” or “Arizona”) is not permitted to issue general obligation bonds secured by the state’s full faith and credit. However, agencies and instrumentalities of the state are authorized under specified circumstances to issue bonds secured by revenues. The state enters into certain lease transactions that are subject to annual renewal at its option. Local governmental units in the state are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, to finance public projects, local governments may issue revenue bonds to be paid from the revenues of an enterprise or the proceeds of an excise tax, from assessment bonds payable from special proceeds of an excise tax, or from assessment bonds payable by special assessments. Arizona local governments have also financed public projects through leases that are subject to annual appropriation at the option of the local government.

There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval. It is possible that if such a proposal were enacted, there would be an adverse impact on state or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

Arizona is required by law to maintain a balanced budget. To achieve this objective, it has in the past utilized a combination of spending reductions and tax increases. In 1992, voters passed a measure that requires a two-thirds vote of the legislature to increase state taxes.

For several decades, the population has grown at a substantially higher rate than the population of the United States. The state’s population is approximately ^6.^0 million and, due to continued employment expansion, is expected to record above-average growth rates, with a forecasted ^150,000 or more new residents being added each year. ^Job growth ^has accelerated, with jobs ^forecasted to increase by ^115,^000 in ^2005 and ^75,000 in ^2006. The state unemployment rate in August ^2005 was 4.^6%, below the national average of ^4.^9%.

Arizona has enacted a balanced budget ^totaling $^8.^21 billion in fiscal year ^2006. Even though this budget is balanced, there is an estimated ongoing $^258 million structural deficit that is being covered by one-time measures, though revenue growth to date has surpassed even the most optimistic predictions. ^Fiscal year 2006 revenues are ^forecasted to ^be 7.4% more than fiscal year 2005. In fiscal year 2005, ^the rainy day fund was replenished and now totals $156 million. Possible methods to solve the state budget shortfall include tax increases, using the rainy day fund and spending cuts. Arizona faces continuing budget pressure from health care, social services, education and corrections expenditures due to its continuing growth. ^Local governments face similar growth pressures and accompanying infrastructure expenditures. At various times proposals are made to reduce state revenue sharing with local governments to solve the state’s budget shortfall which would further weaken the financial position of local governments^.

Colorado. The major revenue sources of Colorado (referred to herein as the ^“state” or “Colorado”) are the individual income tax and the general sales and use tax. Because of limitations contained in the state constitution, the state of Colorado issues no general obligation bonds. Several agencies and instrumentalities of state government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities, and the state and its agencies may enter into lease-purchase financings which are subject to annual appropriation. Additionally, the state is authorized to issue short-term revenue anticipation notes. To the extent the Fund holds debt of local units of government whose revenues may rely in part on distributions from the state, the fiscal health of the state will have an indirect effect on the Fund. The state is required to have a balanced budget each fiscal year.

^

Most of Colorado’s recent economic news has been favorable. The state’s labor market is improving, residential construction activity is healthy, personal income is rising, and retail sales are up. Colorado’s economy continues to show signs of expansion. Since March 2004, payrolls have been increasing and the unemployment rate is improving. The state added 41,700 jobs, comparing September 2005 with a year ago, a gain of 1.9%, while the unemployment rate declined from 5.4% to 5.1% in that period. Colorado lost about 75,000 jobs in 2002 and 2003, primarily in the technology, telecom and tourism industries, and has gradually added them back, but primarily in the construction and retail industries.

There are approximately 2,^779 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, sewer and other special districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. The major sources of revenue for payment of local government indebtedness are the ad valorem property tax, which presently is imposed and collected solely at the local level, sales and use taxes, and revenue from special projects.

A 1992 amendment to the state Constitution (the “TABOR Amendment”) restricts growth of state and local government spending to the rate of inflation plus growth (as measured by population, school enrollment, or construction depending on the government entity); and requires voter approval of (a) any new taxes or tax increases and (b) the issuance of most types of debt. While prior to ^fiscal years 2001-2004, state revenues were strong enough to return “excess” tax revenues to the residents of the state pursuant to the TABOR Amendment, recent economic events have reduced state revenues drastically, so that the state’s general fund showed shortfalls approaching $1 billion, until the legislature acted to reduce spending and transfer funds to achieve the constitutionally required balanced budget. ^Revenues of ^local governments ^were also ^adversely affected by the poor economy^.

The recent economic expansion has increased state general fund revenues, so that again the state has a TABOR “surplus”, which is expected to increase for at least the next five years. This would lead to refunds unless voter-approved constitutional changes are made. Consequently, the November 2005 general election will include Referendum C and Referendum D as items on the state-wide ballot. If passed, Referendum C would (i) allow the state to keep money that is collected above the TABOR spending limit for a period of five years and spend such money on certain state projects; (ii) beginning in 2011, create a new state spending cap equal to the greatest amount of money collected in any fiscal year between 2006 and 2010, adjusted for inflation and population growth in 2011 and subsequent years; and (iii) contingent upon the passage of Referendum D, allow the state to spend up to an additional $100 million per year to pay the notes authorized by Referendum D beginning in 2011. If passed, Referendum D would (i) permit the state to issue up to $2.072 billion in notes with a maximum repayment cost, including principal and interest, of $3.225 billion and (ii) increase the revenue that Referendum C allows the state to keep by up to $100 million beginning in 2011.

Connecticut. Connecticut’s (referred to herein as the “state” or “Connecticut”) General Fund recorded an operating surplus for each of the 10 fiscal years ended June 30, 2001. However, despite tax increases and budget cuts, the General Fund experienced deficits for the fiscal years ended June 30, 2002 and 2003, which exhausted the Budget Reserve Fund and have necessitated the issuance of Economic Recovery Notes. The Comptroller has estimated a surplus of over $^30,000,000 for the fiscal year ended June 30, 2004 and $150,000,000 for the fiscal year ending June 30, ^2005.

The state’s primary method for financing capital projects is through the sale of general obligation bonds. These bonds are backed by the full faith and credit of the state. As of ^January 1, ^2005, the state had authorized direct general obligation bond indebtedness totaling $^18,^777,^667,000, of which $^17,^153,^623,000 had been approved for issuance by the State Bond Commission and $^15,^771,^231,000 had been issued. As of ^October 15, ^2005, net state direct general obligation ^bond indebtedness outstanding was $^10,^031,^483,000.

In addition, the state has limited or contingent liability on a significant amount of other bonds issued by the following quasi-public agencies: the Connecticut Housing Finance Authority, the Connecticut Development Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Resources Recovery Authority and the Connecticut Health and Educational Facilities Authority. Such bonds have also been issued by the city of Waterbury and the Southeastern Connecticut Water Authority. As of ^October 16, ^2005, the amount of such bonds outstanding totaled $3,^801,^800,000.

The state is obligated to various cities and towns under grant programs to fund certain school construction costs. As of June 30, ^2005, the state’s outstanding obligation was $^760,000,000, and the Commissioner of Education estimated that future grant obligations might total $^3,^000,000,000.

The state, its officers and its employees are defendants in numerous lawsuits. Although it is not possible to determine the outcome of these lawsuits, the Attorney General has opined that an adverse decision in any of the following cases might have a significant impact on the state’s financial position: (i) an action involving claims by property owners in one of the poorest towns in a regional school district asserting that the statutory formula for cost allocation among towns in such a district denies the plaintiffs equal protection because it requires all towns in the district to pay the same per-pupil charge, seeking to enjoin use of the statutorily mandated system and to require that a formula more favorable to the plaintiffs be devised; (ii) litigation involving claims by Indian tribes and alleged Indian tribes to portions of the state’s land area; (iii) ^an action seeking to represent a class of certain Medicaid recipients, claiming that the Commissioner of the Department of Social Services fails to provide them adequate access to dental services and to adequately compensate providers of such services, and seeking declaratory and injunctive relief plus attorneys’ fees and costs; (^iv) an action against the state and the Attorney General by importers and distributors of cigarettes previously sold by their manufacturers seeking damages and injunctive relief relating to business losses alleged to result from the 1998 Master Settlement Agreement entered into by most states in litigation against the major domestic tobacco companies and challenging certain related so-called Non Participating Manufacturer statutes; (^v) an action seeking to represent a class of adults, challenging the policy or practice of strip searching all adult inmates arriving at correctional centers, whether or not there is a reasonable suspicion of the presence of weapons or contraband, and seeking damages, declaratory and injunctive relief, attorneys’ fees, and costs; (^vi) a ^purported ^class-action on behalf of laid-off state employees, alleging that they were laid off in violation of their constitutional rights and claiming back wages, damages, attorneys’ ^fees and costs; ^(^vii) a dispute over the terms of an Exit Plan with respect to judicial oversight of the operations of the state Department of Children and Families pursuant to a 1991 federal court-ordered consent decree in an action involving a plaintiff class of children in the child welfare system; (viii) a suit concerning federal oversight of the state’s Department of Children and Families and the amount of required state funding; and (ix) a suit claiming the state is in breach of its court settlement agreement to remedy racial and ethnic segregation in the Hartford public schools.

General obligation bonds issued by Connecticut municipalities are payable primarily only from ad valorem taxes on property subject to taxation by the municipality. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits in recent years. Regional economic difficulties, reductions in revenues, and increased expenses could lead to further fiscal problems for the state and its political subdivisions, authorities, and agencies. Such problems could result in declines, possibly severe, in the value of their outstanding obligations, impairment of their ability to pay interest and principal thereon, and increases in their future borrowing costs.

Michigan. Under the ^Michigan (referred to herein as the “state” or “Michigan”) Constitution, the raising of taxes by the Legislature is limited if doing so would cause the ratio of Total State Revenues (except federal aid) to Personal Income of Michigan (as such terms are defined in the state Constitution) to exceed certain limits. The only exceptions to this revenue limit are a majority approval of a referendum question or a specific emergency declared by a two-thirds vote of the Legislature. However, this limit does not apply to taxes imposed for the payment of principal and interest on bonds of the state, if the bonds are approved by voters and authorized by a vote of two-thirds of the members of each House of the Legislature and certain school district loans. Local units of government and local authorities are authorized to issue bonds and other evidences of indebtedness in a variety of situations without the approval of electors, but the ability of the obligor to levy taxes for the payment of such obligations is subject to the foregoing limitations unless the obligations were authorized before December 23, 1978 or approved by the electors. The Constitution prohibits the state from reducing the proportion of total state spending paid to all local units of government, taken as a group, below that proportion in effect in the 1978-79 fiscal year. The state may not mandate new or increased levels of services to be provided by local units without making appropriations to cover any increased costs.

Under the state Constitution, the total amount of general ad valorem taxes imposed on taxable property in any year cannot exceed certain millage limitations specified by the Constitution, statute or charter. The Constitution prohibits local units of government from levying any tax not authorized by law or charter, or from increasing the rate of an existing tax above the rate authorized by law or charter. The Constitution also contains millage reduction provisions. Under such provisions, should the value of taxable property (exclusive of new construction and improvements) increase at a percentage greater than the percentage increase in the Consumer Price Index (“CPI”), the maximum authorized tax rate would be reduced by a factor which would result in the same maximum potential tax revenues to the local taxing unit as if the valuation of taxable property (less new construction and improvements) had grown only at the CPI rate instead of at the higher actual growth rate. The Constitution and state law also, generally, restrict the increase in the taxable value of real property, subject to ad valorem property taxes, adjusted for additions and losses, to a percentage which reflects the percentage increase in the general price level from the previous year unless ownership of the property is transferred.

Minnesota. Minnesota’s (referred to herein as the “state” or “Minnesota”) constitutionally prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, Minnesota’s Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota’s Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota’s legislature is not in session the Governor is empowered to convene a special session.

^

Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the state’s economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in the manufacturing categories of fabricated metals, machinery, computers and electronics, food and printing and related. The state’s unemployment rate continues to be substantially less than the national unemployment rate. Since 1980, Minnesota per capita income generally has remained above the national average. In 2004, Minnesota per capita personal income was 108.9% of its U.S. counterpart.

The state relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. During the first half of 2003, the state addressed substantial projected budget deficits by substantially reducing projected spending, including aid to local government and higher education, transferring funds from other accounts, deferring certain expenditures and transfers, in some cases by borrowing funds, deferring certain sales tax refunds, and raising fees. On February 27, 2004, the Minnesota Department of Finance released an Economic Forecast projecting, under then current laws, a general fund deficit of $160 million for the biennium ending June 30, 2005. A forecasted deficit is not automatically reduced by the budget reserve, because gubernatorial or legislative action is required to access the reserve. Minnesota’s Constitution prohibits borrowing for operating purposes beyond the end of a biennium, but the Commissioner of Finance, with the approval of the Governor, has statutory authority in the event of a projected deficit to release reserve funds and reduce unexpended allotments of prior transfers and appropriations. The state legislature adjourned its 2004 regular session without substantially reducing the projected deficit, but the Governor exercised his statutory powers to eliminate the projected deficit, primarily through reductions in spending. On February 28, 2005, the Department of Finance released an updated Economic Forecast projecting, under then current laws, a general fund balance of $175 million for the biennium ending June 30, 2005, but, after reflecting legislatively mandated allocations of this surplus to restoring the state’s budget reserve to $653 million and reversing some shifts in the timing of school aid payments, the projected balance was reduced to zero. The Department also forecast a $466 million General Fund shortfall for the biennium ending June 30, 2007, after allowing for a $350 million cash flow account and a $653 million budget reserve, based on projected expenditures of $30.2 billion. The state enacted legislation to eliminate the shortfall, largely relying on a new cigarette fee and a variety of tax increases. The Department of Finance projected, as a result of the legislation, an unrestricted General Fund balance at June 30, 2007 of $12 million, after allowing for a $350 million cash flow account and a $653 million budget reserve, based on projected expenditures for the biennium of $30.6 billion. These projections do not reflect the state’s recent defeat in a corporate franchise tax case, which the Department estimates will cost the state as much as $300 million in the current biennium and as much as $200 million in the next biennium, although the Department also estimates that net revenues for the biennium ending June 30, 2005 were approximately $298 million above forecast and that net revenues for the first three months of the current biennium are approximately $282 million above forecast. The economic effects of Hurricanes Katrina and Rita add uncertainty to the budget forecasts. The Minnesota Council of Economic Advisors has, for some time, urged the state to increase its budget reserve substantially to 5% of biennial spending.

The state is a party to a variety of civil actions that could adversely affect the state’s General Fund. In addition, substantial portions of state and local revenues are derived from federal expenditures, and reductions in federal aid to the state and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the state and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in state budget forecasts may create additional budgetary pressures. Possible future changes in federal and state income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota tax-exempt obligations held by the Fund.

State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, so state budgetary difficulties may have substantial adverse effects on such local government units. Generally, the state has no obligation to make payments on local obligations in the event of a default. Accordingly, factors in addition to the state’s financial and economic condition will affect the creditworthiness of Minnesota tax-exempt obligations that are not backed by the full faith and credit of the state. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on state and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal of and interest on Minnesota tax-exempt obligations that are held by the Minnesota Fund or the value or marketability of such obligations.

In 1995, the Minnesota legislation enacted a statement of intent that interest on obligations of Minnesota and its political subdivisions and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if it is judicially determined that Minnesota’s exemption for such interest and taxation of interest on obligations of other states and their political subdivisions and Indian tribes unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such determination becomes final. The investment adviser is not aware of any decision in which a court has held that a state’s exemption of interest on its own bonds or those of its political subdivisions or Indian tribes and taxation of interest on the bonds of other states or their political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. On August 29, 2002, however, the Minnesota Supreme Court held in Chapman v. Commissioner of Revenue, 651 N.W.2d 825 (Minn. 2002), that a Minnesota alternative minimum tax provision allowing deductions for contributions to charities located in and carrying on substantially all of their activities in Minnesota, but not allowing deductions for contributions to other charities, unconstitutionally discriminates against interstate commerce. There can be no assurance that interest on the tax-exempt ^obligations held by the Minnesota Fund will not become taxable under the 1995 legislation.

New Jersey. The ninth largest state in population, New Jersey (referred to herein as the “state” or “New Jersey”) benefits from a diverse economic base. Centrally located in the Northeast, New Jersey is near many major cities such as New York, Boston, Washington D.C., and Philadelphia. The state’s favorable location is bolstered by an extensive highway system, as well as air, land and water transportation systems and facilities. Various commercial and industrial businesses have headquarters or regional offices within New Jersey’s borders, including substantial construction, pharmaceutical, manufacturing, chemical, financial and service industries.

The state’s economic indicators, as of ^April 2005, compared to a year ago, showed personal income increasing ^5.^1%, new vehicle registrations decreasing ^12.^3% (as of March 2005 for this indicator), authorized dwelling units increasing
^2.0% (as of March 2005 for this indicator), unemployment decreasing 10.^7% and nonfarm payroll employment increasing 1.^6%. New Jersey’s large white collar population, in part, contributed to a state per capita income of $40,427, earning the state the second highest ranking for all states in the nation in 2003. The state’s unemployment rate in ^April
2004 was 5.^2% and has remained below the national rate ^for a 24-month period to date. For the year ending March
2004, the state added nearly 60,000 jobs, earning it a rank of 4th state in the nation for job creation. The state’s economy grew ^4.^7% for the twelve-month period ending ^April 2005.

^At the end of fiscal ^2003, New Jersey had ^nearly $^3.^3 billion ^of general long term indebtedness^. As of fiscal year
^2003, the state’s per ^capital share of general long-term ^indebtedness was $^381.^36, representing an increase of ^3%
from the prior fiscal year.

The state Constitution has a balanced budget measure which provides that no money shall be drawn from the State Treasury but for appropriations made by law and that no law appropriating money for any state purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

In addition, the state Constitution has a debt limitation clause which provides that the state Legislature shall not, in any manner, create in any fiscal year a debt or liability of the state, which, together with any previous debts or liabilities, shall exceed at any time 1% of the total appropriations for such year, unless the same shall be authorized by a law for some single object or work distinctly specified therein, or shall have been approved by the voters.

The New Jersey Local Bond Law (N.J.S.A. Section 40A:2-1 et seq.) governs the issuance of bonds and notes by local units (including counties) ^for financing improvements. The statute provides that (i) the power and obligation to pay any and all bonds and notes issued pursuant to the Local Bond Law shall be unlimited, (ii) the county or municipality shall levy ad valorem taxes upon all taxable property therein for the payment of the principal of and interest on such bonds and notes, without limitation as to rate or amount, (iii) the proceeds shall be used essentially for capital projects having useful lives of not less than five years, and (iv) after issuance, all bonds and notes shall be conclusively presumed to be fully authorized and issued under all of the laws of the state, after an estoppel period, and not subject to suit as to legality.

The debt of any county or municipality is limited by the Local Bond Law to an amount equal to 2% of its equalized valuation basis. The equalized valuation basis of the county or municipality is set by statute as the average value of all taxable real property and improvements within its boundaries as annually determined by the state Board of Taxation for each of the three most recent years. Certain categories of debt are permitted by statute to be deducted for purposes of computing the statutory debt limit.

The debt limit of any county or municipality may be exceeded with the approval of the Local Finance Board, which is a state run entity. If all or any part of a proposed debt authorization would exceed its debt limit, any county or municipality must apply to the Local Finance Board for an extension of credit. If the Local Finance Board determines that a proposed debt authorization would materially impair the ability of any county or municipality to meet its obligations or to provide essential services, approval is denied.

Any county or municipality must report all new authorizations of debt or changes in previously authorized debt to the Division of Local Government Services. Through annual and supplemental debt statements, said Division monitors all local borrowing. Even though a county’s or municipality’s authorizations are within its debt limits, said Division is able to enforce state regulations as to the amounts and purposes for local borrowing.

Pennsylvania. The General Fund, the ^state of Pennsylvania’s (referred to herein as the “Commonwealth”, the “state” or “Pennsylvania”) largest fund, receives all tax receipts, revenues, non-tax federal grants and reimbursements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth’s operating and administrative expenses are payable from the General Fund. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue ^funds also is payable from the General Fund. The General Fund closed fiscal year ^2004 with a balance of $^3,^006.^5 million.

^

The continuation of modest economic growth in the nation continues to positively impact the revenue estimates incorporate in the enacted budget for fiscal year 2005. In February 2005, the Governor’s proposed budget for fiscal year 2006 included a revision to the fiscal year 2005 revenue estimate for General Fund revenues to reflect expectations that revenues may exceed the estimate by approximately $290 million. Subsequently, actual revenues through April 2005 are nearly $374 million or 1.9% above the estimate enacted in July 2004 as part of the fiscal year 2005 budget. The enacted fiscal year 2005 budget provides for an increase of appropriations of 4.5% over fiscal year 2004 appropriations. Based on projections of revenues, as incorporated in the Governor’s proposed fiscal year 2006 budget released in February 2005, the General Fund is currently projected to have a preliminary ending balance of $268 million.

The Commonwealth is permitted by its Constitution to incur the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate approved debt; (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

Debt service on Commonwealth general obligation debt is paid from appropriations out of the General Fund except for debt issued for highway purposes, which is paid from the Motor License Fund appropriations. Net outstanding general obligations debt totaled $6,^892.^6 million at June 30, ^2004, a net increase of $^125.^4 million from June 30, ^2003. Over the ten-year period ended June 30, ^2004, total net outstanding general obligation debt for non-highway purposes increased at an annual rate of 5.3%. Within the most recent five-year period, outstanding general obligation debt has increased at an annual rate of ^8.^8%.

Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the state. Some of these agencies, however, are indirectly dependent on state appropriations. State-related agencies and their outstanding debt as of ^December 31, ^2004 include the Delaware River Joint Toll Bridge Commission ($^151.^2 million), the Delaware River Port Authority ($1,^273.1 million), the Pennsylvania Economic Development Financing Authority ($1,^702 million), the Pennsylvania Energy Development Authority ($^28.^1 million), the Pennsylvania Higher Education Assistance Agency ($^4,^724.^8 million), the Pennsylvania Higher Education Facilities Authority ($4,^644.^4 million), the Pennsylvania Industrial Development Authority ($^488.^3 million), the Pennsylvania Infrastructure Investment Authority ($^96.^8 million), the Pennsylvania Turnpike Commission ($2,^452 million) and the State Public School Building Authority ($^1,442.^9 million).

The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the state are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the Commonwealth, which had $^3,^115.^5 million in bonds outstanding at ^December 31, ^2004, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993. In July 2003, the Hospitals and Higher Education Authority issued its $13.32 million Series 2003 Bonds to refund the 1993 bonds.

The Commonwealth Financing Authority (“CFA“), was established in April 2004 with the enactment of legislation establishing the CFA as an independent authority and an instrumentality of the Commonwealth. The CFA is authorized to issue its limited obligation revenue bonds and other types of limited obligation revenue financing for the purposes of promoting the health, safety, employment, business opportunities, economic activity and general welfare of the Commonwealth and its citizens through loans, grants, guarantees, leases, lines and letters of credit and other financing arrangements to benefit both for-profit and non-profit entities. The CFA’s bonds and financings are to be secured by revenues and accounts of the CFA, including funds appropriated to CFA from general revenues of the Commonwealth for repayment of CFA obligations. The obligations of the CFA will not be a debt or liability of the Commonwealth but it is expected that the CFA may issue debt that may be payable from appropriations of the Commonwealth. As of May 24, 2004, the CFA has not issued bonds or other obligations. However, the CFA expects to begin issuing bonds and other obligations during fiscal year 2005.

Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that the limitation is constitutional. Approximately 3,500 suits against the Commonwealth remain open. Tort claim payments for the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund. The Motor License Fund tort claim appropriation for fiscal year ^2005 is $20 million^. ^

^

Unisys Corporation v. Commonwealth involves a challenge on constitutional and statutory grounds to the statutory three-
factor apportionment formula used for the apportionment of capital stock value in the franchise tax. On October 25, 2002, the Pennsylvania Supreme Court issued a decision upholding the Commonwealth’s statutory apportionment formula.
Unisys’ application for reargument with the Pennsylvania Supreme Court and petition for certiorari to the U.S. Supreme
Court were denied. The decision in this matter denied relief to the taxpayer because it failed to carry its burden of proof and did not resolve the underlying issue. Thus, the decision has very limited applicability to the numerous cases pending which raise the identical issue and which collectively involve undetermined but significant dollars. Northbrook Life
Insurance Co. is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania, in which the Pennsylvania Department of Revenue’s application of portions of the Life and Health Guarantee Association
Act of 1982 is being challenged. This matter is being prepared for litigation. Settlement negotiations continue although the possibility of settlement appears to be unlikely. Estimates of refund potential vary widely, ranging from $50 million to
$300 million. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. Powell v. Ridge involves a challenge to the Commonwealth’s system for funding public schools on the grounds that such system has the effect of discriminating on the basis of race in violation of Title VI of the Civil Rights Act of 1964. This case remains pending but does not appear to present a viable claim in its present form. Duquesne Light Co. v. Commonwealth involves several appeals covering a number of tax years and taxes. There is over $100 million in total disputed taxes, and issues raised included entitlement to the manufacturing exemption for capital stock tax purposes for the generation of electricity, non-business income treatment on gains realized from the sale of several power plants in Ohio, and where sales receipts should be sourced for corporate net income tax and gross receipts tax purposes. At present, these matters are the subject of discussion between the relevant parties as to how they might be resolved.

The specific litigation matters described above are provided as an example only and do not compromise a complete listing of material ongoing or pending litigation involving the Commonwealth of Pennsylvania, its agencies, subdivisions and instrumentalities.

PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement (“NAFTA”), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, pharmaceuticals, construction and the high technology areas have compensated for that loss.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S. corporations electing “possessions corporation” status. However, in 1993, Section 936 was amended to provide for two alternative limitations on the Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a “qualifying domestic corporation” that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business. Section 30A will be phased out by January 1, 2006.

During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real GDP growth in the 3.1% to 3.5% range and significant increases in General Fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact to date from the 1996 federal legislation phasing out Section 936 tax benefits to Puerto Rico subsidiaries of U.S. Corporations, created a positive outlook for the credit in the late 1990s^.^

In fiscal year 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico’s exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the General Fund recorded a $268 million deficit in fiscal year 2000 due to increased education and health care spending.

A new administration, the Popular Democratic Party that favors Puerto Rico’s commonwealth status over a potential statehood status, took office in January, 2001. It was not long before they realized the presence of continued fiscal stress and estimated a fiscal year 2001 budget shortfall of $700 million. The shortfall was stated to be caused by weakened revenue growth due to the slowing pace of employment and a softening U.S. economy.

On May 30, 2001, S&P downgraded the Commonwealth of Puerto Rico to an A- from an A due to continued years of operating deficits and the use of borrowing to cover the deficits. Puerto Rico continued to use deficit financing and cash transfers from other accounts to fill budget deficits of $250 million, $400 million and $230 million for fiscal years 2002, 2003 and 2004, respectively. Another large deficit is forecasted for fiscal year 2005 and is partly related to another political transition year. In fiscal year 2006, the Commonwealth hopes to balance the budget with cost saving measures and new excise taxes, and in fiscal year 2007, they hope to implement a new sales tax which reportedly has bipartisan support. S&P ^and Moody’s both recently lowered their ratings on Puerto Rico ^to Baa and BBB, respectively, due in ^part to continuing budget deficits. ^Both rating agencies still carry negative ^outlooks on the credit.

The U.S. Virgin Islands. The United States Virgin Islands (“USVI”) is heavily reliant on the tourism industry, with roughly
43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and is adversely affected by the recession in the United States and Europe. The attacks of September 11, 2001 also had an adverse affect on tourism. For 2001, air passengers to the USVI were down 2.9% after increasing 12% in 2000. However, supported by an increase in cruise passengers, total visitors increased by 4.4% in 2001. An important component of the
USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995.
Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated.

The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt and rated special tax debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

Guam. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in past years. During 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. Although total visitors improved in 1999 and 2000, they were weakened by economic slowdowns and the effects of the September 11th terrorist attacks in 2001. In 2002 Guam was hit with two major typhoons and impacted by the global economic slowdown. These negative trends have had an unfavorable effect on Guam’s financial position with consistent general fund deficits from 1997-2002 with the exception of a small surplus in 2000. Guam also has a high debt burden with outstanding debt per capita of $2,700 and debt service representing 16% of expenditures. These factors caused S&P to downgrade Guam’s rating to BB (below investment grade) from BBB– on March 25, 2002. Due to continued economic weakness and the negative effects of the typhoons in 2002, S&P further downgraded Guam’s debt to B from BB on May 6, 2003. Guam is not rated by Moody’s.

APPENDIX ^E

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Obligations

MIG/VMIG Ratings U.S. Short-Term Ratings: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Ratings Group Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally ^exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC: The rating CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter “P” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter “L” indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).
  Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch Ratings

Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA”. Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:	Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+”.

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-1+” and “F-1” categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

APPENDIX ^F

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section IV below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s^), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s^), committee or sub-committee of the Board, of the material conflict, the Board(s^), committee or sub-committee, shall convene a meeting ^to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the ^Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter ^upon ^request. The ^Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the ^Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the ^Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX ^G

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policies and Procedures. These proxy policies and procedures reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies and procedures are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, each Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Advisers will routinely vote with management), the Advisers will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when they believe the situation warrants such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of each Adviser’s clients) may seek insight from the Adviser’s analysts, portfolio managers and/or Chief Equity Investment Officer on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines rather than hard and fast rules, simply because corporate governance issues are so varied.

III. Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these guidelines when voting proxies on behalf of its clients.

A. Election of Board of Directors

The Advisers believe that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Advisers believe that important Board committees (e.g., audit, nominating and compensation committees) should be entirely independent. In general,

  The Advisers will support the election of directors that result in a Board made up of a majority of independent directors.
  The Advisers will support the election for independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.

  The Advisers will hold all directors accountable for the actions of the Board’s committees. For example, the Advisers will consider withholding votes for nominees who have recently approved compensation arrangements that the Advisers deem excessive or propose equity-based compensation plans that unduly dilute the ownership interests of shareholders.
  The Advisers will support efforts to declassify existing Boards, and will vote against proposals by companies to adopt classified Board structures.
  The Advisers will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

B. Approval of Independent Auditors

The Advisers believe that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Advisers will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C. Executive Compensation

The Advisers believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. However, the Advisers are opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

  The Advisers will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  The Advisers will generally vote against stock-based compensation plans if annual ^grants exceed 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on client shareholdings the Advisers will consider other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or portfolio manager(s) or, if appropriate, the Chief Equity Investment Officer, to determine when or if it may be appropriate to exceed these guidelines.

  The Advisers will typically vote against plans that have any of the following structural features:
  Ability to re-price underwater options without shareholder approval.
  The unrestricted ability to issue options with an exercise price below the stock’s current market price.
  Automatic share replenishment (“evergreen”) feature.
  The Advisers are supportive of measures intended to increase long-term stock ownership by executives. These may include:
  Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
  Using restricted stock grants instead of options.
  Utilizing phased vesting periods or vesting tied to company specific milestones or stock performance.
  The Advisers will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

In assessing a company’s executive compensation plan, the Advisers will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers ^will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible ^transactions (except in the case of closed-end management investment companies or other special circumstances).

^

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, the Advisers will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by the board of directors. The Advisers recognize that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company, including the Advisers’ clients.

F. Environmental/Social Policy Issues

The Advisers believe that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. The Advisers recognize that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Advisers generally support management on these types of proposals, although they may make exceptions where they believe a proposal has substantial economic implications. The Advisers expect that the companies in which they invest their clients’ assets will act as responsible corporate citizens.

G. Circumstances Under Which The Advisers Will Abstain From Voting

The Advisers will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Advisers. Under certain circumstances, the costs to their clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote. In those circumstances, the Advisers will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called “share blocking,” the Adviser may also abstain from voting. The Advisers will not seek to vote proxies on behalf of their clients unless they have agreed to take on that responsibility on behalf of a client. Finally, the Advisers may be required to abstain from voting on a particular proxy in a situation where a material conflict exists between the Adviser and its client. The policy for resolution of such material conflicts is described below in Section V.

IV. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Advisers, the Advisers do not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers for two years after they are created.

V. Identification and Resolution of Conflicts with Clients

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential conflicts of interest, each Adviser will take the following steps:

  Quarterly, the Eaton Vance Legal and Compliance Departments will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of ^certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD. For example, a department head would report the fact that EVD was in discussions with a corporate client considering management of the corporation’s 401(k) plan assets.
  A representative of the Legal and Compliance Departments will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Eaton Vance Chief Legal Officer (“CLO“) and the Chief Equity Investment ^Officer (“CEIO“).

The ^CEIO and ^CLO will then determine if a material conflict of interest exists between the relevant Adviser and its client. If ^the CEIO or CLO determines that a material conflict exists, ^he or she or his or ^her designees, will take the following steps to seek to resolve such material conflict prior to voting any proxies relating to these Conflicted Companies.

  ^If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”), he or she will (i) inform the CLO or the ^CEIO (or his or ^her designees) of that fact, (ii) vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
  If ^the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:
  The client, in the case of an individual or corporate client;
  In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Eaton Vance Arizona Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S

T a x - E x e m p t I n v e s t m e n t s — 9 8 . 2%
Principal Amount
(000’s omitted)	Security	Value

Education — 0.7%

$ 500	Glendale, IDA, (Midwestern University),
	5.75%, 5/15/21	$542,985

		$542,985

Electric Utilities — 1.4%

$1,000	Salt River, Agriculture Improvements and Power District,
	5.00%, 1/1/31	$1,047,610

		$1,047,610

Escrowed / Prerefunded — 14.2%

$1,250	Maricopa County, IDA, (Place Five and The Greenery),
	Escrowed to Maturity, 8.625%, 1/1/27	$1,403,062
7,500	Maricopa County, Single Family, Escrowed to Maturity,
	0.00%, 2/1/16	4,846,425
6,500	Phoenix, IDA, Single Family, Escrowed to Maturity,
	0.00%, 12/1/14	4,471,870

		$ 10,721,357

General Obligations — 3.3%

$1,125	Puerto Rico, 0.00%, 7/1/18	$644,310
1,600	Tucson, 5.375%, 7/1/21	1,836,368

		$2,480,678

Health Care-Miscellaneous — 1.5%

$ 700	Coconino County, IDA, Health Care Institution,
	(Guidance Center, Inc.), 5.80%, 6/1/11	$666,330
500	Yavapai County, IDA, Health Care Institution,
	(West Yavapai Guidance), 6.625%, 8/15/24	472,400

		$1,138,730

Hospital — 6.8%

$ 650	Arizona Health Facilities Authority, (John C. Lincoln
	Health Network), 5.75%, 12/1/32	$690,371
1,000	Glendale, IDA, (John C. Lincoln Health Network),
	5.00%, 12/1/35	1,005,150
1,350	Maricopa County, IDA, (Catholic Healthcare),
	5.50%, 7/1/26	1,436,522
1,000	Scottsdale, IDA, (Scottsdale Healthcare), 5.70%, 12/1/21	1,074,050
1,000	Winslow, IDA, (Winslow Memorial Hospital), 5.50%, 6/1/22	953,480

		$5,159,573

Principal Amount
(000’s omitted)	Security	Value

Housing — 0.9%

$ 835	Maricopa County, IDA, (National Health Facilities II),
	6.375%, 1/1/19(1)	$647,960

		$647,960

Industrial Development Revenue — 2.1%

$1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	$1,031,700
650	Phoenix Airport Authority, (America West Airlines, Inc.),
	(AMT), 6.25%, 6/1/19	533,137

		$1,564,837

Insured-Education — 2.5%

$1,800	Northern Arizona University, (Research Projects), (AMBAC),
	5.00%, 9/1/30	$1,898,748

		$1,898,748

Insured-Electric Utilities — 13.0%

$1,000	Maricopa County, Pollution Control Corp., (El Paso
	Electric Co.), (FGIC), 4.80%, 8/1/40(2)	$1,004,910
3,000	Mesa, Utility System, (FSA), 4.25%, 7/1/29	2,903,100
755	Pima County, IDA, (Tucson Electric Power Co.), (FSA),
	7.25%, 7/15/10	780,293
3,000	Puerto Rico Electric Power Authority, (FGIC),
	5.00%, 7/1/35	3,194,280
670	Puerto Rico Electric Power Authority, (FSA), Variable Rate,
	10.519%, 7/1/29(3)(4)	828,401
500	Puerto Rico Electric Power Authority, (MBIA),
	5.00%, 7/1/32	526,875
400	Puerto Rico Electric Power Authority, (MBIA),
	Variable Rate, 12.295%, 7/1/16(3)(4)	582,676

		$9,820,535

Insured-Escrowed / Prerefunded — 8.2%

$1,000	Maricopa County, IDA, (Samaritan Health Services), (MBIA),
	Escrowed to Maturity, 7.00%, 12/1/16	$1,254,170
1,000	Mesa IDA, (Discovery Health System), (MBIA),
	Prerefunded to 1/1/10, 5.625%, 1/1/29	1,105,960
1,000	Pima County, IDA, (Carondolet Health Care Corp.), (MBIA),
	Escrowed to Maturity, 5.25%, 7/1/11	1,095,920
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
	Prerefunded to 6/1/08, 7.39%, 6/1/26(3)(5)	1,122,720
500	Tucson Street and Highway Revenue, (FGIC),
	Prerefunded to 7/1/10, 5.00%, 7/1/18	539,845
1,000	Yuma, IDA, (Yuma Regional Medical Center), (FSA),
	Prerefunded to 8/1/11, 5.00%, 8/1/31	1,091,290

		$6,209,905

S e e   n o t e s   t o   f i n a n c i a l   s t a t e m e n t s

21

Eaton Vance Arizona Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 2.1%

$1,000	Goodyear Community Facilities Utilities District No. 1,
	(MBIA), 4.50%, 7/15/29	$1,004,370
500	Puerto Rico, (FSA), Variable Rate, 8.479%, 7/1/27(3)(4)	612,680

		$1,617,050

Insured-Hospital — 8.1%

$1,195	Arizona Health Facilities Authority, (Arizona Healthcare
	Systems), (FGIC), 5.50%, 6/1/15	$1,347,637
1,000	Arizona Health Facilities Authority, (Northern Arizona
	Healthcare System), (AMBAC), 4.75%, 10/1/30	1,012,970
2,000	Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37(6)
		2,111,540
1,500	Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17
		1,616,565

		$6,088,712

Insured-Lease Revenue / Certificates of
Participation — 4.1%

$1,000	Arizona State University, (Research Infrastructure Projects),
	(AMBAC), 5.00%, 9/1/30	$1,054,860
550	Marana, Municipal Facilities, (Municipal Property Corp.),
	(AMBAC), 5.00%, 7/1/28	576,917
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	505,939
290	Puerto Rico Public Finance Corp., (AMBAC),
	Variable Rate, 10.135%, 6/1/24(3)(4)	395,809
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	526,785

		$3,060,310

Insured-Special Tax Revenue — 5.6%

$1,000	Arizona Tourism and Sports Authority, (Multipurpose
	Stadium Facility), (MBIA), 5.00%, 7/1/25	$1,058,520
750	Arizona Tourism and Sports Authority, (Multipurpose
	Stadium Facility), (MBIA), 5.00%, 7/1/28	789,278
600	Puerto Rico Infrastructure Financing Authority, (AMBAC),
	5.50%, 7/1/28	713,574
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC),
	Variable Rate, 10.286%, 7/1/28(3)(4)	1,649,550

		$4,210,922

Insured-Transportation — 7.3%

$3,000	Phoenix Civic Improvements Corp., Airport Revenue, (FGIC),
	(AMT), 5.25%, 7/1/27	$3,152,460
500	Pima County, (MBIA), 3.50%, 7/1/19	461,630
1,700	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36
		1,927,511

		$5,541,601

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 4.2%

$1,000	Cottonwood, Property Corp., Water Revenue, (XLCA),
	5.00%, 7/1/29	$1,049,490
1,000	Phoenix Civic Improvements Corp., Water System Revenue,
	(FGIC), 5.00%, 7/1/22	1,059,980
1,000	Phoenix, Civic Improvement Corp., Wastewater System,
	(MBIA), 5.00%, 7/1/29	1,057,080

		$3,166,550

Other Revenue — 2.8%

$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.),
	4.75%, 4/1/25	$1,746,115
4,400	Children’s Trust Fund, PR, Tobacco Settlement,
	0.00%, 5/15/50(2)	279,136
3,700	Children’s Trust Fund, PR, Tobacco Settlement,
	0.00%, 5/15/55(2)	125,097

		$2,150,348

Pooled Loans — 5.4%

$2,000	Arizona Educational Loan Marketing Corp., (AMT),
	6.25%, 6/1/06	$2,035,580
2,000	Arizona Educational Loan Marketing Corp., (AMT),
	6.30%, 12/1/08	2,010,740

		$4,046,320

Senior Living / Life Care — 1.9%

$1,800	Arizona Health Facilities Authority, (Care Institute,
	Inc. - Mesa), 7.625%, 1/1/26(7)(8)	$1,450,260

		$1,450,260

Transportation — 0.7%

$ 500	Puerto Rico Highway and Transportation Authority,
	5.00%, 7/1/42	$518,345

		$518,345

Water and Sewer — 1.4%

$1,000	Central Arizona Water Conservation District,
	5.50%, 11/1/09	$1,089,610

		$1,089,610

Total Tax-Exempt Investments — 98.2%
(identified cost $68,328,820)		$ 74,172,946

Other Assets, Less Liabilities — 1.8%		$1,359,255

Net Assets — 100.0%		$ 75,532,201

S e e   n o t e s   t o   f i n a n c i a l   s t a t e m e n t s

22

Eaton Vance Arizona Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005,
54.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 17.1% of total investments.

(1)	Defaulted bond.

(2)	When-issued security.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $5,191,836 or 6.9% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)	Security is in default and making only partial interest payments.

(8)	Security (or a portion thereof) has been segregated to cover when-issued securities.

S e e   n o t e s   t o   f i n a n c i a l   s t a t e m e n t s

23

Eaton Vance Colorado Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S

Ta x - E x e m p t I n v e s t m e n t s — 9 8 . 3%
Principal Amount
(000’s omitted)	Security	Value

Education — 3.4%

S1,000	Colorado Educational and Cultural Facilities Authority,
	(Alexander Dawson School), 5.30%, 2/15/29	$1,040,060

		$1,040,060

Electric Utilities — 3.4%

$ 500	Colorado Springs, Utilities, 4.75%, 11/15/34	$507,670
500	Colorado Springs, Utilities, 5.00%, 11/15/33	523,280

		$1,030,950

Escrowed / Prerefunded — 8.0%

$ 975	Colorado Water Resources, Power Development Authority,
	Prerefunded to 9/1/11, 5.00%, 9/1/21	$1,059,844
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to
	Maturity, 0.00%, 10/1/22	1,380,810

		$2,440,654

Hospital — 12.0%

$ 350	Aspen Valley, Hospital District, 6.80%, 10/15/24	$376,498
650	Colorado Health Facilities Authority, (Catholic Health
	Initiatives), 5.25%, 9/1/21	682,214
250	Colorado Health Facilities Authority, (Parkview Episcopal
	Medical Center), 6.125%, 9/1/25	255,293
500	Colorado Health Facilities Authority, (Parkview Medical
	Center), 5.00%, 9/1/25	508,560
500	Colorado Health Facilities Authority, (Portercare Adventist
	Health), 6.50%, 11/15/31	553,850
500	Colorado Health Facilities Authority, (Vail Valley Medical
	Center), 5.80%, 1/15/27	531,160
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	750,135

		$3,657,710

Housing — 7.8%

$1,000	Denver, Multifamily, (Bank Lofts), (FHA), (AMT),
	6.15%, 12/1/16	$1,023,720
345	Lake Creek, (Affordable Housing Corp.), Multifamily,
	6.25%, 12/1/23	320,981
1,000	Lakewood, Multifamily, (FHA), (AMT), 6.65%, 10/1/25	1,022,580

		$2,367,281

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 7.1%

$ 500	Colorado HFA, (Waste Management, Inc.), (AMT),
	5.70%, 7/1/18	$530,795
500	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(1)
		456,335
750	Puerto Rico Industrial, Medical and Environmental
	Pollution Control Facility Finance Authority,
	(American Home Products), 5.10%, 12/1/18	770,040
500	Puerto Rico Port Authority, (American Airlines), (AMT),
	6.25%, 6/1/26	396,015

		$2,153,185

Insured-Education — 4.4%

$ 610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	$290,147
1,000	University of Colorado, (FGIC), 5.00%, 6/1/27	1,044,960

		$1,335,107

Insured-General Obligations — 4.5%

$1,000	Pueblo County, School District #70, (FGIC),
	5.00%, 12/1/19	$1,107,690
200	Puerto Rico, (FSA), Variable Rate, 8.479%, 7/1/27(2)(3)	245,072

		$1,352,762

Insured-Hospital — 2.6%

$ 750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31
		$786,105

		$786,105

Insured-Housing — 1.7%

$ 500	Colorado Educational and Cultural Facilities Authority,
	(Student Housing Foundation/University of Colorado),
	(AMBAC), 5.00%, 7/1/27	$522,725

		$522,725

Insured-Lease Revenue / Certificates of Participation — 1.8%

$ 400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 10.135%, 6/1/24(2)(3)
		$545,944

		$545,944

Insured-Special Tax Revenue — 3.6%

$1,000	Sand Creek, Metropolitan District, (XLCA),
	5.375%, 12/1/27	$1,087,390

		$1,087,390

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

24

Eaton Vance Colorado Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 22.9%

$3,500	E-470 Colorado Public Highway Authority, (MBIA),
	0.00%, 9/1/16	$2,159,850
1,750	Northwest Parkway Public Highway Authority, (FSA),
	5.25%, 6/15/41	1,861,580
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18
		1,811,101
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36(4)
		1,133,830

		$6,966,361

Insured-Water and Sewer — 6.0%

$ 750	Colorado Water Resources, Power Development Authority, (East Cherry Creek Valley Water and Sanitation District), (MBIA), 4.50%, 11/15/32

		$747,030
1,000	Widefield, Water and Sanitation District, (MBIA),
	5.00%, 12/1/25	1,063,210

		$1,810,240

Senior Living / Life Care — 1.3%

$ 425	Logan County, Industrial Development, (TLC Care
	Choices, Inc.), 6.875%, 12/1/23	$391,187

		$391,187

Special Tax Revenue — 4.3%

$ 400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$428,868
360	Bell Mountain Ranch, Metropolitan District,
	6.625%, 11/15/25	369,382
500	Cottonwood, Water and Sanitation District,
	7.75%, 12/1/20	521,095

		$1,319,345

Transportation — 1.3%

$ 400	Eagle County, (Eagle County Airport Terminal), (AMT),
	7.50%, 5/1/21	$409,884

		$409,884

Water and Sewer — 2.2%

$ 25	Colorado Water Resources, Power Development Authority, 5.00%, 9/1/21
		$27,004
540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22
		627,491

		$654,495

Total Tax-Exempt Investments
(identified cost $27,838,082)		$29,871,385

P u t O p t i o n s P u r c h a s e d — 0 . 0%
Principal Amount
(000’s omitted)	Security	Value

$ 37	U.S. Treasury, Expires 8/26/05, Strike Price $109.00	$578

Total Put Options Purchased
(identified cost, $16,345)		$578

Total Investments — 98.3%
(identified cost $27,854,427)		$ 29,871,963

Other Assets, Less Liabilities — 1.7%		$506,355

Net Assets — 100.0%		$ 30,378,318

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005,
48.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 20.7% of total investments.

(1)	Defaulted bond.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $791,016 or 2.6% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

25

Eaton Vance Connecticut Municipals Fund   a s   o f   J u l y   3 1 ,   2 0 0 5

P O R T F O L I O   O F   I N V E S T M E N T S

Ta x - E x e m p t I n v e s t m e n t s — 9 8 . 9%
Principal Amount
(000’s omitted)	Security	Value

Education — 7.8%

$1,500	Connecticut HEFA, (Loomis Chaffee School),
	5.25%, 7/1/31	$1,597,155
2,500	Connecticut HEFA, (University of Hartford), 5.25%, 7/1/32
		2,641,725
2,000	Connecticut HEFA, (Yale University), 5.00%, 7/1/42	2,092,260
2,500	Connecticut HEFA, (Yale University), 5.125%, 7/1/27	2,635,425
1,350	University of Connecticut, 5.00%, 5/15/23	1,426,828

		$10,393,393

Electric Utilities — 4.1%

$3,135	Connecticut Development Authority, (Connecticut Light
	and Power), 5.85%, 9/1/28	$3,407,996
800	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 8.599%, 9/1/28(1)(2)
		937,808
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,059,060

		$5,404,864

Escrowed / Prerefunded — 3.1%

$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11,
	5.50%, 10/1/19	$3,356,451
170	Puerto Rico Public Finance Corp., Escrowed to Maturity,
	6.00%, 8/1/26	213,389
545	University of Connecticut, Prerefunded to 4/1/12,
	5.375%, 4/1/18	604,797

		$4,174,637

General Obligations — 6.5%

$1,750	Connecticut, 0.00%, 11/1/09	$1,519,980
1,270	Danbury, 4.50%, 2/1/14	1,356,169
1,540	Darien, 4.00%, 12/1/22	1,506,905
1,065	Puerto Rico, 0.00%, 7/1/15	707,139
1,000	Puerto Rico, 5.00%, 7/1/25	1,049,870
400	Redding, 5.50%, 10/15/18	462,644
650	Redding, 5.625%, 10/15/19	763,997
535	Wilton, 5.25%, 7/15/18	609,975
535	Wilton, 5.25%, 7/15/19	611,869

		$8,588,548

Housing — 0.8%

$1,000	Connecticut HFA, 4.70%, 5/15/28	$1,010,890

		$1,010,890

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 7.1%

$3,065	Connecticut Development Authority, Airport Facility,
	(Signature Flight), (AMT), 6.625%, 12/1/14	$3,025,492
4,500	Eastern Connecticut Resource Recovery Authority,
	(Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,509,900
700	Puerto Rico Port Authority, (American Airlines), (AMT),
	6.25%, 6/1/26	554,421
1,350	Sprague, Environmental Improvement,
	(International Paper Co.), (AMT), 5.70%, 10/1/21	1,391,742

		$9,481,555

Insured-Education — 14.1%

$1,250	Connecticut HEFA, (Choate Rosemary College), (MBIA), 5.00%, 7/1/27
		$1,298,125
1,550	Connecticut HEFA, (Connecticut College), (MBIA),
	5.00%, 7/1/32	1,630,120
1,400	Connecticut HEFA, (Connecticut State University System), (FSA), 4.00%, 11/1/35
		1,280,944
2,500	Connecticut HEFA, (Fairfield University), (MBIA),
	5.25%, 7/1/25	2,677,950
1,000	Connecticut HEFA, (Greenwich Academy), (FSA),
	5.00%, 3/1/32	1,045,300
1,970	Connecticut HEFA, (Trinity College), (MBIA),
	5.00%, 7/1/22	2,105,103
5,305	Connecticut HEFA, (Trinity College), (MBIA),
	5.50%, 7/1/21(3)	6,224,993
1,440	Connecticut HEFA, (Westminster School), (MBIA),
	5.00%, 7/1/29	1,514,707
1,000	University of Connecticut, (FGIC), 5.00%, 11/15/29	1,059,430

		$18,836,672

Insured-Electric Utilities — 1.9%

$1,000	Puerto Rico Electric Power Authority, (MBIA),
	Variable Rate, 12.295%, 7/1/16(1)(4)	$1,456,690
830	Puerto Rico Electric Power Authority, DRIVERS, (FSA),
	Variable Rate, 10.523%, 7/1/29(1)(4)	1,026,229

		$2,482,919

Insured-Escrowed / Prerefunded — 3.2%

$1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21
		$1,086,330
2,000	Connecticut, (FSA), Prerefunded to 10/15/12,
	5.00%, 10/15/19	2,184,560
375	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, Prerefunded to 7/1/08, 7.031%, 7/1/28(1)(2)

		419,561
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12,
	5.00%, 7/1/32	563,935

		$4,254,386

S e e   n o t e s   t o   f i n a n c i a l   s t a t e m e n t s

26

Eaton Vance Connecticut Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 12.6%

$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$4,014,932
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,541,700
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,138,210
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,066,950
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,125,640
3,250	New Haven, (FGIC), 5.00%, 11/1/18	3,490,923
1,265	New Milford, (AMBAC), 5.00%, 1/15/14	1,396,370
350	Puerto Rico, (FSA), Variable Rate, 8.479%, 7/1/27(1)(4)	428,876
1,500	Suffield, (MBIA), 4.75%, 6/15/21	1,554,765

		$16,758,366

Insured-Hospital — 5.4%

$1,000	Connecticut HEFA, (Bridgeport Hospital), (MBIA),
	6.625%, 7/1/18	$1,003,000
3,190	Connecticut HEFA, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21
		3,403,858
1,350	Connecticut HEFA, (Lawrence and Memorial Hospital),
	(MBIA), 5.00%, 7/1/22	1,351,971
1,335	Connecticut HEFA, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26(5)
		1,418,664

		$7,177,493

Insured-Lease Revenue / Certificates of
Participation — 3.7%

$ 3,250	Puerto Rico Public Building Authority, (AMBAC),
	5.50%, 7/1/21	$3,805,230
800	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 10.135%, 6/1/24(1)(4)
		1,091,888

		$4,897,118

Insured-Other Revenue — 1.3%

$ 550	Connecticut HEFA, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31
		$573,991
1,150	Connecticut HEFA, (Village Families & Children), (AMBAC), 5.00%, 7/1/32
		1,205,488

		$1,779,479

Insured-Pooled Loans — 1.4%

$ 500	Connecticut Higher Education Supplemental Loan Authority, (Family Education Loan Program), (MBIA), (AMT), 4.375%, 11/15/21

		$496,805
1,360	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21
		1,425,525

		$1,922,330

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 2.3%

$2,000	Connecticut Special Tax Transportation Infrastructure,
	(AMBAC), 5.00%, 7/1/24	$2,142,940
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28
		951,432

		$3,094,372

Insured-Transportation — 7.7%

$ 5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26
		$5,712,905
500	Guam International Airport Authority, (MBIA),
	5.25%, 10/1/23	548,875
1,750	Puerto Rico Highway and Transportation Authority,
	(AMBAC), 0.00%, 7/1/16	1,122,170
1,630	Puerto Rico Highway and Transportation Authority,
	(AMBAC), Variable Rate, 9.08%, 7/1/28(1)(4)	1,880,319
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38
		1,044,730

		$10,308,999

Insured-Water and Sewer — 3.9%

$1,340	South Central Connecticut Regional Water Authority,
	(FGIC), 5.125%, 8/1/29	$1,430,825
1,530	South Central Connecticut Regional Water Authority,
	(MBIA), 5.00%, 8/1/25	1,619,842
2,000	South Central Connecticut Regional Water Authority,
	(MBIA), 5.00%, 8/1/28	2,127,420

		$5,178,087

Lease Revenue / Certificates of Participation — 1.7%

$1,830	Puerto Rico Public Finance Corp., (Commonwealth
	Appropriation), 6.00%, 8/1/26	$2,201,856

		$2,201,856

Other Revenue — 0.6%

$8,700	Children’s Trust Fund, PR, Tobacco Settlement,
	0.00%, 5/15/50(5)	$551,928
7,400	Children’s Trust Fund, PR, Tobacco Settlement,
	0.00%, 5/15/55(5)	250,194

		$802,122

Solid Waste — 2.1%

$2,750	Connecticut Resources Recovery Authority,
	(American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,802,525

		$2,802,525

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

27

Eaton Vance Connecticut Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue — 4.5%

$3,180	Connecticut Special Tax Transportation Infrastructure,
	6.125%, 9/1/12(6)	$3,618,617
2,000	Connecticut Special Tax Transportation Infrastructure,
	6.50%, 10/1/12	2,363,640

		$5,982,257

Transportation — 1.2%

$1,000	Puerto Rico Highway and Transportation Authority,
	5.00%, 7/1/42	$1,036,690
500	Puerto Rico Highway and Transportation Authority,
	5.50%, 7/1/15	558,305

		$1,594,995

Water and Sewer — 1.9%

$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,424,513
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32
		1,156,705

		$2,581,218

Total Tax-Exempt Investments
(identified cost $122,832,279)		$ 131,709,081

P u t O p t i o n s P u r c h a s e d — 0 . 0%
Principal Amount
(000’s omitted)	Security	Value

$ 123	U.S. Treasury, Expires 8/26/05, Strike Price $109.00	$1,922

Total Put Options Purchased
(identified cost, $54,335)		$1,922

Total Investments — 98.9%
(identified cost $122,886,614)		$ 131,711,003

Other Assets, Less Liabilities — 1.1%		$1,458,239

Net Assets — 100.0%		$ 133,169,242

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005, 58.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.2% to 24.0% of total investments.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $7,241,371 or 5.4% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(5)	When-issued security.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

28

Eaton Vance Michigan Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S

Ta x - E x e m p t I n v e s t m e n t s — 1 0 0 . 4%
Principal Amount
(000’s omitted)	Security	Value

Education — 3.3%

$1,250	Michigan Higher Education Facilities Authority,
	(Creative Studies), 5.85%, 12/1/22	$1,292,162
750	Michigan Higher Education Facilities Authority,
	(Hillsdale College), 5.00%, 3/1/35	773,205

		$2,065,367

Electric Utilities — 1.7%

$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,059,060

		$1,059,060

General Obligations — 2.2%

$1,250	Puerto Rico Public Buildings Authority, Commonwealth
	Guaranteed, 5.25%, 7/1/29	$1,342,937

		$1,342,937

Health Care-Miscellaneous — 1.7%

$1,070	Pittsfield Township EDC, (Arbor Hospice),
	7.875%, 8/15/27	$1,046,984

		$1,046,984

Hospital — 13.3%

$ 500	Allegan Hospital Finance Authority, (Allegan
	General Hospital), 7.00%, 11/15/21	$532,620
275	Gaylord Hospital Finance Authority, (Otsego Memorial
	Hospital Association), 6.20%, 1/1/25	282,320
500	Macomb County Hospital Finance Authority, (Mount
	Clemens General Hospital) , 5.875%, 11/15/34	507,880
610	Mecosta County, (Michigan General Hospital),
	5.75%, 5/15/09	627,324
2,000	Michigan Hospital Finance Authority, (Central Michigan
	Community Hospital), 6.25%, 10/1/27	2,049,640
550	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/37(1)
		541,943
1,250	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35
		1,279,963
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32
		1,596,885
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36
		794,888

		$8,213,463

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 5.0%

$1,000	Ferris State University, (AMBAC), 5.00%, 10/1/23(2)	$1,036,090
2,000	Western Michigan University, (FGIC),
	5.125%, 11/15/22	2,080,320

		$3,116,410

Insured-Electric Utilities — 4.0%

$2,000	Michigan Strategic Fund Resource Recovery, (Detroit
	Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,123,560
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC),
	6.95%, 5/1/11	351,240

		$2,474,800

Insured-Escrowed / Prerefunded — 16.5%

$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13,
	5.25%, 5/1/28	$2,219,760
3,000	Lake Orion, Community School District, (FGIC),
	Prerefunded to 5/1/08, 5.125%, 5/1/23(3)	3,168,480
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10,
	5.50%, 10/1/25	1,112,470
2,500	Wyoming Public Schools, (FGIC), Prerefunded to 5/1/08,
	5.125%, 5/1/23	2,640,400
1,000	Zeeland Public Schools, (FGIC), Prerefunded to 5/1/09,
	5.25%, 5/1/22	1,074,080

		$ 10,215,190

Insured-General Obligations — 30.1%

$1,250	Ann Arbor, School District, (MBIA), 4.75%, 5/1/29	$1,274,600
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	580,458
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,250,510
1,000	East Lansing, School District, (MBIA), 5.00%, 5/1/30	1,056,460
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,053,170
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,057,270
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,146,973
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/27	1,060,550
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,052,420
2,410	Okemos Public Schools, (MBIA), 0.00%, 5/1/16	1,526,687
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,085,461
1,000	Plymouth-Canton, Community School District, (FGIC),
	5.00%, 5/1/29	1,052,420
350	Puerto Rico, (FSA), Variable Rate, 8.479%, 7/1/27(4)(5)	428,876
1,400	Redford Union School District No.1, (AMBAC),
	5.00%, 5/1/22	1,539,902
1,450	Saginaw, City School District, (FSA), 5.00%, 5/1/34	1,521,688

		$18,687,445

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

29

Eaton Vance Michigan Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Insured-Housing — 0.6%

$ 385	Michigan HDA, Rental Housing, (MBIA), (AMT),
	5.30%, 10/1/37	$392,577

		$392,577

Insured-Lease Revenue / Certificates of
Participation — 1.7%

$1,000	Michigan Building Authority, (Facilities Program), (MBIA),
	5.00%, 10/15/29	$1,049,700

		$1,049,700

Insured-Transportation — 6.6%

$ 345	Puerto Rico Highway and Transportation Authority, (MBIA),
	Variable Rate, 10.58%, 7/1/26(4)(5)	$386,969
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA),
	(AMT), Variable Rate, 7.36%, 12/1/28(4)(6)	2,090,880
1,500	Wayne County, Airport Authority, (MBIA), (AMT),
	5.25%, 12/1/26	1,602,975

		$4,080,824

Insured-Water and Sewer — 6.2%

$ 500	Detroit, Sewer Disposal, (MBIA), 5.00%, 7/1/30	$528,630
1,000	Detroit, Water Supply System, (FGIC), 4.50%, 7/1/35	987,810
2,165	Warren, Water and Sewer, (FSA), 5.25%, 11/1/26	2,328,219

		$3,844,659

Special Tax Revenue — 4.5%

$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,810,968
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	961,620

		$2,772,588

Transportation — 3.0%

$ 750	Kent County Airport Facility, Variable Rate,
	12.11%, 1/1/25(4)(6)	$826,365
1,000	Puerto Rico Highway and Transportation Authority,
	5.00%, 7/1/36	1,049,340

		$1,875,705

Total Tax-Exempt Investments
(identified cost $56,088,054)		$ 62,237,709

P u t O p t i o n s P u r c h a s e d — 0 . 0%
Principal Amount
(000’s omitted)	Security	Value

$ 80	U.S. Treasury, Expires 8/26/05, Strike Price $109.00	$1,250

Total Put Options Purchased
(identified cost, $35,340)		$1,250

Total Investments — 100.4%
(identified cost $56,123,394)		$ 62,238,959

Other Assets, Less Liabilities — (0.4)%		$(257,058)

Net Assets — 100.0%		$61,981,901

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005,
70.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.9% to 26.0% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $3,733,090 or 6.0% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

S e e   n o t e s   t o   f i n a n c i a l   s t a t e m e n t s

30

Eaton Vance Minnesota Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S

Ta x - E x e m p t I n v e s t m e n t s — 1 0 0 . 0%
Principal Amount
(000’s omitted)	Security	Value

Education — 11.5%

$ 1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,041,000
750	Minnesota Higher Education Facilites Authority,
	(St. John University), 4.50%, 10/1/26(1)	740,625
1,250	Minnesota Higher Education Facilities Authority,
	(Hamline University), 6.00%, 10/1/29	1,316,387
575	Minnesota Higher Education Facilities Authority,
	(Minneapolis College of Art), 5.375%, 5/1/21	598,299
1,380	St. Cloud Housing and Redevelopment Authority,
	(University Foundation), 5.00%, 5/1/23	1,447,993

		$5,144,304

Electric Utilities — 8.0%

$ 20	Chaska, Electric, 6.10%, 10/1/30	$22,245
250	Cohasset, PCR, (Allete, Inc.), 4.95%, 7/1/22	253,792
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	780,742
400	Puerto Rico Electric Power Authority,
	Variable Rate, 7.70%, 7/1/29(2)(3)	447,240
1,980	Rochester Electric, 5.25%, 12/1/30	2,071,159

		$3,575,178

Escrowed / Prerefunded — 6.2%

$ 1,980	Chaska, Electric, Prerefunded to 10/1/10,
	6.10%, 10/1/30	$2,239,004
500	Minnesota Higher Education Facilities Authority,
	(St. John’s University), Prerefunded to 10/1/11,
	5.25%, 10/1/26	527,145

		$2,766,149

General Obligations — 7.3%

$ 750	Dakota County, Community Development Agency,
	(Senior Housing Facilities), 5.00%, 1/1/21	$786,667
1,500	Minneapolis and St. Paul General Obligation,
	Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	1,534,350
950	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	952,565

		$3,273,582

Hospital — 10.0%

$ 500	Glencoe Health Care Facilities, (Glencoe Regional Health
	Services), 5.00%, 4/1/31(1)	$498,745
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22
		749,420
1,500	Rochester Health Care Facilities, (Mayo Clinic), Variable Rate, 8.36%, 11/15/27(2)(3)
		1,680,510

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$ 500	Shakopee Health Care Facilities, (St. Francis Regional
	Medical Center), 5.25%, 9/1/34	$517,585
1,000	St. Louis Park, Health Care Facilities Revenue,
	(Nicollet Health Services), 5.25%, 7/1/30	1,042,630

		$4,488,890

Housing — 6.2%

$ 500	Columbia Heights, Multifamily, (Housing Crest),
	6.625%, 4/20/43	$542,105
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT),
	5.45%, 4/20/43	518,480
1,650	Minnetonka, Multifamily, (Archer Heights Apartments),
	(AMT), 6.00%, 1/20/27	1,716,594

		$2,777,179

Industrial Development Revenue — 5.9%

$ 1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,013,870
1,605	Minneapolis, Community Development Agency,
	Common Bond Fund, (AMT), 6.80%, 12/1/24	1,643,151

		$2,657,021

Insured-Education — 1.2%

$ 500	Minnesota State Colleges and University,
	(St. Cloud St. University), (FSA), 5.00%, 10/1/19	$535,455

		$535,455

Insured-Electric Utilities — 13.0%

$ 500	Puerto Rico Electric Power Authority, RITES, (FSA),
	Variable Rate, 9.876%, 7/1/29(2)(4)	$618,210
950	Southern Minnesota Municipal Power Agency, (MBIA),
	0.00%, 1/1/21(5)	476,824
10,000	Southern Minnesota Municipal Power Agency, (MBIA),
	0.00%, 1/1/25	4,110,700
565	Western Minnesota Municipal Power Agency, (AMBAC), 5.50%, 1/1/16
		617,579

		$5,823,313

Insured-General Obligations — 2.8%

$ 2,245	Cambridge, Independent School District No. 911, (MBIA),
	0.00%, 2/1/29	$703,448
500	Freeborn County, (Criminal Justice Center), (FGIC),
	5.00%, 2/1/23	528,770

		$1,232,218

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s 31

Eaton Vance Minnesota Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital — 5.7%

$ 1,000	Minneapolis Health Care System, (Fairview Health
	Services), (AMBAC), 5.00%, 11/15/34	$1,055,970
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	471,402
1,000	Willmar, (Rice Memorial Hospital), (FSA),
	5.00%, 2/1/32	1,047,440

		$2,574,812

Insured-Lease Revenue / Certificates of
Participation — 3.0%

$ 1,270	Hopkins, Housing and Redevelopment Authority,
	(Public Works and Fire Station), (MBIA),
	5.00%, 2/1/20	$1,358,443

		$1,358,443

Insured-Other Revenue — 1.9%

$ 800	St. Paul, Housing and Redevelopment Authority,
	(Block 19), (FSA), 5.35%, 8/1/29	$863,920

		$863,920

Insured-Special Tax Revenue — 2.4%

$ 1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32
		$1,074,210

		$1,074,210

Insured-Transportation — 4.9%

$ 575	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 5.00%, 1/1/27
		$608,408
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32(6)
		1,594,890

		$2,203,298

Miscellaneous — 4.7%

$ 2,000	Minneapolis, Art Center Facilities, (Walker Art Center),
	5.125%, 7/1/21	$2,106,440

		$2,106,440

Senior Living / Life Care — 5.3%

$ 1,000	Columbia Heights, Multifamily, (Crestview Corp.),
	6.00%, 3/1/33	$1,005,160
670	Minneapolis, (Walker Methodist Senior Services),
	6.00%, 11/15/28	640,038

Principal Amount
(000’s omitted) Security	Value

Senior Living / Life Care (continued)

$975 St. Paul, Housing and Redevelopment, (Care
Institute, Inc.-Highland), 8.75%, 11/1/24(7)	$ 729,827

$ 2,375,025

Total Tax-Exempt Investments — 100.0%
(identified cost $41,751,245)	$44,829,437

Other Assets, Less Liabilities — (0.0)%	$ (13,603)

Net Assets — 100.0%	$44,815,834

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005,
34.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 17.2% of total investments.

(1)	When-issued security.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $2,745,960 or 6.1% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)	Security is in default and making only partial interest payments.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

32

Eaton Vance New Jersey Municipals Fund   a s   o f   J u l y   3 1 ,   2 0 0 5

P O R T F O L I O   O F   I N V E S T M E N T S

Ta x - E x e m p t I n v e s t m e n t s — 9 9 . 1%
Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.7%

$ 1,700	New Jersey EDA, (Trigen Trenton), (AMT),
	6.20%, 12/1/07	$1,701,955

		$1,701,955

Education — 0.4%

$ 1,000	New Jersey Educational Facilities Authority,
	(Stevens Institute of Technology), 5.25%, 7/1/32	$1,043,720

		$1,043,720

Electric Utilities — 4.7%

$ 9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,580,090
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,228,480
2,000	Puerto Rico Electric Power Authority, Variable Rate,
	7.70%, 7/1/29(1)(2)	2,236,200
2,500	Salem County, Pollution Control Financing, (Public Services
	Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,662,125

		$11,706,895

General Obligations — 1.0%

$ 3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,541,690

		$2,541,690

Health Care-Miscellaneous — 0.5%

$ 1,205	New Jersey EDA, (Hudson County Occupational Center), 6.50%, 7/1/18
		$1,146,365

		$1,146,365

Hospital — 11.5%

$ 500	Camden County, Improvement Authority, (Cooper
	Health System), 5.75%, 2/15/34	$530,550
3,750	Camden County, Improvement Authority, (Cooper
	Health System), 6.00%, 2/15/27	3,887,250
2,000	New Jersey Health Care Facilities Financing Authority,
	(Atlantic City Medical Center), 5.75%, 7/1/25	2,158,920
3,000	New Jersey Health Care Facilities Financing Authority,
	(Capital Health System), 5.25%, 7/1/17	3,098,460
2,625	New Jersey Health Care Facilities Financing Authority,
	(Capital Health System), 5.375%, 7/1/33	2,733,911
1,505	New Jersey Health Care Facilities Financing Authority,
	(Hackensack University Medical Center), 6.00%, 1/1/34	1,614,112
2,700	New Jersey Health Care Facilities Financing Authority,
	(Hackensack University Medical Center), 6.00%, 1/1/25	2,900,259

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$ 2,000	New Jersey Health Care Facilities Financing Authority,
	(Robert Wood Johnson University Hospital),
	5.75%, 7/1/31	$2,160,000
1,800	New Jersey Health Care Facilities Financing Authority,
	(Saint Peters University Hospital), 6.875%, 7/1/30	1,987,200
1,800	New Jersey Health Care Facilities Financing Authority,
	(Saint Peters University Hospital), 6.875%, 7/1/20	2,008,638
550	New Jersey Health Care Facilities Financing Authority,
	(St. Elizabeth’s Hospital), 6.00%, 7/1/20	575,883
2,000	New Jersey Health Care Facilities Financing Authority,
	(St. Elizabeth’s Hospital), 6.00%, 7/1/27	2,087,320
2,500	New Jersey Health Care Facilities Financing Authority,
	(Trinitas Hospital), 7.50%, 7/1/30	2,817,725

		$28,560,228

Housing — 3.2%

$ 7,755	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36
		$7,927,626

		$7,927,626

Industrial Development Revenue — 3.9%

$ 1,875	New Jersey EDA, (Continental Airlines), (AMT),
	6.25%, 9/15/29	$1,717,181
1,875	New Jersey EDA, (Continental Airlines), (AMT),
	9.00%, 6/1/33	2,078,419
1,500	New Jersey EDA, (Holt Hauling), (AMT),
	7.90%, 3/1/27(3)	1,416,135
5,640	New Jersey EDA, (Holt Hauling), (AMT),
	8.95%, 12/15/18(3)	4,450,806

		$9,662,541

Insured-Education — 1.2%

$ 3,000	New Jersey Educational Facilities Authority,
	(Rowan University), (AMBAC), 4.50%, 7/1/27	$3,022,620

		$3,022,620

Insured-Electric Utilities — 1.8%

$ 1,000	Puerto Rico Electric Power Authority, (FGIC),
	5.00%, 7/1/35	$1,064,760
1,300	Puerto Rico Electric Power Authority, (MBIA),
	Variable Rate, 12.295%, 7/1/16(1)(4)	1,893,697
1,180	Puerto Rico Electric Power Authority, DRIVERS, (FSA),
	Variable Rate, 10.523%, 7/1/29(1)(4)	1,458,976

		$4,417,433

S e e   n o t e s   t o   f i n a n c i a l   s t a t e m e n t s

33

Eaton Vance New Jersey Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Insured-Escrowed / Prerefunded — 3.5%

$ 2,155	New Jersey EDA, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate, 9.011%, 5/1/18(1)(4)
		$2,575,678
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to
	Maturity, 6.50%, 1/1/16	1,877,374
3,775	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.031%, 7/1/28(1)(2)

		4,223,583

		$8,676,635

Insured-General Obligations — 9.4%

$ 2,000	Branchburg Township Board of Education, (FSA),
	5.00%, 2/1/26	$2,088,400
1,325	Colts Neck Township Board of Education, (FSA),
	5.00%, 2/1/23	1,458,586
1,650	Colts Neck Township Board of Education, (FSA),
	5.00%, 2/1/27	1,805,529
2,132	Elmwood Park Board of Education, (FSA),
	4.50%, 8/1/29	2,151,359
755	Essex County, (MBIA), 4.50%, 5/1/29	759,402
1,250	Freehold Township Board of Education, (FSA),
	4.375%, 7/15/26	1,255,000
1,245	Freehold Township Board of Education, (FSA),
	4.50%, 7/15/28	1,257,836
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,115,980
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,519,261
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,380,375
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	842,780
1,885	Pohatcong Township School District, (FSA),
	5.20%, 7/15/22	2,130,427
3,542	Sayreville School District, (MBIA), 4.50%, 7/15/30	3,571,682

		$23,336,617

Insured-Hospital — 5.5%

$ 4,250	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19
		$2,385,270
3,000	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21
		1,519,440
10,970	New Jersey EDA, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26
		4,150,390
2,890	New Jersey Health Care Facilities Financing Authority,
	(St. Barnabas Health Center), (MBIA), Variable Rate,
	8.261%, 7/1/28 (1)(4)	3,020,888
6,000	New Jersey Health Care Facilities Financing Authority,
	(St. Barnabas Medical Center), (MBIA),
	0.00%, 7/1/23	2,655,600

		$13,731,588

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of
Participation — 0.4%

$ 1,000	New Jersey EDA, (School Facilities), (AMBAC),
	4.375%, 9/1/29	$986,770

		$986,770

Insured-Special Tax Revenue — 5.6%

$10,620	Garden State Preservation Trust, (FSA),
	0.00%, 11/1/24	$4,415,584
10,000	Garden State Preservation Trust, (FSA),
	0.00%, 11/1/27	3,556,100
3,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA),
	5.25%, 7/1/26(5)	3,446,940
2,000	New Jersey Sports & Exposition Authority, (MBIA),
	5.50%, 3/1/22	2,322,680

		$13,741,304

Insured-Transportation — 15.3%

$ 1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,792,099
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,440,352
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	6,002,755
435	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	522,687
5,000	New Jersey Turnpike Authority, RITES, (MBIA),
	Variable Rate, 10.571%, 1/1/16(2)	6,976,600
2,410	Newark Housing Authority, (Newark Marine Terminal),
	(MBIA), 5.00%, 1/1/23	2,551,636
1,500	Newark Housing Authority, (Newark Marine Terminal),
	(MBIA), 5.00%, 1/1/25	1,584,885
2,500	Newark Housing Authority, (Newark Marine Terminal),
	(MBIA), 5.00%, 1/1/37	2,615,275
1,500	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38
		1,567,095
2,825	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36
		3,203,070
5,825	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36
		6,582,483
1,100	South Jersey Transportation Authority, (FGIC),
	5.00%, 11/1/33	1,163,811

		$38,002,748

Insured-Water and Sewer — 3.3%

$ 2,500	Middlesex County Utilities Authority, (MBIA),
	6.25%, 8/15/10	$2,712,550
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,541,398

		$8,253,948

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s 34

Eaton Vance New Jersey Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation — 4.5%

$ 720	Atlantic City, Public Facilities Lease Agreement,
	8.875%, 1/15/14	$946,397
785	Atlantic City, Public Facilities Lease Agreement,
	8.875%, 1/15/15	1,049,388
1,440	Bergen County Improvement Authority, (Community
	Action Program), 4.50%, 12/1/28	1,449,202
2,591	New Jersey Building Authority, (Garden State Savings
	Bonds), 0.00%, 6/15/10	2,169,315
1,650	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 9/15/09
		1,427,679
5,500	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 3/15/13
		4,076,325

		$11,118,306

Other Revenue — 4.0%

$16,000	Children’s Trust Fund, PR, Tobacco Settlement,
	0.00%, 5/15/50(6)	$1,015,040
13,600	Children’s Trust Fund, PR, Tobacco Settlement,
	0.00%, 5/15/55(6)	459,816
2,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 9.118%, 10/1/34(1)(4)
		2,614,580
3,175	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	3,752,405
1,500	Tobacco Settlement Financing Corp., Variable Rate,
	10.754%, 6/1/39(1)(2)(7)	2,045,595

		$9,887,436

Pooled Loans — 0.5%

$ 1,500	New Jersey Higher Educational Student Loan Bonds, (AMT), 0.00%, 7/1/10
		$1,097,985

		$1,097,985

Senior Living / Life Care — 2.7%

$ 2,650	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	$2,696,084
2,115	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	2,135,114
3,390	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(8)	1,861,449

		$6,692,647

Special Tax Revenue — 1.6%

$ 3,500	New Jersey EDA, (Cigarette Tax), Variable Rate,
	8.54%, 6/15/34(1)(2)	$3,967,880

		$3,967,880

Principal Amount
(000’s omitted)	Security	Value

Transportation — 11.6%

$ 5,000	Port Authority of New York and New Jersey,
	5.375%, 3/1/28	$ 5,736,200
19,000	Port Authority of New York and New Jersey,
	6.125%, 6/1/94(9)	22,960,740

$ 28,696,940

Water and Sewer — 2.3%

$ 5,565	New Jersey EDA, (Atlantic City Sewer), (AMT),
	5.45%, 4/1/28	$ 5,731,727

$ 5,731,727

Total Tax-Exempt Investments — 99.1%
(identified cost $221,700,796)		$245,653,604

Other Assets, Less Liabilities — 0.9%		$ 2,198,962

Net Assets — 100.0%		$247,852,566

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2005, 46.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 20.1% of total investments.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $24,037,077 or 9.7% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(3)	Defaulted bond.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)	When-issued security.

(7)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(8)	Security is in default and making only partial interest payments.

(9)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

35

Eaton Vance Pennsylvania Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S

Ta x - E x e m p t I n v e s t m e n t s — 9 6 . 6%
Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 3.6%

$1,435	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10
		$1,558,482
5,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13
		5,076,000
1,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19
		1,014,690

		$7,649,172

Education — 0.5%

$1,100	Lehigh County, General Purpose Authority, (Cedar Crest College), 6.70%, 4/1/26
		$1,139,358

		$1,139,358

Electric Utilities — 2.1%

$2,000	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT),
	6.75%, 12/1/36	$2,152,400
2,250	York County IDA, Pollution Control, (Public Service
	Enterprise Group, Inc.), 5.50%, 9/1/20	2,384,505

		$4,536,905

Escrowed / Prerefunded — 1.2%

$2,565	Delaware IDA, (Glen Riddle), (AMT), Prerefunded to 9/1/05, 8.625%, 9/1/25
		$2,654,313

		$2,654,313

General Obligations — 0.5%

$1,000	Radnor Township, 5.125%, 7/15/34	$1,063,780

		$1,063,780

Health Care-Miscellaneous — 3.1%

$2,000	Allegheny County IDA, (Residual Resources, Inc.),
	6.50%, 9/1/21	$2,131,740
700	Allegheny County, (Residential Resources, Inc.),
	6.60%, 9/1/31	743,652
3,500	Chester County HEFA, (Devereux Foundation),
	6.00%, 11/1/29	3,693,340

		$6,568,732

Hospital — 12.8%

$3,060	Hazelton Health Service Authority, (Hazelton General
	Hospital), 5.50%, 7/1/27	$2,787,905

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$1,150	Horizon Hospital Systems Authority, (Horizon Hospital
	Systems, Inc.), 6.35%, 5/15/26	$1,190,744
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,644,925
2,000	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.00%, 11/15/18
		2,045,640
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35
		2,320,860
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley
	Health Network), 5.25%, 7/1/32	5,193,750
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43
		2,143,820
1,110	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34
		1,163,935
4,100	Pennsylvania HEFA, (UPMC Health System),
	6.00%, 1/15/31	4,520,004
1,400	St. Mary Hospital Authority, (Catholic Health East),
	5.375%, 11/15/34	1,470,182
1,885	Washington County Hospital Authority, (Monongahela
	Hospital), 5.50%, 6/1/17	2,018,006

		$27,499,771

Industrial Development Revenue — 0.9%

$ 500	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	$520,905
1,500	New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19
		1,500,375

		$2,021,280

Insured-Cogeneration — 1.9%

$4,000	Pennsylvania EDA, (Colver), (AMBAC), (AMT),
	4.625%, 12/1/18	$4,078,560

		$4,078,560

Insured-Education — 2.2%

$1,000	Chester County, IDA Educational Facility, (Westtown
	School), (AMBAC), 5.00%, 1/1/31	$1,039,170
1,350	Lycoming County Authority, (Pennsylvania College of
	Technology), (AMBAC), 5.25%, 5/1/32(1)	1,448,860
2,220	Pennsylvania HEFA, (University of the Science in
	Philadelphia), (XLCA), 4.75%, 11/1/33	2,244,908

		$4,732,938

Insured-Electric Utilities — 6.7%

$8,000	Beaver IDA, (Ohio Edison Co.), (AMBAC),
	7.05%, 10/1/20	$8,216,400
2,000	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29
		2,027,220

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s 36

Eaton Vance Pennsylvania Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$2,000	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27
		$2,045,420
1,665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.519%, 7/1/29(2)(3)
		2,058,639

		$14,347,679

Insured-Escrowed / Prerefunded — 9.1%

$2,540	Allegheny County Sanitation Authority, (MBIA),
	Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,833,345
2,500	Erie School District, (MBIA), Escrowed to Maturity,
	0.00%, 5/1/19	1,381,250
2,625	Erie School District, (MBIA), Escrowed to Maturity,
	0.00%, 5/1/20	1,381,091
2,625	Erie School District, (MBIA), Escrowed to Maturity,
	0.00%, 5/1/21	1,312,132
3,625	Erie School District, (MBIA), Escrowed to Maturity,
	0.00%, 5/1/22	1,719,809
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27
		1,395,194
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31
		1,114,970
4,845	Westmoreland Municipal Authority, (FGIC), Escrowed to
	Maturity, 0.00%, 8/15/19	2,647,356
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to
	Maturity, 0.00%, 8/15/20	2,805,624
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to
	Maturity, 0.00%, 8/15/20	3,007,450

		$19,598,221

Insured-General Obligations — 20.9%

$2,170	Elizabeth Forward School District, (MBIA),
	0.00%, 9/1/20	$1,107,785
2,170	Elizabeth Forward School District, (MBIA),
	0.00%, 9/1/21	1,051,213
2,170	Elizabeth Forward School District, (MBIA),
	0.00%, 9/1/22	996,551
2,170	Elizabeth Forward School District, (MBIA),
	0.00%, 9/1/23	942,127
4,350	Erie School District, (AMBAC), 0.00%, 9/1/30	1,307,175
1,075	Greater Nanticoke Area School District, (MBIA),
	0.00%, 10/15/28	345,623
1,075	Greater Nanticoke Area School District, (MBIA),
	0.00%, 10/15/29	328,660
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,430,967
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,566,386
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	458,930

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$ 2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	$740,700
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	496,057
1,430	Mars Area School District, (MBIA), 0.00%, 3/1/14	1,017,402
3,420	McKeesport Area School District, (AMBAC),
	0.00%, 10/1/25	1,334,518
2,340	McKeesport Area School District, (AMBAC),
	0.00%, 10/1/27	824,569
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,817,312
7,000	Philadelphia School District, (FGIC),
	5.125%, 6/1/34	7,404,180
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,612,605
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,576,497
1,010	Plum Boro School District, (FGIC),
	4.75%, 9/15/25	1,039,108
3,300	Puerto Rico, (FSA), Variable Rate,
	8.479%, 7/1/27(2)(3)	4,043,688
500	Puerto Rico, (MBIA), Variable Rate,
	11.395%, 7/1/20(2)(3)	751,875
655	Rochester Area School District, (AMBAC),
	0.00%, 5/1/10	556,534
4,000	Spring Ford School District, (FGIC),
	4.75%, 3/1/25	4,053,160

		$44,803,622

Insured-Hospital — 4.4%

$3,750	Allegheny County Hospital Authority, (Magee-Womens Hospital), (FGIC), 0.00%, 10/1/15
		$2,440,425
4,000	Pennsylvania Higher Educational Facilities Authority,
	(UPMC Health System), (FSA), 5.00%, 8/1/29	4,140,960
1,250	Sharon Health System Authority, (Sharon Regional
	Health System), (MBIA), 5.00%, 12/1/28	1,290,075
1,310	Washington County Hospital Authority, (Washington
	Hospital), (AMBAC), 5.50%, 7/1/17	1,482,213

		$9,353,673

Insured-Lease Revenue / Certificates of Participation — 0.3%

$500	Puerto Rico Public Finance Corp., (AMBAC),
	Variable Rate, 10.135%, 6/1/24(2)(3)	$682,430

		$682,430

Insured-Special Tax Revenue — 0.3%

$635	Pennsylvania Turnpike Commission, Franchise
	Tax Revenue, (AMBAC), 4.75%, 12/1/27	$642,290

		$642,290

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

37

Eaton Vance Pennsylvania Municipals Fund a s o f J u l y 3 1 , 2 0 0 5 P O R T F O L I O O F I N V E S T M E N T S C O N T ’ D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 3.1%

$1,600	Allegheny County Port Authority, (FGIC),
	5.00%, 3/1/29	$1,666,880
3,750	Pennsylvania Turnpike Commission, (AMBAC),
	5.00%, 7/15/41	3,892,725
865	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.58%, 7/1/26(2)(3)
		970,227

		$6,529,832

Insured-Utilities — 4.4%

$5,500	Philadelphia Gas Works Revenue, (FSA),
	5.00%, 7/1/28	$5,711,640
2,700	Philadelphia Gas Works Revenue, (FSA), Variable Rate,
	10.96%, 7/1/17(2)(3)	3,710,799

		$9,422,439

Insured-Water and Sewer — 4.4%

$ 460	Allegheny County Sanitation Authority, (MBIA),
	5.50%, 12/1/30	$505,181
1,000	Harrisburg Authority Water Revenue, (FSA),
	5.00%, 7/15/29	1,043,850
1,750	Lower Moreland Township Authority, Sewer Revenue,
	(FSA), 5.00%, 8/1/29	1,832,653
2,500	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 9.835%, 11/1/31(2)(3)
		2,821,375
3,000	Pittsburgh Water and Sewer Authority, (AMBAC),
	5.125%, 12/1/27	3,155,670

		$9,358,729

Nursing Home — 4.0%

$2,000	Allegheny County HDA, (Villa St. Joseph),
	6.00%, 8/15/28	$1,985,120
620	Chartiers Valley IDA, (Beverly Enterprises, Inc.),
	5.375%, 6/1/07	620,186
1,510	Green County IDA, (Beverly Enterprises, Inc.),
	5.75%, 3/1/13	1,512,507
3,060	Montgomery IDA, (Advancement of Geriatric Health
	Care Institute), 8.375%, 7/1/23	3,078,268
1,280	Westmoreland County IDA, (Highland Health Systems, Inc.), 9.25%, 6/1/22
		1,280,730

		$8,476,811

Senior Living / Life Care — 8.9%

$1,210	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	$1,296,237
5,000	Chester IDA, (Senior Life Choice of Kimberton), (AMT),
	8.50%, 9/1/25	5,153,350
2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27	1,255,125
1,700	Crawford County Hospital Authority, (Wesbury United
	Methodist Community), 6.25%, 8/15/29	1,762,645

Principal Amount
(000’s omitted)	Security	Value

Senior Living / Life Care (continued)

$4,050	Delaware County, (White Horse Village),
	7.50%, 7/1/18	$ 4,192,722
1,835	Grove City, Area Hospital Authority, (Grove Manor),
	6.625%, 8/15/29	1,928,952
1,835	Lancaster County, Hospital Authority, (Willow Valley
	Retirement Communities), 5.875%, 6/1/31	1,942,715
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), 6.75%, 11/15/24
		532,950
1,100	Philadelphia HEFA, (The Philadelphia Protestant Home),
	6.50%, 7/1/27	1,112,353

		$19,177,049

Transportation — 1.3%

$1,000	Delaware River Joint Toll Bridge Commission,
	5.00%, 7/1/28	$ 1,043,810
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,007,940
750	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	810,945

		$ 2,862,695

Total Tax-Exempt Investments — 96.6%
(identified cost $191,817,588)		$207,200,279

Other Assets, Less Liabilities — 3.4%		$ 7,280,473

Net Assets — 100.0%		$214,480,752

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative
Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by
Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at
July 31, 2005, 59.6% of the securities in the portfolio of
investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The
aggregate percentage insured by an individual financial institution ranged from 1.1% to 17.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $15,039,033 or 7.0% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2005.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

38

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S
S t a t e m e n t s o f A s s e t s a n d L i a b i l i t i e s
As of July 31, 2005
	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Assets

Investments —
Identified cost	$ 68,328,820	$ 27,854,427	$ 122,886,614	$ 56,123,394
Unrealized appreciation	5,844,126	2,017,536	8,824,389	6,115,565

Investments, at value	$ 74,172,946	$ 29,871,963	$ 131,711,003	$ 62,238,959

Cash	$3,220,377	$176,049	$2,215,354	$22,208
Receivable for Fund shares sold	32,950	34,598	234,775	9,622
Interest receivable	584,354	342,968	1,396,899	697,772
Receivable for daily variation margin on open financial futures contracts	123,750	71,156	213,281	98,531

Total assets	$ 78,134,377	$ 30,496,734	$ 135,771,312	$ 63,067,092

Liabilities

Payable for investments purchased	$619,429	$—	$—	$—
Payable for Fund shares redeemed	416,199	23,171	82,080	63,595
Demand note payable	—	—	—	300,000
Dividends payable	96,805	38,118	204,072	95,154
Payable for when-issued securities	1,380,002	—	2,167,454	543,906
Payable to affiliate for investment advisory fees	19,206	5,118	42,522	16,148
Payable to affiliate for distribution and service fees	22,637	10,578	42,491	15,972
Accrued expenses	47,898	41,431	63,451	50,416

Total liabilities	$2,602,176	$118,416	$2,602,070	$1,085,191

Net Assets	$ 75,532,201	$ 30,378,318	$ 133,169,242	$ 61,981,901

Sources of Net Assets

Paid-in capital	$ 73,426,706	$ 29,325,049	$ 126,724,186	$ 57,256,628
Accumulated net realized loss (computed on the basis of identified cost)
	(3,919,569)	(1,041,215)	(2,530,667)	(1,525,230)
Accumulated undistributed (distributions in excess of) net investment income
	18,323	(38,118)	(204,072)	(29,274)
Net unrealized appreciation (computed on the basis of identified cost)	6,006,741	2,132,602	9,179,795	6,279,777

Total	$ 75,532,201	$ 30,378,318	$ 133,169,242	$ 61,981,901

Class A Shares

Net Assets	$ 58,597,012	$ 22,044,466	$ 102,378,135	$ 53,522,281
Shares Outstanding	5,991,909	2,273,833	9,601,968	5,560,100
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)
	$9.78	$9.69	$10.66	$9.63
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)
	$10.27	$10.17	$11.19	$10.11

Class B Shares

Net Assets	$ 16,935,189	$8,333,852	$ 30,791,107	$8,459,620
Shares Outstanding	1,557,926	789,957	2,902,644	786,798
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)
	$10.87	$10.55	$10.61	$10.75

On sales of $25,000 or more, the offering price of Class A shares is reduced.
S e e n o t e s t o f i n a n c i a l s t a t e m e n t s
39

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
S t a t e m e n t s o f A s s e t s a n d L i a b i l i t i e s
As of July 31, 2005
	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Assets

Investments —
Identified cost	$ 41, 751,245	$ 221,700,796	$ 191,817,588
Unrealized appreciation	3,078,192	23,952,808	15,382,691

Investments, at value	$ 44,829,437	$ 245,653,604	$ 207,200,279

Cash	$708,636	$765,788	$287,358
Receivable for investments sold	50,000	—	4,685,906
Receivable for Fund shares sold	17,643	132,704	228,754
Interest receivable	527,654	2,800,287	2,309,436
Receivable for daily variation margin on open financial futures contracts	82,500	732,187	618,750

Total assets	$ 46,215,870	$ 250,084,570	$ 215,330,483

Liabilities

Payable for Fund shares redeemed	$34,449	$246,450	$249,288
Dividends payable	51,832	329,320	361,076
Payable for when-issued securities	1,243,399	1,385,368	—
Payable to affiliate for investment advisory fees	9,362	82,157	76,300
Payable to affiliate for distribution and service fees	16,239	88,446	66,817
Accrued expenses	44,755	100,263	96,250

Total liabilities	$1,400,036	$2,232,004	$849,731

Net Assets	$ 44,815,834	$ 247,852,566	$ 214,480,752

Sources of Net Assets

Paid-in capital	$ 43,489,254	$ 231,870,344	$ 213,613,035
Accumulated net realized loss (computed on the basis of identified cost)	(1,808,190)	(9,017,437)	(15,449,282)
Accumulated undistributed (distributions in excess of) net investment income	(51,832)	38,853	(128,618)
Net unrealized appreciation (computed on the basis of identified cost)	3,186,602	24,960,806	16,445,617

Total	$ 44,815,834	$ 247,852,566	$ 214,480,752

Class A Shares

Net Assets	$ 31,244,865	$ 175,624,347	$ 166,733,625
Shares Outstanding	3,354,202	16,776,297	16,815,240
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)
	$9.32	$10.47	$9.92
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)
	$9.78	$10.99	$10.41

Class B Shares

Net Assets	$ 13,570,969	$72,228,219	$47,747,127
Shares Outstanding	1,354,106	6,610,507	4,655,892
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)
	$10.02	$10.93	$10.26

On sales of $25,000 or more, the offering price of Class A shares is reduced.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s
40

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
S t a t e m e n t s o f O p e r a t i o n s
For the Year Ended July 31, 2005
	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

Investment Income

Interest	$ 3,197,881	$1,364,387	$ 5,922,370	$ 2,937,890
Interest allocated from Portfolio	511,487	219,010	920,216	474,837
Expenses allocated from Portfolio	(36,757)	(15,278)	(83,876)	(36,079)

Total investment income	$ 3,672,611	$1,568,119	$ 6,758,710	$3,376,648

Expenses

Investment adviser fee	$187,692	$53,311	450,913	$175,051
Trustees fees and expenses	6,147	1,413	7,550	6,104
Distribution and service fees —
Class A	97,033	40,789	201,572	109,022
Class B	173,028	92,972	322,485	91,595
Legal and accounting services	37,453	33,080	42,341	37,870
Printing and postage	9,957	4,536	13,587	10,622
Custodian fee	50,140	30,640	85,390	50,367
Transfer and dividend disbursing agent	33,940	16,295	72,408	45,683
Registration fees	5,516	650	3,249	3,783
Miscellaneous	16,813	11,152	22,684	17,991

Total expenses	$617,719	$284,838	$ 1,222,179	$548,088

Deduct —
Reduction of custodian fee	$7,947	$3,754	13,386	$7,185

Total expense reductions	$7,947	$3,754	13,386	$7,185

Net expenses	$609,772	$281,084	$ 1,208,793	$540,903

Net investment income	$ 3,062,839	$1,287,035	$ 5,549,917	$2,835,745

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(983,159)	$280,088	$ 1,133,622	$ 1,459,246
Investment transactions from Portfolio (identified cost basis)	109,122	55,966	140,195	517,756
Financial futures contracts	(932,333)	(736,062)	(2,284,580)	(1,181,141)
Financial futures contracts from Portfolio	(926,864)	(194,379)	(717,261)	(405,041)

Net realized gain (loss)	$(2,733,234)	$ 594,387)	$(1,728,024)	$390,820

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$ 1,669,087	$336,990	$ (66,462)	$(436,930)
Investments from Portfolio (identified cost basis)	1,283,573	558,505	2,209,150	954,773
Financial futures contracts	324,252	239,454	803,922	418,251
Financial futures contracts from Portfolio	304,669	(128,997)	(457,064)	(259,024)

Net change in unrealized appreciation (depreciation)	$ 3,581,581	$1,005,952	$ 2,489,546	$677,070

Net realized and unrealized gain	$848,347	$411,565	$ 761,522	$1,067,890

Net increase in net assets from operations	$ 3,911,186	$1,698,600	$ 6,311,439	$3,903,635

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s
41

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
S t a t e m e n t s o f O p e r a t i o n s
For the Year Ended July 31, 2005
	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Income

Interest	$ 2,036,171	$ 11,462,359	$ 10,743,454
Interest allocated from Portfolio	315,648	1,809,444	1,657,966
Expenses allocated from Portfolio	(22,529)	(163,010)	(141,984)

Total investment income	$ 2,329,290	$ 13,108,793	$ 12,259,436

Expenses

Investment adviser fee	$ 96,129	$896,989	$795,172
Trustees fees and expenses	1,427	11,452	11,873
Distribution and service fees —
Class A	59,166	337,429	326,341
Class B	138,256	725,973	476,729
Legal and accounting services	40,572	62,492	73,405
Printing and postage	6,940	30,565	38,132
Custodian fee	37,456	131,882	122,457
Transfer and dividend disbursing agent	31,803	148,246	164,501
Registration fees	7,206	2,630	2,295
Miscellaneous	12,550	35,771	33,431

Total expenses	$ 431,505	$2,383,429	$2,044,336

Deduct —
Reduction of custodian fee	$ 4,496	$15,184	$12,457

Total expense reductions	$ 4,496	$15,184	$12,457

Net expenses	$ 427,009	$2,368,245	$2,031,879

Net investment income	$ 1,902,281	$ 10,740,548	$ 10,227,557

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$ 238,748	$3,522,695	$1,614,421
Investment transactions from Portfolio (identified cost basis)	66,110	268,111	221,590
Financial futures contracts	(719,309)	(4,541,728)	(3,850,295)
Financial futures contracts from Portfolio	(709,588)	(4,738,210)	(3,090,513)

Net realized loss	$ (1,124,039)	$ (5,489,132)	$ (5,104,797)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$ 778,261	$4,162,381	$2,418,517
Investments from Portfolio (identified cost basis)	856,718	6,313,911	4,104,007
Financial futures contracts	216,989	1,783,559	1,602,776
Financial futures contracts from Portfolio	214,431	1,377,838	1,014,275

Net change in unrealized appreciation (depreciation)	$ 2,066,399	$ 13,637,689	$9,139,575

Net realized and unrealized gain	$ 942,360	$8,148,557	$4,034,778

Net increase in net assets from operations	$ 2,844,641	$ 18,889,105	$ 14,262,335

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s
42

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
S t a t e m e n t s o f C h a n g e s i n N e t A s s e t s
For the Year Ended July 31, 2005
Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$3,062,839	$1,287,035	$5,549,917	$2,835,745
Net realized gain (loss) from investment transactions and financial futures contracts
	(2,733,234)	(594,387)	(1,728,024)	390,820
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts
	3,581,581	1,005,952	2,489,546	677,070

Net increase in net assets from operations	$3,911,186	$1,698,600	$6,311,439	$3,903,635

Distributions to shareholders —
From net investment income
Class A	$ (2,318,469)	$(939,386)	$(4,412,818)	$ (2,504,865)
Class B	(739,505)	(379,270)	(1,234,451)	(371,803)

Total distributions to shareholders	$ (3,057,974)	$ (1,318,656)	$(5,647,269)	$ (2,876,668)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$ 16,305,155	$2,304,958	$10,399,553	$2,725,461
Class B	1,075,844	211,095	1,210,830	412,231
Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,269,346	584,624	2,492,243	1,415,999
Class B	394,407	220,659	713,567	190,907
Cost of shares redeemed
Class A	(8,961,301)	(1,828,830)	(10,509,495)	(6,873,400)
Class B	(2,820,787)	(1,773,895)	(4,878,507)	(2,394,086)
Net asset value of shares exchanged
Class A	1,427,399	1,036,501	2,977,357	1,063,145
Class B	(1,427,399)	(1,036,501)	(2,977,357)	(1,063,145)

Net increase (decrease) in net assets from Fund share transactions	$7,262,664	$(281,389)	$(571,809)	$ (4,522,888)

Net increase (decrease) in net assets	$8,115,876	$98,555	$92,361	$ (3,495,921)

Net Assets

At beginning of year	$ 67,416,325	$ 30,279,763	$ 133,076,881	$ 65,477,822

At end of year	$ 75,532,201	$ 30,378,318	$ 133,169,242	$ 61,981,901

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets

At end of year	$18,323	$(38,118)	$(204,072)	$(29,274)

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

43

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
S t a t e m e n t s o f C h a n g e s i n N e t A s s e t s
For the Year Ended July 31, 2005
Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$1,902,281	$10,740,548	$10,227,557
Net realized loss from investment transactions and financial futures contracts	(1,124,039)	(5,489,132)	(5,104,797)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,066,399	13,637,689	9,139,575

Net increase in net assets from operations	$2,844,641	$18,889,105	$14,262,335

Distributions to shareholders —
From net investment income
Class A	$ (1,334,488)	$(7,803,321)	$(8,116,130)
Class B	(548,401)	(2,968,623)	(2,120,355)

Total distributions to shareholders	$ (1,882,889)	$ (10,771,944)	$ (10,236,485)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,226,851	$14,343,249	$16,263,298
Class B	425,259	5,865,563	3,613,105
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	896,290	4,883,466	4,675,845
Class B	322,746	1,788,115	1,060,125
Cost of shares redeemed
Class A	(2,956,675)	(16,512,623)	(17,079,460)
Class B	(1,640,730)	(11,023,369)	(6,515,383)
Net asset value of shares exchanged
Class A	1,072,987	5,418,284	3,353,532
Class B	(1,072,987)	(5,418,284)	(3,353,532)

Net increase (decrease) in net assets from Fund share transactions	$(726,259)	$(655,599)	$2,017,530

Net increase in net assets	$235,493	$7,461,562	$6,043,380

Net Assets

At beginning of year	$ 44,580,341	$ 240,391,004	$ 208,437,372

At end of year	$ 44,815,834	$ 247,852,566	$ 214,480,752

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets

At end of year	$(51,832)	$38,853	$(128,618)

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

44

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
S t a t e m e n t s o f C h a n g e s i n N e t A s s e t s
For the Year Ended July 31, 2004

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund

From operations —
Net investment income	$3,115,046	$1,450,404	$5,787,401	$ 3,009,128
Net realized gain (loss) from investment transactions and financial futures contracts
	930,322	(65,416)	(228,437)	1,061,994
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts
	(301,793)	724,503	1,227,778	(482,076)

Net increase in net assets from operations	$3,743,575	$2,109,491	$6,786,742	$ 3,589,046

Distributions to shareholders —
From net investment income
Class A	$(1,095,645)	$(599,997)	$(2,285,756)	$ (1,061,178)
Class B	(1,932,367)	(861,289)	(3,514,124)	(1,929,024)

Total distributions to shareholders	$(3,028,012)	$(1,461,286)	$(5,799,880)	$ (2,990,202)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$ 26,378,756	$5,410,577	$24,035,272	$ 19,746,314
Class B	1,586,589	1,649,620	2,152,181	1,309,419
Net asset value of shares issued to shareholders in payment of distributions declared

Class A	567,978	398,138	1,295,536	559,050
Class B	1,007,411	465,293	1,963,941	1,122,567
Cost of shares redeemed
Class A	(4,499,424)	(3,751,682)	(14,659,349)	(3,896,988)
Class B	(26,914,076)	(11,491,707)	(30,729,293)	(24,647,831)
Net asset value of shares exchanged
Class A	17,010,710	9,070,213	62,456,978	35,107,221
Class B	(17,010,710)	(9,070,213)	(62,456,978)	(35,107,221)

Net decrease in net assets from Fund share transactions	$(1,872,766)	$(7,319,761)	$ (15,941,712)	$ (5,807,469)

Net decrease in net assets	$(1,157,203)	$(6,671,556)	$ (14,954,850)	$ (5,208,625)

Net Assets

At beginning of year	$ 68,573,528	$ 36,951,319	$148,031,731	$ 70,686,447

At end of year	$ 67,416,325	$30,279,763	$133,076,881	$ 65,477,822

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets

At end of year	$92,504	$(45,390)	$(225,997)	$ 21,977

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

45

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
S t a t e m e n t s o f C h a n g e s i n N e t A s s e t s
For the Year Ended July 31, 2004
Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

From operations —
Net investment income	$2,020,561	$11,256,288	$10,313,699
Net realized gain from investment transactions, financial futures contracts, and interest rate swap transactions	1,195,918	4,657,139	2,557,636
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts
	(957,843)	(2,316,453)	(1,385,537)

Net increase in net assets from operations	$2,258,636	$13,596,974	$11,485,798

Distributions to shareholders —
From net investment income
Class A	$(765,869)	$(3,843,079)	$(3,478,332)
Class B	(1,306,570)	(8,008,771)	(6,839,387)

Total distributions to shareholders	$(2,072,439)	$ (11,851,850)	$(10,317,719)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$ 10,556,394	$59,840,963	$53,496,624
Class B	1,545,843	7,043,549	5,763,186
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	467,656	2,247,048	1,888,995
Class B	892,578	5,077,688	3,689,421
Cost of shares redeemed
Class A	(3,998,481)	(17,859,206)	(12,738,376)
Class B	(15,304,903)	(77,827,020)	(66,026,431)
Net asset value of shares exchanged
Class A	13,897,232	90,689,869	100,530,574
Class B	(13,897,232)	(90,689,869)	(100,530,574)

Net decrease in net assets from Fund share transactions	$(5,840,913)	$ (21,476,978)	$(13,926,581)

Net decrease in net assets	$(5,654,716)	$ (19,731,854)	$(12,758,502)

Net Assets

At beginning of year	$ 50,235,057	$ 260,122,858	$221,195,874

At end of year	$ 44,580,341	$ 240,391,004	$208,437,372

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets

At end of year	$(63,857)	$165,615	$(45,449)

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

46

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Arizona Fund — Class A

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$ 9.650	$ 9.550	$ 9.730	$ 9.680	$ 9.480

Income (loss) from operations

Net investment income	$ 0.467	$ 0.493	$ 0.482	$ 0.485	$0.529
Net realized and unrealized gain (loss)	0.131	0.088	(0.182)	0.045	0.163

Total income from operations	$ 0.598	$ 0.581	$ 0.300	$ 0.530	$ 0.692

Less distributions

From net investment income	$(0.468)	$ (0.481)	$(0.480)	$(0.480)	$(0.492)

Total distributions	$ (0.468)	$ (0.481)	$(0.480)	$(0.480)	$(0.492)

Net asset value — End of year	$ 9.780	$ 9.650	$ 9.550	$ 9.730	$ 9.680

Total Return(3)	6.31%	6.15%	3.06%	5.67%	7.46%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$58,597	$47,945	$ 9,174	$ 7,342	$ 5,413
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78%	0.78%	0.76%	0.78%	0.84%
Expenses after custodian fee reduction(4)	0.76%	0.77%	0.75%	0.78%	0.82%
Net investment income	4.79%	5.10%	4.90%	5.05%	5.50%
Portfolio Turnover of the Portfolio(5)	0%	10%	6%	27%	26%
Portfolio Turnover of the Fund	16%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

47

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Arizona Fund — Class B

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$10.730	$10.620	$10.830	$10.770	$10.540

Income (loss) from operations

Net investment income	$ 0.441	0.470	$ 0.456	$ 0.461	$ 0.494
Net realized and unrealized gain (loss)	0.139	0.096	(0.211)	0.054	0.203

Total income from operations	$ 0.580	$ 0.566	$ 0.245	$ 0.515	$ 0.697

Less distributions

From net investment income	$ (0.440)	$ (0.456)	$ (0.455)	$ (0.455)	$ (0.467)

Total distributions	$ (0.440)	$ (0.456)	$ (0.455)	$ (0.455)	$ (0.467)

Net asset value — End of year	$10.870	$10.730	$10.620	$10.830	$10.770

Total Return(3)	5.68%(4)	5.38%	2.22%	4.92%	6.73%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$16,935	$19,471	$59,399	$63,117	$66,376
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.53%	1.53%	1.51%	1.53%	1.59%
Expenses after custodian fee reduction(5)	1.51%	1.52%	1.50%	1.53%	1.57%
Net investment income	4.07%	4.33%	4.17%	4.32%	4.62%
Portfolio Turnover of the Portfolio(6)	0%	10%	6%	27%	26%
Portfolio Turnover of the Fund	16%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

48

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Colorado Fund — Class A

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001

Net asset value — Beginning of year	$ 9.570	$ 9.440	$ 9.680	$ 9.680	$ 9.160

Income (loss) from operations

Net investment income	$ 0.435	$ 0.460	$ 0.464	$ 0.481	$ 0.479
Net realized and unrealized gain (loss)	0.131	0.132	(0.228)	(0.001)(3)	0.535

Total income from operations	$ 0.566	$ 0.592	$ 0.236	$ 0.480	$ 1.014

Less distributions

From net investment income	$ (0.446)	$ (0.462)	$(0.476)	$(0.480)	$(0.494)

Total distributions	$ (0.446)	$ (0.462)	$(0.476)	$(0.480)	$(0.494)

Net asset value — End of year	$ 9.690	$ 9.570	$ 9.440	$9.680	$ 9.680

Total Return(4)	6.02%	6.33%	2.42%	5.13%	11.35%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$22,044	$19,700	$ 8,709	$ 6,379	$ 2,726
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.75%	0.75%	0.73%	0.80%	0.86%
Expenses after custodian fee reduction(5)	0.74%	0.75%	0.71%	0.78%	0.82%
Net investment income	4.50%	4.78%	4.78%	5.01%	5.06%
Portfolio Turnover of the Portfolio(6)	3%	6%	21%	18%	18%
Portfolio Turnover of the Fund	16%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

49

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Colorado Fund — Class B

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001

Net asset value — Beginning of year	$10.420	$10.280	$10.540	$10.540	$ 9.970

Income (loss) from operations

Net investment income	$ 0.398	$ 0.421	$ 0.427	$ 0.447	$ 0.444
Net realized and unrealized gain (loss)	0.138	0.143	(0.244)	0.001	0.588

Total income from operations	$ 0.536	$ 0.564	$ 0.183	$ 0.448	$ 1.032

Less distributions

From net investment income	$ (0.406)	$ (0.424)	$ (0.443)	$ (0.448)	$ (0.462)

Total distributions	$ (0.406)	$ (0.424)	$ (0.443)	$ (0.448)	$ (0.462)

Net asset value — End of year	$10.550	$10.420	$10.280	$10.540	$10.540

Total Return(3)	5.41%(4)	5.53%	1.70%	4.37%	10.58%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$ 8,334	$10,579	$28,242	$30,116	$27,730
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.50%	1.50%	1.48%	1.55%	1.62%
Expenses after custodian fee reduction(5)	1.49%	1.50%	1.46%	1.53%	1.58%
Net investment income	3.78%	4.00%	4.04%	4.28%	4.33%
Portfolio Turnover of the Portfolio(6)	3%	6%	21%	18%	18%
Portfolio Turnover of the Fund	16%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

50

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Connecticut Fund — Class A

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$ 10.610	$10.540	$10.750	$10.750	$10.140

Income (loss) from operations

Net investment income	$ 0.461	$ 0.488	$ 0.494	$ 0.508	$ 0.518
Net realized and unrealized gain (loss)	0.057	0.070	(0.195)	0.007	0.601

Total income from operations	$ 0.518	$ 0.558	$ 0.299	$ 0.515	$ 1.119

Less distributions

From net investment income	$ (0.468)	$ (0.488)	$ (0.509)	$ (0.515)	$ (0.509)

Total distributions	$ (0.468)	$ (0.488)	$ (0.509)	$ (0.515)	$ (0.509)

Net asset value — End of year	$ 10.660	$10.610	$10.540	$10.750	$10.750

Total Return(3)	4.96%	5.34%	2.76%	4.92%	11.30%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$102,378	$96,559	$25,210	$22,436	$12,752
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78%	0.79%	0.77%	0.82%	0.86%
Expenses after custodian fee reduction(4)	0.77%	0.79%	0.77%	0.80%	0.83%
Net investment income	4.31%	4.58%	4.55%	4.76%	4.95%
Portfolio Turnover of the Portfolio(5)	2%	15%	19%	22%	14%
Portfolio Turnover of the Fund	14%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

51

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Connecticut Fund — Class B

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$10.560	$10.490	$ 10.700	$ 10.700	$ 10.090

Income (loss) from operations

Net investment income	$ 0.380	$ 0.404	$ 0.411	$ 0.429	$ 0.440
Net realized and unrealized gain (loss)	0.056	0.071	(0.194)	0.004	0.598

Total income from operations	$ 0.436	$ 0.475	$ 0.217	$ 0.433	$ 1.038

Less distributions

From net investment income	$ (0.386)	$ (0.405)	$ (0.427)	$ (0.433)	$ (0.428)

Total distributions	$ (0.386)	$ (0.405)	$ (0.427)	$ (0.433)	$ (0.428)

Net asset value — End of year	$10.610	$10.560	$ 10.490	$ 10.700	$ 10.700

Total Return(3)	4.36%(4)	4.55%	1.99%	4.13%	10.48%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$30,791	$36,518	$122,822	$128,349	$126,304
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.53%	1.54%	1.52%	1.57%	1.60%
Expenses after custodian fee reduction(5)	1.52%	1.54%	1.52%	1.55%	1.57%
Net investment income	3.57%	3.77%	3.82%	4.03%	4.24%
Portfolio Turnover of the Portfolio(6)	2%	15%	19%	22%	14%
Portfolio Turnover of the Fund	14%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

52

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Michigan Fund — Class A

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$ 9.480	$ 9.400	$ 9.590	$ 9.570	$ 9.040

Income (loss) from operations

Net investment income	$ 0.435	$ 0.456	$ 0.476	$ 0.486	$ 0.479
Net realized and unrealized gain (loss)	0.156	0.086	(0.190)	0.010	0.526

Total income from operations	$ 0.591	$ 0.542	$ 0.286	$ 0.496	$ 1.005

Less distributions

From net investment income	$ (0.441)	$ (0.462)	$(0.476)	$(0.476)	$(0.475)

Total distributions	$ (0.441)	$ (0.462)	$(0.476)	$(0.476)	$(0.475)

Net asset value — End of year	$ 9.630	$ 9.480	$ 9.400	$ 9.590	$ 9.570

Total Return(3)	6.34%	5.83%	2.96%	5.34%	11.37%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$53,522	$54,332	$ 4,079	$ 3,308	$ 2,838
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.80%	0.81%	0.79%	0.80%	0.86%
Expenses after custodian fee reduction(4)	0.79%	0.80%	0.78%	0.80%	0.85%
Net investment income	4.53%	4.81%	4.92%	5.11%	5.12%
Portfolio Turnover of the Portfolio(5)	2%	16%	12%	7%	8%
Portfolio Turnover of the Fund	21%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

53

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Michigan Fund — Class B

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$10.580	$10.500	$10.710	$10.690	$10.090

Income (loss) from operations

Net investment income	$ 0.407	$ 0.445	$ 0.453	$ 0.461	$ 0.457
Net realized and unrealized gain (loss)	0.174	0.071	(0.213)	0.009	0.592

Total income from operations	$ 0.581	$ 0.516	$ 0.240	$ 0.470	$ 1.049

Less distributions

From net investment income	$ (0.411)	$ (0.436)	$ (0.450)	$ (0.450)	$ (0.449)

Total distributions	$ (0.411)	$ (0.436)	$ (0.450)	$ (0.450)	$ (0.449)

Net asset value — End of year	$10.750	$10.580	$10.500	$10.710	$10.690

Total Return(3)	5.76%(4)	4.96%	2.19%	4.50%	10.59%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$ 8,460	$11,146	$66,608	$73,107	$77,957
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55%	1.56%	1.54%	1.55%	1.60%
Expenses after custodian fee reduction(5)	1.54%	1.55%	1.53%	1.55%	1.59%
Net investment income	3.80%	4.14%	4.20%	4.34%	4.38%
Portfolio Turnover of the Portfolio(6)	2%	16%	12%	7%	8%
Portfolio Turnover of the Fund	21%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

54

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Minnesota Fund — Class A

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001

Net asset value — Beginning of year	$ 9.110	$ 9.090	$ 9.310	$ 9.410	$ 9.070

Income (loss) from operations

Net investment income	$ 0.422	$ 0.432	$ 0.449	$ 0.504	$ 0.488
Net realized and unrealized gain (loss)	0.206	0.029	(0.185)	(0.118)	0.336

Total income from operations	$ 0.628	$ 0.461	$ 0.264	$ 0.386	$ 0.824

Less distributions

From net investment income	$ (0.418)	$ (0.441)	$(0.484)	$(0.486)	$(0.484)

Total distributions	$ (0.418)	$ (0.441)	$(0.484)	$(0.486)	$(0.484)

Net asset value — End of year	$ 9.320	$ 9.110	$ 9.090	$ 9.310	$ 9.410

Total Return(3)	7.02%	5.12%	2.86%	4.22%	9.29%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$31,245	$29,369	$ 8,956	$ 7,370	$ 5,364
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.78%	0.79%	0.78%	0.77%	0.87%
Expenses after custodian fee reduction(4)	0.77%	0.79%	0.76%	0.75%	0.82%
Net investment income	4.55%	4.71%	4.83%	5.41%	5.26%
Portfolio Turnover of the Portfolio(5)	6%	12%	15%	26%	17%
Portfolio Turnover of the Fund	14%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

55

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Minnesota Fund — Class B

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001

Net asset value — Beginning of year	$ 9.810	$ 9.790	$10.030	$10.130	$ 9.770

Income (loss) from operations

Net investment income	$ 0.380	$ 0.390	$ 0.411	$ 0.470	$ 0.451
Net realized and unrealized gain (loss)	0.205	0.029	(0.204)	(0.121)	0.352

Total income from operations	$ 0.585	$ 0.419	$ 0.207	$ 0.349	$ 0.803

Less distributions

From net investment income	$ (0.375)	$ (0.399)	$(0.447)	$(0.449)	$(0.443)

Total distributions	$ (0.375)	$ (0.399)	$(0.447)	$ (0.449)	$(0.443)

Net asset value — End of year	$10.020	$ 9.810	$ 9.790	$10.030	$10.130

Total Return(3)	6.23%(4)	4.33%	2.07%	3.52%	8.36%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$13,571	$15,212	$41,279	$44,110	$43,819
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.53%	1.54%	1.53%	1.52%	1.62%
Expenses after custodian fee reduction(5)	1.52%	1.54%	1.51%	1.50%	1.57%
Net investment income	3.81%	3.92%	4.11%	4.68%	4.52%
Portfolio Turnover of the Portfolio(6)	6%	12%	15%	26%	17%
Portfolio Turnover of the Fund	14%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

56

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	New Jersey Fund — Class A

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$ 10.130	$ 10.070	$10.320	$10.340	$ 9.760

Income (loss) from operations

Net investment income	$ 0.478	$ 0.508	$ 0.527	$ 0.558	$ 0.542
Net realized and unrealized gain (loss)	0.342	0.082	(0.248)	(0.043)	0.572

Total income from operations	$ 0.820	$ 0.590	$ 0.279	$ 0.515	$ 1.114

Less distributions

From net investment income	$ (0.480)	$ (0.530)	$ (0.529)	$ (0.535)	$ (0.534)

Total distributions	$ (0.480)	$ (0.530)	$ (0.529)	$ (0.535)	$ (0.534)

Net asset value — End of year	$ 10.470	$ 10.130	$10.070	$10.320	$10.340

Total Return(3)	8.24%	5.89%	2.67%	5.16%	11.71%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$175,624	$161,964	$31,548	$27,736	$19,212
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.81%	0.84%	0.82%	0.83%	0.88%
Expenses after custodian fee reduction(4)	0.80%	0.83%	0.82%	0.83%	0.87%
Net investment income	4.61%	4.99%	5.07%	5.46%	5.39%
Portfolio Turnover of the Portfolio(5)	—	15%	15%	26%	20%
Portfolio Turnover of the Fund	30%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

57

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	New Jersey Fund — Class B

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$10.570	$10.510	$ 10.780	$ 10.790	$ 10.180

Income (loss) from operations

Net investment income	$ 0.419	$ 0.445	$ 0.470	$ 0.504	$ 0.494
Net realized and unrealized gain (loss)	0.361	0.086	(0.271)	(0.039)	0.590

Total income from operations	$ 0.780	$ 0.531	$ 0.199	$ 0.465	$ 1.084

Less distributions

From net investment income	$ (0.420)	$ (0.471)	$ (0.469)	$ (0.475)	$ (0.474)

Total distributions	$ (0.420)	$ (0.471)	$ (0.469)	$ (0.475)	$ (0.474)

Net asset value — End of year	$10.930	$10.570	$ 10.510	$ 10.780	$ 10.790

Total Return(3)	7.68%(4)	5.07%	1.80%	4.43%	10.88%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$72,228	$78,427	$228,575	$239,669	$238,445
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.56%	1.59%	1.57%	1.58%	1.63%
Expenses after custodian fee reduction(5)	1.55%	1.58%	1.57%	1.58%	1.62%
Net investment income	3.87%	4.12%	4.33%	4.72%	4.71%
Portfolio Turnover of the Portfolio(6)	—	15%	15%	26%	20%
Portfolio Turnover of the Fund	30%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

58

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Pennsylvania Fund — Class A

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$ 9.730	$ 9.680	$ 9.870	$ 9.870	$ 9.480

Income (loss) from operations

Net investment income	$ 0.490	$ 0.513	$ 0.525	$ 0.565	$ 0.548
Net realized and unrealized gain (loss)	0.191	0.053	(0.171)	(0.021)	0.381

Total income from operations	$ 0.681	$ 0.566	$ 0.54	$ 0.544	$ 0.929

Less distributions

From net investment income	$ (0.491)	$ (0.516)	$ (0.544)	$ (0.544)	$ (0.539)

Total distributions	$ (0.491)	$ (0.516)	$ (0.544)	$ (0.544)	$ (0.539)

Net asset value — End of year	$ 9.920	$ 9.730	$ 9.680	$ 9.870	$ 9.870

Total Return(3)	7.14%	5.91%	3.60%	5.66%	10.05%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$166,734	$156,465	$17,109	$14,896	$11,411
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.85%	0.85%	0.83%	0.87%	0.89%
Expenses after custodian fee reduction(4)	0.84%	0.84%	0.83%	0.85%	0.85%
Net investment income	4.97%	5.27%	5.29%	5.74%	5.65%
Portfolio Turnover of the Portfolio(5)	1%	14%	23%	15%	15%
Portfolio Turnover of the Fund	16%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

59

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Pennsylvania Fund — Class B

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$10.060	$10.010	$ 10.210	$ 10.210	$ 9.800

Income (loss) from operations

Net investment income	$ 0.431	$ 0.458	$ 0.469	$ 0.510	$ 0.492
Net realized and unrealized gain (loss)	0.200	0.049	(0.182)	(0.026)	0.392

Total income from operations	$ 0.631	$ 0.507	$ 0.28	$ 0.484	$ 0.884

Less distributions

From net investment income	$ (0.431)	$ (0.457)	$ (0.487)	$ (0.484)	$ (0.474)

Total distributions	$ (0.431)	$ (0.457)	$ (0.487)	$ (0.484)	$ (0.474)

Net asset value — End of year	$10.260	$10.060	$ 10.010	$ 10.210	$ 10.210

Total Return(3)	6.58%(4)	5.10%	2.81%	4.83%	9.21%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$47,747	$51,972	$204,087	$211,865	$218,068
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.60%	1.60%	1.58%	1.62%	1.65%
Expenses after custodian fee reduction(5)	1.59%	1.59%	1.58%	1.60%	1.61%
Net investment income	4.22%	4.48%	4.57%	5.00%	4.90%
Portfolio Turnover of the Portfolio(6)	1%	14%	23%	15%	15%
Portfolio Turnover of the Fund	16%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

S e e n o t e s t o f i n a n c i a l s t a t e m e n t s

60

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5 N O T E S T O F I N A N C I A L S T A T E M E N T S

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), individually, the Fund, collectively, the Funds. The Funds seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On September 17, 2004, the Arizona Fund, the Colorado Fund, the Connecticut Fund, the Michigan Fund, the Minnesota Fund, the New Jersey Fund and the Pennsylvania Fund received its pro rata share of cash and securities from the Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), in a complete liquidation of its interest in its corresponding Portfolio. Subsequent to September 17, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations — Municipal bonds, and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2005, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires

Arizona	$177,375	July 31, 2008
	589,819	July 31, 2009
	536,449	July 31, 2010
	353,624	July 31, 2012
	691,155	July 31, 2013

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Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5 N O T E S T O F I N A N C I A L S T A T E M E N T S C O N T ’ D

Fund	Amount	Expires

Colorado	$145,382	July 31, 2009
	146,689	July 31, 2010
	166,807	July 31, 2012
	350,515	July 31, 2013
Connecticut	242,814	July 31, 2008
	214,600	July 31, 2010
	502,297	July 31, 2012
	1,173,100	July 31, 2013
Michigan	562,654	July 31, 2008
	226,944	July 31, 2010
	681,536	July 31, 2011
Minnesota	340,808	July 31, 2008
	128,212	July 31, 2009
	214,916	July 31, 2010
	382,839	July 31, 2012
	504,289	July 31, 2013
New Jersey	1,190,382	July 31, 2009
	941,924	July 31, 2011
	3,296,401	July 31, 2012
	2,944,993	July 31, 2013
Pennsylvania	933,369	July 31, 2009
	1,301,218	July 31, 2010
	7,701,119	July 31, 2011
	1,108,751	July 31, 2012
	3,349,896	July 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

Additionally, at July 31, 2005, Arizona Fund, Colorado Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund had net capital losses of $1,552,491, $130,465, $191,617, $202,624 and $272,384 respectively, attributable to security transactions incurred after October 31, 2004. These are treated as arising on the first day of each Fund’s taxable year ending July 31, 2006.

D Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund’s investment in financial futures contracts is designed to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

62

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5 N O T E S T O F I N A N C I A L S T A T E M E N T S C O N T ’ D

H Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I Expenses — The majority of expenses of the trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J Expense Reduction —  Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Fund maintains with IBT. All credit balances used to reduce the Funds’ custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2   Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
N O T E S T O F I N A N C I A L S T A T E M E N T S C O N T ’ D

The tax character of distributions paid for the years ended July 31, 2005 and July 31, 2004 was as follows:

Year Ended 7/31/05	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania

Distributions declared from:
Tax-exempt income	$3,050,909	$1,274,077	$5,481,037	$2,850,862	$1,882,664	$10,766,519	$10,220,304
Ordinary income	$ 7,065	$ 44,579	$ 166,232	$ 25,806	$ 225	$ 5,425	$ 16,181

Year Ended 7/31/04	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania

Distributions declared from:
Tax-exempt income	$3,026,661	$1,422,121	$5,722,568	$2,977,968	$2,003,490	$11,848,514	$10,313,515
Ordinary income	$ 1,351	$ 39,165	$ 77,312	$ 12,234	$ 68,949	$ 3,336	$ 4,204

During the year ended July 31, 2005, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania

Increase (decrease):
Paid in capital	—	$(44,579)	$(246,797)	$ 1	$(330,092)	$ (23,676)	$(1,809,455)
Accumulated net realized gain/(loss) on investments	$ 79,046	$ 5,686	$ 127,520	$ 10,327	$ 337,459	$119,042	$ 1,883,696
Accumulated undistributed income	$(79,046)	$ 38,893	$ 119,277	$(10,328)	$ (7,367)	$ (95,366)	$ (74,241)

These changes had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania

Undistributed income	$ 115,128	—	—	$ 65,879	—	$ 368,173	$ 232,459
Capital loss carryforward	$(2,348,422)	$ (809,393)	$(2,132,811)	$(1,471,134)	$(1,571,064)	$(8,373,700)	$(14,394,353)
Unrealized gain	$ 6,150,700	$2,146,311	$ 9,328,962	$ 6,389,892	$ 3,260,510	$25,325,067	$ 16,725,998
Other temporary differences	$(1,811,911)	$ (283,649)	$ (751,095)	$ (259,364)	$ (362,866)	$(1,337,318)	$ (1,696,386)

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Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5
N O T E S T O F I N A N C I A L S T A T E M E N T S C O N T ’ D

3 Shares of Beneficial Interest

The Funds’ Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Arizona Fund

	Year Ended July 31,

Class A	2005	2004

Sales	1,667,472	2,733,332
Issued to shareholders electing to
receive payments of distributions
in Fund shares	130,065	58,866
Redemptions	(918,393)	(468,430)
Exchange from Class B shares	146,155	1,682,315

Net increase	1,025,299	4,006,083

	Arizona Fund

	Year Ended July 31,

Class B	2005	2004

Sales	98,780	145,924
Issued to shareholders electing to
receive payments of distributions
in Fund shares	36,349	92,652
Redemptions	(260,060)	(2,487,952)
Exchange to Class A shares	(131,415)	(1,530,200)

Net decrease	(256,346)	(3,779,576)

	Colorado Fund

	Year Ended July 31,

Class A	2005	2004

Sales	237,480	555,441
Issued to shareholders electing to
receive payments of distributions
in Fund shares	60,402	41,316
Redemptions	(188,956)	(386,904)
Exchange from Class B shares	107,020	925,644

Net increase	215,946	1,135,497

	Colorado Fund

	Year Ended July 31,

Class B	2005	2004

Sales	20,034	157,284
Issued to shareholders electing to
receive payments of distributions
in Fund shares	20,950	44,100
Redemptions	(168,078)	(1,084,505)
Exchange to Class A shares	(98,315)	(849,990)

Net decrease	(225,409)	(1,733,111)

	Connecticut Fund

	Year Ended July 31,

Class A	2005	2004

Sales	972,824	2,227,450
Issued to shareholders electing to
receive payments of distributions
in Fund shares	233,072	121,644
Redemptions	(983,152)	(1,383,098)
Exchange from Class B shares	278,219	5,743,654

Net increase	500,963	6,709,650

	Connecticut Fund

	Year Ended July 31,

Class B	2005	2004

Sales	113,716	200,639
Issued to shareholders electing to
receive payments of distributions
in Fund shares	67,072	183,313
Redemptions	(458,189)	(2,861,054)
Exchange to Class A shares	(279,446)	(5,769,498)

Net decrease	(556,847)	(8,246,600)

	Michigan Fund

	Year Ended July 31,

Class A	2005	2004

Sales	283,684	2,037,124
Issued to shareholders electing to
receive payments of distributions
in Fund shares	147,435	59,130
Redemptions	(715,396)	(408,206)
Exchange from Class B shares	110,676	3,611,969

Net increase (decrease)	(173,601)	5,300,017

65

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5 N O T E S T O F I N A N C I A L S T A T E M E N T S C O N T ’ D

	Michigan Fund

	Year Ended July 31,

Class B	2005	2004

Sales	38,336	122,371
Issued to shareholders electing to
receive payments of distributions
in Fund shares	17,801	104,496
Redemptions	(223,398)	(2,282,823)
Exchange to Class A shares	(99,064)	(3,234,210)

Net decrease	(266,325)	(5,290,166)

	Minnesota Fund

	Year Ended July 31,

Class A	2005	2004

Sales	239,377	1,133,734
Issued to shareholders electing to
receive payments of distributions
in Fund shares	96,720	51,053
Redemptions	(319,918)	(436,749)
Exchange from Class B shares	115,717	1,489,150

Net increase	131,896	2,237,188

	Minnesota Fund

	Year Ended July 31,

Class B	2005	2004

Sales	42,675	154,579
Issued to shareholders electing to
receive payments of distributions
in Fund shares	32,379	89,614
Redemptions	(164,612)	(1,528,068)
Exchange to Class A shares	(107,506)	(1,383,082)

Net decrease	(197,064)	(2,666,957)

	New Jersey Fund

	Year Ended July 31,

Class A	2005	2004

Sales	1,382,887	5,723,600
Issued to shareholders electing to
receive payments of distributions
in Fund shares	470,709	220,938
Redemptions	(1,592,561)	(1,745,009)
Exchange from Class B shares	522,226	8,660,337

Net increase	783,261	12,859,866

	New Jersey Fund

	Year Ended July 31,

Class B	2005	2004

Sales	543,847	652,645
Issued to shareholders electing to
receive payments of distributions
in Fund shares	165,276	468,294
Redemptions	(1,018,290)	(7,151,002)
Exchange to Class A shares	(500,175)	(8,291,619)

Net decrease	(809,342)	(14,321,682)

	Pennsylvania Fund

	Year Ended July 31,

Class A	2005	2004

Sales	1,649,277	5,365,005
Issued to shareholders electing to
receive payments of distributions
in Fund shares	473,908	193,952
Redemptions	(1,730,461)	(1,306,201)
Exchange from Class B shares	340,006	10,061,875

Net increase	732,730	14,314,631

	Pennsylvania Fund

	Year Ended July 31,

Class B	2005	2004

Sales	354,275	564,034
Issued to shareholders electing to
receive payments of distributions
in Fund shares	103,906	360,250
Redemptions	(638,905)	(6,419,960)
Exchange to Class A shares	(328,737)	(9,723,604)

Net decrease	(509,461)	(15,219,280)

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of

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securities). For the period from August 1, 2004 to September 17, 2004, the advisory fee allocated from each Portfolio is as follows:

Portfolio	Amount	Effective Rate*

Arizona	$ 28,992	0.33%
Colorado	8,234	0.21%
Connecticut	67,401	0.38%
Michigan	27,948	0.32%
Minnesota	14,902	0.25%
New Jersey	135,382	0.42%
Pennsylvania	119,209	0.43%

For the period from September 18, 2004 to July 31, 2005, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate*

Arizona	$187,692	0.32%
Colorado	53,311	0.20%
Connecticut	450,913	0.38%
Michigan	175,051	0.32%
Minnesota	96,129	0.25%
New Jersey	896,989	0.42%
Pennsylvania	795,172	0.43%

* As a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM’s or BMR’s organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended July 31, 2005, EVM earned $2,211, $1,159, $5,840, $3,330, $2,182, $9,928, and $11,502 in sub-transfer agent fees from Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds’ principal underwriter, received $8,896, $3,447, $8,153, $4,181, $2,951, $15,763 and $20,660 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2005.

Trustees of the Funds who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

5 Distribution and Service Plans

Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B Plan requires each Fund to pay EVD amounts equal to 1/365 of 0.75% of each Fund’s daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund’s Class B shares and, accordingly, reduces each Fund’s net assets. For the year ended July 31, 2005, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $136,601, $73,399, $254,593, $72,312, $109,149, $573,137 and $376,365, respectively, to EVD, representing 0.75% of each Fund’s Class B average daily net assets. At July 31, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $985,000, $862,000, $1,284,000, $58,000, $731,000, $765,000 and $1,704,000, respectively.

The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund’s average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts.

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Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended July 31, 2005, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $97,033, $40,789, $201,572, $109,022, $59,166, $337,429 and $326,341, respectively, for Class A shares, and $36,427, $19,573, $67,892, $19,283, $29,107, $152,836 and $100,364, respectively, for Class B shares.

6 Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B Distribution Plan (see Note 5). CDSC received on Class B redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $0, $0, $0, $0, $0, $2,000 and $2,000 of CDSC paid by Class A shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2005. EVD received approximately $53,000, $20,000, $74,000, $44,000, $25,000, $118,000 and $97,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2005.

7 Investments

Purchases and sales of investments by the Portfolio, other than U.S. Government securities, purchased options and short-term obligations, for the period from August 1, 2004 to September 17, 2004 were as follows:

Arizona Portfolio

Purchases	$—
Sales	1,136,442

Colorado Portfolio

Purchases	$ 1,024,030
Sales	1,565,407

Connecticut Portfolio

Purchases	$ 2,038,780
Sales	3,775,935

Michigan Portfolio

Purchases	$ 1,232,812
Sales	3,731,116

Minnesota Portfolio

Purchases	$ 2,572,885
Sales	3,383,615

New Jersey Portfolio

Purchases	$—
Sales	3,711,250

Pennsylvania Portfolio

Purchases	$ 1,669,930
Sales	3,845,660

Purchases and sales of investments by the Fund, other than U.S. Government securities, purchased options and short-term obligations, for the period from September 18, 2004 to July 31, 2005 were as follows:

Arizona Fund

Purchases	$17,499,908
Sales	10,600,615

Colorado Fund

Purchases	$ 4,905,647
Sales	5,470,860

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Connecticut Fund

Purchases	$18,183,891
Sales	19,250,645

Michigan Fund

Purchases	$13,006,324
Sales	16,347,314

Minnesota Fund

Purchases	$ 6,128,775
Sales	6,305,042

New Jersey Fund

Purchases	$72,847,932
Sales	78,448,317

Pennsylvania Fund

Purchases	$33,571,142
Sales	42,593,879

8 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, are as follows:

Arizona Fund

Aggregate Cost	$68,184,861

Gross unrealized appreciation	$6,820,200
Gross unrealized depreciation	(832,115)

Net unrealized appreciation	$5,988,085

Colorado Fund

Aggregate Cost	$27,840,718

Gross unrealized appreciation	$2,221,446
Gross unrealized depreciation	(190,201)

Net unrealized appreciation	$2,031,245

Connecticut Fund

Aggregate Cost	$ 122,737,447

Gross unrealized appreciation	$9,238,485
Gross unrealized depreciation	(264,929)

Net unrealized appreciation	$8,973,556

Michigan Fund

Aggregate Cost	$56,013,279

Gross unrealized appreciation	$6,371,694
Gross unrealized depreciation	(146,014)

Net unrealized appreciation	$6,225,680

Minnesota Fund

Aggregate Cost	$41,677,337

Gross unrealized appreciation	$3,457,386
Gross unrealized depreciation	(305,286)

Net unrealized appreciation	$3,152,100

New Jersey Fund

Aggregate Cost	$221,336,535

Gross unrealized appreciation	$27,658,188
Gross unrealized depreciation	(3,341,119)

Net unrealized appreciation	$24,317,069

Pennsylvania Fund

Aggregate Cost	$191,537,207

Gross unrealized appreciation	$17,138,137
Gross unrealized depreciation	(1,475,065)

Net unrealized appreciation	$15,663,072

9 Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is

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charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2005, the Michigan Fund had a balance outstanding pursuant to this line of credit of $300,000. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2005.

10 Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2005 is as follows:

Futures Contracts

	Expiration			Aggregate		Net Unrealized
Fund	Date	Contracts	Position	Cost	Value	Appreciation

		120 U.S.
Arizona	09/05	Treasury Bond Short		$(14,000,115)	$(13,837,500)	$162,615

		69 U.S.
Colorado	09/05	Treasury Bond Short		$ (8,071,628)	$(7,956,562)	$115,066

		189 U.S.
	09/05	Treasury Bond Short		$(22,110,652)	$(21,794,064)	$316,588
		28 U.S.
Connecticut	09/05	Treasury Note Short		(3,146,381)	(3,107,563)	38,818

		86 U.S.
	09/05	Treasury Bond Short		$(10,060,291)	$(9,916,875)	$143,416
	09/05	15 U.S.
Michigan		Treasury Note Short		(1,685,562)	(1,664,766)	20,796

		80 U.S.
Minnesota	09/05	Treasury Bond Short		$ (9,333,410)	$(9,225,000)	$108,410

		710 U.S.
New Jersey	09/05	Treasury Bond Short		$(82,879,873)	$(81,871,875)	$1,007,998

		600 U.S.
Pennsylvania	09/05	Treasury Bond Short		$(70,250,426)	$(69,187,500)	$1,062,926

At July 31, 2005, the Funds had sufficient cash and/or securities to cover margin requirements on open futures contracts.

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11 Shareholder Meeting (Unaudited)

The Trust held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote for each Fund were as follows:

	Benjamin C.	James B.	Samuel L.	William H.	Ronald A.	Norton H.	Lynn A.	Ralph F.
Fund	Esty	Hawkes	Hayes, III	Park	Pearlman	Reamer	Stout	Verni

Arizona Fund
Affirmative	5,606,546	5,611,451	5,604,439	5,611,451	5,611,451	5,610,019	5,611,451	5,606,546
Withhold	94,260	89,355	96,367	89,355	89,355	90,787	89,355	94,260

Colorado Fund
Affirmative	2,368,083	2,372,344	2,366,402	2,372,344	2,368,083	2,366,402	2,393,795	2,372,344
Withhold	84,867	80,607	86,548	80,607	84,867	86,548	59,156	80,607

Connecticut Fund
Affirmative	10,231,340	10,231,340	10,230,802	10,231,340	10,277,189	10,299,828	10,225,444	10,225,444
Withhold	101,592	101,592	102,130	101,592	105,744	103,105	107,489	107,489

Michigan Fund
Affirmative	5,582,700	5,584,415	5,585,022	5,585,022	5,580,262	5,585,022	5,580,262	5,584,035
Withhold	93,550	91,835	91,228	91,228	95,988	91,228	95,988	92,215

Minnesota Fund
Affirmative	4,052,415	4,054,110	4,051,575	4,054,950	4,052,415	4,054,110	4,052,415	4,054,950
Withhold	55,793	54,099	56,633	53,259	55,793	54,099	55,793	53,259

New Jersey Fund
Affirmative	19,158,506	19,168,050	19,151,693	19,156,784	19,159,006	19,157,701	19,164,497	19,146,919
Withhold	414,924	405,380	421,737	416,646	414,424	415,729	408,933	426,511

Pennsylvania Fund
Affirmative	18,118,245	18,122,544	18,109,224	18,137,253	18,128,312	18,106,712	18,111,666	18,124,857
Withhold	230,303	226,004	239,324	211,295	220,236	241,836	236,882	223,691

Results are rounded to the nearest whole number.

12 Subsequent Event

On October 17, 2005, The Trustees of the Trust approved a stock split for Class B shares of the Michigan Fund, effective November 11, 2005. This action enables the Fund to bring the net asset value per share of its two Classes into closer alignment, without adversely affecting current shareholders. The stock split has no impact on the overall value of a shareholder’s investment in the Fund. The conversion ratio is 1.1167883 shares for 1 share of Class B.

The information presented below represents the effect of the stock split on the Statements of Assets and Liabilities, the Financial Highlights and Note 3 to the financial statements.

Statements of Assets and Liabilities

Michigan Fund
Class B Shares

Shares Outstanding	878,687
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$ 9.63

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N O T E S T O F I N A N C I A L S T A T E M E N T S C O N T ’ D
F i n a n c i a l H i g h l i g h t s
	Michigan Fund — Class B

	Year Ended July 31,

	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)

Net asset value — Beginning of year	$ 9.480	$ 9.400	$ 9.590	$ 9.570	$ 9.040

Income (loss) from operations

Net investment income	$ 0.364	$ 0.398	$ 0.406	$ 0.413	$ 0.409
Net realized and unrealized gain (loss)	0.154	0.072	(0.193)	0.010	0.523

Total income from operations	$ 0.518	$ 0.470	$ 0.213	$ 0.423	$ 0.932

Less distributions

From net investment income	$ (0.368)	$ (0.390)	$(0.403)	$(0.403)	$(0.402)

Total distributions	$ (0.368)	$ (0.390)	$(0.403)	$(0.403)	$(0.402)

Net asset value — End of year	$ 9.630	$ 9.480	$ 9.400	$ 9.590	$ 9.570

Total Return(3)	5.76%(4)	4.96%	2.19%	4.50%	10.59%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$ 8,460	$11,146	$66,608	$73,107	$77,957
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.55%	1.56%	1.54%	1.55%	1.60%
Expenses after custodian fee reduction(5)	1.54%	1.55%	1.53%	1.55%	1.59%
Net investment income	3.80%	4.14%	4.20%	4.34%	4.38%
Portfolio Turnover of the Portfolio(6)	2%	16%	12%	7%	8%
Portfolio Turnover of the Fund	21%	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per-share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)	Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

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N O T E S T O F I N A N C I A L S T A T E M E N T S C O N T ’ D
Note 3 to Financial Statements
	Michigan Fund

	Year Ended July 31,

Class B	2005	2004

Sales	42,813	136,663
Issued to shareholders electing to receive payments of distributions in Fund shares	19,880	116,700

Redemptions	(249,488)	(2,549,430)
Exchanges to Class A shares	(110,634)	(3,611,928)

Net decrease	(297,429)	(5,907,995)

73

Eaton Vance Municipals Funds a s o f J u l y 3 1 , 2 0 0 5 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund (collectively, the “Funds”) (certain of the series of Eaton Vance Municipals Trust) as of July 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of Eaton Vance Municipals Trust as of July 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Boston, Massachusetts

September 16, 2005 (November 25, 2005 as to the effects of the stock split described in Note 12.)

74

PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

	(3)	Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 filed November 25, 1996 and incorporated herein by reference.

	(4)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, dated November 14, 2005 filed herewith.

(b)	(1)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.

	(4)	Amendment to By-Laws of Eaton Vance Municipals Trust dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective Amendment No. 99 filed March 2, 2005 and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.
(d)	(1)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio
Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and Eaton Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to Post-Effective Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.

(d)	(2)		Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance California Municipals Fund and Eaton Vance National Municipals Fund filed as Exhibit (d)(2) to Post-Effective Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.

(e)	(1)	(a)	Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A to Distribution Agreement dated November 14, 2005 filed herewith.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995 and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January 25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) filed September 26, 2005 and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

(2)

Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-Effective Amendment No. 109 of Eaton Mutual Funds Trust (File Nos. 02-90946, 811-04015) (Accession No. 0000940394-05-000983) filed August 25, 2005 and incorporated herein by reference.

	(3)		Sub-Transfer Agency Service Agreement effective August 1, 2005 between PFPC Inc. and Eaton Vance Management filed as Exhibit Exhibit (h)(4) to Post-Effective Amendment No. 109 of Eaton Mutual Funds Trust (File Nos. 02-90946, 811-04015) (Accession No. 0000940394-05-000983) filed August 25, 2005 and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated November 14, 2005 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund filed herewith.

(m)	(1)		Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.
	(2)		Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

	(3)	(a)	Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A to Class C Distribution Plan dated November 14, 2005 filed herewith.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No. 94 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) (Accession No. 0000940394-04-000170) filed February 26, 2004 and incorporated herein by reference.
	(2)		Schedule A effective August 8, 2005 to Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (n)(2) to Post-Effective Amendment No. 108 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) (Accession No. 0000940394-05-000966) filed August 17, 2005 and incorporated herein by reference.

(p)			Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised February 1, 2005, filed as Exhibit (r)(1) to the Registration Statement on Form N-2 of Eaton Vance Global Enhanced Equity Income Fund (File Nos. 33-122540, 811-21711) filed February 4, 2005 (Accession No. 0000898432-05-000098) and incorporated herein by reference.

(q)	Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed herewith.

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930)and Boston Management and Research (File No. 801-43127 ) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
John Bercini	Vice President	None
Chris Berg	Vice President	None
Kate B. Bradshaw	Vice President	None
Timothy Breer	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Raymond Cox	Vice President	None
Peter Crowley	Vice President	None

Russell E. Curtis	Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
James Durocher	Vice President	None
Alan R. Dynner	Vice President, Secretary and Clerk	Secretary
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Vince Falbo	Vice President	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Michael A. Foster	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
James B. Hawkes	Vice President and Director	Vice President and Trustee
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Lindsey Kidder	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
James O’Brien	Vice President	None
Andrew Ogren	Vice President	None
Philip Pace	Vice President	None
Margaret Pier	Vice President	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Randy Skarda	Vice President	None
Lawrence Sinsimer	Senior Vice President	None
Bill Squadroni	Vice President	None
Joseph Staszkiw	Vice President	None
William M. Steul	Vice President and Director	None
Cornelius J. Sullivan	Senior Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None

Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Vice President	None
John Vaughan	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Wharton P. Whitaker	President and Director	None
Greg Whitehead	Vice President	None
Mark Whitehouse	Vice President	None
Steve Widder	Vice President	None
Charles Womack	Vice President	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

(c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29. Management Services

Not applicable

Item 30. Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 28, 2005.

EATON VANCE MUNICIPALS TRUST

By: /s/ Robert B. MacIntosh Robert B. MacIntosh, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 28, 2005.

Signature	Title

/s/ Robert B. MacIntosh
President (Chief Executive Officer)
Robert B. MacIntosh

/s/ Barbara E. Campbell
Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*
Trustee
Benjamin C. Esty

/s/ James B. Hawkes
Trustee
James B. Hawkes

Samuel L. Hayes, III*
Trustee
Samuel L. Hayes, III

William H. Park*
Trustee
William H. Park

Ronald A. Pearlman*
Trustee
Ronald A. Pearlman

Norton H. Reamer*
Trustee
Norton H. Reamer

Lynn A. Stout*
Trustee
Lynn A. Stout

Ralph F. Verni*
Trustee
Ralph F. Verni

*By: /s/ Alan R. Dynner

Alan R. Dynner (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.			Description
(a)	(4)		Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, dated November 14, 2005
(e)	(1)	(b)	Amended Schedule A to Distribution Agreement dated November 14, 2005
(i)			Opinion of Internal Counsel dated November 14, 2005
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Arizona
Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut
Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota
Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania
Municipals Fund
(m) (3)		(a)	Amended Schedule A to Class C Distribution Plan dated November 14, 2005
(q)			Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005